     As filed with the Securities and Exchange Commission on April 16, 2001

                                               Registration No. 333-___/811-8358


================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND TRUST

                         Area Code and Telephone Number:
                                 (212) 492-1600

                     Address of Principal Executive Offices:
                     1211 Avenue of the Americas, 41st Floor
                            New York, New York 10036

                     Name and Address of Agent for Service:

                                   Lisa Hurley
                          c/o BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.     SARAH E. COGAN, ESQ.          JOHN E.
PETER B. ELDRIDGE, ESQ.     Simpson Thacher & Bartlett    BAUMGARDNER, JR., ESQ.
J.P. Morgan Fleming Asset   425 Lexington Avenue          Sullivan & Cromwell
Management(USA) Inc.        New York, NY  10017-3954      125 Broad Street
522 Fifth Avenue                                          New York, NY  10004
New York, NY 10036

================================================================================


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 16, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-75250/811-8358) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended August 31, 2000 was filed on November 27, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

             J.P. MORGAN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109



                                           May 16, 2001

Dear Shareholder:

     A special meeting of the shareholders of J.P. Morgan Institutional Tax-Exempt Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

     As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Tax Free Money Market Fund (formerly, Chase Vista Tax Free Money Market
Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT") (the "Reorganization"). After the Reorganization, shareholders would hold an interest in the Surviving Fund. The investment objective and policies of the Merging Fund generally are similar to those of the Surviving Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Tax Free Money Market Fund."

     After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

     The Surviving Fund has also entered into agreements and plans of reorganization with other money market funds whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which have identical investment objectives and policies to the Merging Fund (collectively, the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of these other funds and certain other conditions are met, these funds will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

     At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMF.

     The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). After the Reorganization, JPMFAM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

     Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMF to the Surviving Fund and MFT. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMF, the Surviving Fund, MFT or their shareholders.

     If approval of the Reorganization is obtained, you will automatically receive shares in the Surviving Fund.

     The Proposals have been carefully reviewed by the Board of Trustees of JPMF, which has approved the Proposals.

     THE BOARD OF TRUSTEES OF JPMF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

     Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

     A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

     Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                        Sincerely,



                                                        Matthew Healey
                                                        Chairman





SPECIAL NOTE: You may receive a telephone call from us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in better service for shareholders, including a wider variety of investment options.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

Under the Reorganization, the Merging Fund will cease investing in The Tax-Exempt Money Market Portfolio (the "Master Portfolio" in which it currently invests), will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed to shareholders such as you. After the Reorganization, you will own shares in the Surviving Fund rather than the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:

SURVIVING FUND                                               MERGING FUND
--------------                                               ------------

-    The Surviving Fund's investment    -    The Merging Fund's investment
     objective is to aim to provide          objective is to maximize current
     the highest possible level of           income that is exempt from
     current income which is excluded        federal income tax consistent
     from gross income, while still          with the preservation of capital
     preserving capital and                  and same-day liquidity.
     maintaining liquidity.

-    Tries to invest 100% of its        -    Invests primarily in high
     assets in municipal obligations,        quality municipal obligations
     the interest on which is                whose income is exempt from
     excluded from gross income and          federal income taxes.
     which is not subject to the
     alternative minimum tax on
     individuals.

The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its asset in the Master Portfolio (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios are expected to be higher for your shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging

Fund. This is because The Chase Manhattan Bank has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

Yes, JPMFAM, the investment adviser that currently manages the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive shares in the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUNDS?

If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging funds will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFT?

Even if the Reorganization is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on the proposals regarding Trustees and amendments to the Declaration of Trust. Because as of the record date you are still a shareholder in JPMF, you are entitled to vote on these proposals. Shareholders of MFT are being asked to approve the same Trustees and the same amendments to MFT's Declaration of Trust that are proposed for JPMF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

             J.P. MORGAN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001



To the Shareholders of
J.P. Morgan Institutional Tax-Exempt Money Market Fund:

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of JPMorgan Institutional Tax-Exempt Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

     ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and between JPMF, on behalf of the Merging Fund, and Mutual Fund Trust ("MFT"), on behalf of JPMorgan Tax Free Money Market Fund (formerly, Chase Vista Tax Free Money Market Fund) (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Institutional Class shares of the Surviving Fund (the "Surviving Fund Shares"); and (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

     ITEM 2. To elect ____ Trustees to serve as members of the Board of Trustees of JPMF.

     ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

     Each proposal is described in the attached Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

     Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.



                                                     Margaret W. Chambers
                                                     Secretary



         May 16, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 16, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

             J.P. MORGAN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700

                        BY AND IN EXCHANGE FOR SHARES OF

                       JPMORGAN TAX FREE MONEY MARKET FUND
               (FORMERLY, CHASE VISTA TAX FREE MONEY MARKET FUND),
                          A SERIES OF MUTUAL FUND TRUST
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                 1-800-766-7722



     This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Institutional Tax-Exempt Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), into JPMorgan Tax Free Money Market Fund (formerly, Chase Vista Tax Free Money Market
Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT"). If approved by Shareholders, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMF and MFT are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Tax Free Money Market Fund."

     Under the proposed Reorganization, each Merging Fund Shareholder will receive Institutional Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently has a multi-class structure under which it offers Reserves Class, Vista Class, Premier Class and Institutional Class shares. In connection with the Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class", will rename the Institutional Class "Agency Class" and will introduce a new "Institutional Class" of shares.

     At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMF and to approve amendments to JPMF's Declaration of Trust.

     The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") between JPMF, on behalf of the Merging Fund, and MFT, on behalf of the Surviving Fund, attached to this Combined Prospectus/Proxy Statement as Appendix A.

     The Board of Trustees for JPMF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFT's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

     This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFT and JPMF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports to Shareholders for the Merging Fund and the Surviving Fund (including the Annual Report of The Tax-Exempt Money Market Portfolio) and the Semi-Annual Report of the Surviving Fund are incorporated herein by reference, and the current Prospectus, Annual Report and Semi-Annual Report of the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement dated May 16, 2001 containing additional information about MFT and JPMF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund, may be obtained without charge by writing to MFT at its address noted above or by calling 1-800-766-7722.

     This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 16, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFT OR JPMF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

INTRODUCTION............................................................1

PROPOSAL 1:  REORGANIZATION PLAN........................................1

SUMMARY.................................................................1

COMPARATIVE FEE AND EXPENSE TABLES......................................5

RISK FACTORS............................................................8

INFORMATION RELATING TO THE PROPOSED REORGANIZATION.....................9

INVESTMENT POLICIES....................................................13

PURCHASES, REDEMPTIONS AND EXCHANGES...................................20

DISTRIBUTIONS AND TAXES................................................24

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
FUND'S ORGANIZATION STRUCTURE..........................................25

INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES......27

PROPOSAL 2: ELECTION OF TRUSTEES.......................................30

VOTE REQUIRED..........................................................31

INFORMATION RELATING TO VOTING MATTERS.................................35

ADDITIONAL INFORMATION ABOUT MFT.......................................37

ADDITIONAL INFORMATION ABOUT JPMF......................................37

FINANCIAL STATEMENTS AND EXPERTS.......................................38

OTHER BUSINESS.........................................................38

LITIGATION.............................................................38

SHAREHOLDER INQUIRIES..................................................39

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION........................1

                                  INTRODUCTION


GENERAL

     This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 16, 2001.

                         PROPOSAL 1: REORGANIZATION PLAN
                         ----------- -------------------

     At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among JPMF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co. ("JPMC") pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Tax Free Money Market Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus, Annual Report and Semi-Annual Report are enclosed with this Combined Prospectus/Proxy Statement.

THE JPMF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

     Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMF Board will consider other appropriate courses of action.

                                     SUMMARY

     The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report in respect of the Surviving Fund and the Merging Fund (including the Annual Report of The
Tax-Exempt Money Market Portfolio), and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

     Pursuant to the proposed Reorganization Plan, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

     Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Institutional Class Shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales charge in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

     The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

     Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFT Board and the JPMF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

     The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in better service for shareholders, including a wider variety of investment options.

CONCURRENT REORGANIZATION

     The Merging Fund currently invests all of its investable assets in The Tax-Exempt Money Market Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan Institutional Service Tax-Exempt Money Market Fund, a series of JPMF, and J.P. Morgan Tax-Exempt Money Market Fund, a series of J.P. Morgan Funds, each have identical investment objectives and policies as the Merging Fund (the "Feeder Portfolios") and also currently invest all of their assets in the Master Portfolio. The Surviving Fund has entered into substantially similar agreements and plans of reorganization with each Feeder Portfolio (collectively, the "Concurrent Reorganization"). If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund and each Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund and the Feeder Portfolios will be reorganized into the Surviving Fund and the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

     Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. The holding period and tax basis of Surviving Fund Shares received by a shareholder of the Merger Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISERS

     The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolios) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). JPMFAM and JPMIM are each wholly-owned subsidiaries of JPMC. JPMFAM will continue to serve as investment adviser following the reorganization.

INVESTMENT OBJECTIVES AND POLICIES

     The Surviving Fund's investment objective is to aim to provide the highest possible level of current income which is excluded from gross taxable income, while still preserving capital and maintaining liquidity. The Merging Fund's investment objective is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. See "Risk Factors" and "Investment Restrictions."

     The investment policies of the Surviving Fund are generally similar to those of the Merging Fund, although the Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. Under normal market conditions, the Surviving Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals. As a fundamental policy, the Surviving Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Surviving Fund is not diversified under the 1940 Act. THE MERGING FUND INVESTS PRIMARILY IN HIGH QUALITY MUNICIPAL OBLIGATIONS WHOSE INCOME IS EXEMPT FROM FEDERAL INCOME TAXES, BUT LIKE THE SURVIVING FUND MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN SECURITIES SUBJECT TO FEDERAL, STATE OR LOCAL TAXES FOR DEFENSIVE PURPOSES. THE MERGING FUND IS DIVERSIFIED UNDER THE 1940 ACT. Each Fund seeks to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

     The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of money market securities. The Surviving Fund attempts to keep its net asset value at $1.00, although there is no guarantee it will be able to do so. In general, the value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be less sensitive to interest rate changes than the value of longer-term securities. Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. Investments in the Surviving Fund may not earn as high a current income as longer-term or lower-quality securities. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

     The investment adviser for the Surviving Fund is JPMFAM. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 0.10% of average daily net asset. The Merging Fund currently pays a management fee at an annual rate of 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets for assets over $1 billion. Following the Reorganization, JPMFAM will manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.10% of average daily net assets.

OTHER SERVICES

     J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, the Distributor serves as sub-administrator and DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, The Bank of New York ("BONY") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

     As administrator, Chase receives a fee of 0.10% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administratioin fee will be amended to reduce the fee to 0.05% for complex wide money market Fund assets in excess of $100 billion.

ORGANIZATION

     Each of MFT and JPMF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMF and the Surviving Fund is organized as a series of MFT.

PURCHASES, REDEMPTIONS AND EXCHANGES

     After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be as described in this Combined Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

COMPARATIVE FEE AND EXPENSE TABLES

     The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares in the Merging Fund will receive Institutional Class Shares in the Surviving Fund. Please note that the Surviving Fund currently has four classes of shares:
Reserves Class, Vista Class, Premier Class and Institutional Class. In connection with the Reorganization and Concurrent Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class", will rename the Institutional Class "Agency Class" and will introduce a new "Institutional Class" of shares.

     The table indicates that while contractual (pre-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be higher following the Reorganization, actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. This is because Chase has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least three years.


                                     THE MERGING FUND                      THE SURVIVING FUND*
                                     ----------------     ----------------------------------------------------
                                                            RESERVE    PREMIER
                                                            CLASS      CLASS      VISTA CLASS   INSTITUTIONAL
                                          SHARES            SHARES     SHARES#      SHARES #    CLASS SHARES #
                                          ------            ------     -------      --------    --------------
SHAREHOLDER FEES (fees paid
   directly from your
   investment) -Maximum Sales
   Charge (Load) when you buy
   shares, shown as % of the
   offering price.............             None             None         None         None           None
   Maximum Deferred Sales
   Charge (Load) shown as
   lower of original purchase
   price or redemption
   proceeds...................             None             None         None         None           None
ANNUAL FUND OPERATING
   EXPENSES (EXPENSES THAT
   ARE DEDUCTED FROM FUND
   ASSETS)

Management Fees...............             0.14%            0.10%       0.10%        0.10%           0.10%
Distribution (12b-1) Fees.....             None             0.30%        None        0.10%           None
Other Expenses................             0.19%            1.04%       0.41%#       0.50%#          0.25%#
Total Annual Fund Operating
   Expenses...................             0.33%            1.44%       0.51%#       0.70%#          0.35%#
Fee Waiver and Expense
   Reimbursement(1)...........             0.13%             None        None         None           None
Net Expenses..................             0.20%            1.44%       0.51%#       0.70%#          0.35%#

*The table is based on the expenses incurred in the most recent fiscal year. #Restated from the most recent fiscal year to reflect current expense arrangements.

(1) Reflects an agreement dated 3/1/01 by Morgan, an affiliate of JPMC, to waive and/or reimburse the fund to the extent operating expenses (except for those allocated to the fund by the master portfolio, and exclude interest, taxes and extraordinary expenses) exceed 0.20% of average daily net assets with respect to the Merging Fund.

     With respect to the Surviving Fund: For Reserve Class Shares, actual Distribution Fees are expected to be 0.00%, actual Other Expense are expected to be 0.69% and Total Annual Fund Operating Expenses are not expected to exceed 0.79%. For Vista Class Shares, actual Other Expense are expected to be 0.39% and Total Annual Fund Operating Expenses are not expected to exceed 0.59%. For Institutional Class Shares, actual Other Expense are expected to be 0.16% and Total Annual Fund Operating Expenses are not expected to exceed 0.26%. That is because JPMFAM and some of the Surviving Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM and these other service providers may terminate this arrangement at any time.



                                              THE SURVIVING FUND
                                         --------------------------
                                          PRO FORMA WITH CONCURRENT
                                                REORGANIZATION
                                         --------------------------
                                                INSTITUTIONAL
                                                 CLASS SHARES
                                         --------------------------
SHAREHOLDER FEES (fees paid directly
   from your investment) -Maximum Sales
   Charge (Load) when you buy shares,
   shown as % of the offering price....               None
   Maximum Deferred Sales Charge (Load)
   Shown as lower of original purchase
   price or redemption proceeds........               None
ANNUAL FUND OPERATING EXPENSES (EXPENSES
   THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees........................              0.10%
Distribution (12b-1) Fees..............               None
Other Expenses.........................              0.24%
Total Annual Fund Operating Expenses...              0.34%
Fee Waivers and Expense
   Reimbursements......................              0.14%
Net Expenses...........................              0.20%

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent operating expenses (which exclude interest, taxes and extraordinary expenses) exceed 0.20% of average daily net assets with respect to Institutional Class Shares for three years after the Reorganization.


     The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000;

o    you sell all of your shares at the end of each period;

o    your investment has a 5% return each year; and

o each Fund's operating expenses are waived for three years after the Reorganization and unwaived for the period thereafter and remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                                 ------        -------       -------       --------
THE MERGING FUND........................................          $ 20           $ 93         $ 172         $  405

THE SURVIVING FUND
   Institutional Shares.................................            36            113            197           443
   Premier Shares.......................................            52            164            285           640
   Vista Shares.........................................            72            224            390           871
   Reserves Shares                                                 147            456            787         1,724

PRO FORMA THE SURVIVING FUND
WITH CONCURRENT REORGANIZATION
   Institutional Shares                                          $  20           $ 64         $  146        $  387


                                                        RISK FACTORS

     The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund generally has investment policies and investment restrictions similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

     The Surviving Fund attempts to keep its net asset value constant, but there is no guarantee it will be able to do so. Investments in the Surviving Fund are not bank deposits or obligations of, or guaranteed or endorsed by, Chase or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the Surviving Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Surviving Fund.

     The value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be generally less sensitive to interest rate changes than the value of longer-term securities.

     Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Surviving Fund's income or hurt its ability to preserve capital and liquidity.

     Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

     Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Surviving Fund could increase if the banking or financial sector suffers an economic downturn.

     Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Surviving Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

     The Surviving Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards. THE MERGING FUND GENERALLY DOES NOT INVEST IN THESE SECURITIES.

     Although the Surviving Fund seeks to be fully invested, it may at times hold some of its assets in cash, which could hurt the Fund's performance. Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

     The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

     In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolios will cease investing in the Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFT will issue at the Effective Time of the Reorganization full and fractional Institutional Class Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gains realized up to and including the Effective Time of the Reorganization.

     Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Surviving Fund Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Institutional Class Shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

     The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

     After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

     The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

     In addition, the consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

     The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

     The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

     The JPMF Board met on March 26 and 27, 2001 and the MFT Board met on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

     The Board of each trust has determined that it is in the best interests of the Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of Fund shareholders, each Board considered a number of factors including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization.

     The Board determined that the Funds have generally similar investment objectives and policies. They noted that the Reorganization could permit the shareholders of the Merging Fund to pursue similar investment goals in a single larger fund. The Board also considered benefits expected to arise as a result of the Reorganization. Among these benefits, the Board noted that Surviving Fund Shareholders would be able to exchange into a larger number and greater variety of funds and the Surviving Fund would also benefit from the administrator's overall intent to enhance its ability effectively to monitor and oversee the quality of all service providers to the fund, including the investment adviser.

     Finally, the Board considered the expenses related to the Reorganization. The Board noted to the administrator's undertaking to waive fees or reimburse the Surviving Fund's expenses so that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table. Additional important factors were that all costs and expenses of the Reorganization would be borne by JPMC and the fact that the Board was advised that Reorganization would constitute a tax-free reorganization.

     After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT
SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         The JPMF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO CONCURRENT REORGANIZATION

     The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in reorganization plans which are substantially similar to the Reorganization Plan you are considering. As a result of the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the Reorganization is subject to the condition that JPMF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

     JPMF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

     Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as other funds as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of _____, 2001: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. Please note that the Surviving Fund currently has four classes of shares: Reserves Class, Vista Class, Premier Class and Institutional Class. In connection with the Reorganization and Concurrent Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class", will rename the Institutional Class "Agency Class" and will introduce a new "Institutional Class" of shares.

                                 CAPITALIZATION
                     PRO FORMA WITH CONCURRENT REORGANIZATION
                AMOUNTS IN THOUSANDS EXCEPT FOR PER SHARE AMOUNTS

                                           Beneficial                                           Net Asset
                                            Interest            Shares             Net          Value Per
                                          Outstanding         Outstanding        Assets           Share
                                          -----------         -----------        ---------      -----------
J.P. MORGAN FUNDS
Tax Exempt Money Market                      2,042,586                 --       $2,042,446       $1.00
Tax Exempt Institutional Money               1,212,073                 --        1,212,020        1.00
Market (Merging Fund)
Tax Exempt Institutional Service                49,536                 --           49,536        1.00
Money Market.

THE SURVIVING FUND
Institutional Shares (Renamed Agency)               --            704,931          703,855        1.00
Premier Shares                                      --             99,025           99,153        1.00
Vista Shares (Renamed Morgan)                       --            972,428          972,844        1.00
Reserves Shares                                     --                  1                1        1.00


PRO FORMA THE SURVIVING FUND WITH
   CONCURRENT REORGANIZATION
Institutional Shares                                --          1,212,073        1,212,020        1.00
Agency Shares                                       --            704,931          703,855        1.00
Premier Shares                                      --          2,191,147        2,191,135        1.00
Morgan Shares                                       --            972,429          972,845        1.00


                               INVESTMENT POLICIES

     The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

     The Surviving Fund's investment objective is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity. THE MERGING FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH THE PRESERVATION OF CAPITAL AND SAME-DAY LIQUIDITY. The Surviving Fund cannot change its objective without shareholder approval. The Merging Fund may change its objective without such approval. SHAREHOLDERS OF THE SURVIVING FUND CURRENTLY ARE CONSIDERING A PROPOSAL THAT, IF PASSED AT A SHAREHOLDER MEETING TO BE HELD THE SAME DAY AS THE MEETING OF THE MERGING FUND, WOULD ALLOW THE SURVIVING FUND TO CHANGE IT'S OBJECTIVE WITHOUT SHAREHOLDER APPROVAL.

MAIN INVESTMENT STRATEGIES

     The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

     Under normal market conditions, the Surviving Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals. Municipal obligations generally are those issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. THE MERGING FUND INVESTS PRIMARILY IN HIGH QUALITY MUNICIPAL OBLIGATIONS WHOSE INCOME IS EXEMPT FROM FEDERAL INCOME TAXES.

     As a fundamental policy (which means it cannot be changed without a shareholder vote), the Surviving Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Surviving Fund may exceed this limit.

     The Surviving Fund seeks to maintain a net asset value of $1.00 per share.

     The Surviving Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

     The Surviving Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by JPMFAM.

     The dollar-weighted average maturity of the Surviving Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

     The Surviving Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

INVESTMENT RESTRICTIONS

     The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of a Fund.

SURVIVING FUND                          MERGING FUND
--------------                          ------------

The Surviving Fund is also              The Merging Fund may not make any
diversified under the 1940 Act, but     investment inconsistent with its
it is not subject to a similar          classification as a diversified
fundamental restriction.                investment company under the 1940
                                        Act.

The Surviving Fund may not purchase     The Merging Fund may not purchase any
the securities of any issuer (other     security that would cause it to
than securities issued or guaranteed    concentrate its investments in the
by the U.S. government or any of its    securities of issuers primarily
agencies or instrumentalities, or       engaged in any particular industry
repurchase agreements secured           except as permitted by the
thereby) if, as a result, more than     Commission.
25% of the Surviving Fund's total
assets would be invested in the
securities of companies whose
principal business activities are in
the same industry. Notwithstanding
the foregoing, (i) with respect to
the Surviving Fund's permissible
futures and options transactions in
U.S. Government securities, positions
in such options and futures shall not
be subject to this restriction; (ii)
the Surviving Fund may invest more
than 25% of its total assets in
obligations issued by banks,
including U.S. banks and (iii) the
Surviving Fund may invest more than
25% of its assets in municipal
obligations secured by bank letters
of credit or guarantees, including
participation certificates.

The Surviving Fund may not borrow       The Merging Fund may not borrow
money, except for temporary or          money, except to the extent permitted
emergency purposes, or by engaging in   by applicable law.
reverse repurchase transactions, in
an amount not exceeding 33% of the
value of its total assets at the time
when the loan is made and may pledge,
mortgage or hypothecate no
more than 1/3 of its net assets
to secure such borrowings. Any
borrowings representing more than 5%
of the Surviving Fund's total assets
must be repaid before the Surviving
Fund may make additional investments.



The Surviving Fund may not purchase     The Merging Fund may not purchase or
or sell physical commodities unless     sell commodities or commodity
acquired as a result of ownership of    contracts unless acquired as a result
securities or other instruments but     of ownership of securities or other
this shall not prevent the Fund from    instruments issued by persons that
(i) purchasing or selling options and   purchase or sell commodities or
futures contracts or from investing     commodities contracts; but this shall
in securities or other instruments      not prevent the Merging Fund from
backed by physical commodities or       purchasing, selling and entering into
(ii) engaging in forward purchases or   financial futures contracts
sales of foreign currencies or          (including futures contracts on
securities.                             indices of securities, interest rates
                                        and currencies), options on financial
                                        futures contracts (including futures
                                        contracts on indices of securities,
                                        interest rates and currencies),
                                        warrants, swaps, forward contracts,
                                        foreign currency spot and forward
                                        contracts or other derivative
                                        instruments that are not related to
                                        physical commodities.



The Surviving Fund may not make         The Merging Fund may make loans to
loans, except that the Surviving Fund   other persons, in accordance with the
may: (i) purchase and hold debt         Fund's investment objective and
instruments (including without          policies and to the extent permitted
limitation, bonds, notes, debentures    by applicable law.
or other obligations and certificates
of deposit, bankers' acceptances and
fixed time deposits) in accordance
with its investment objectives and
policies; (ii) enter into repurchase
agreements with respect to portfolio
securities; and (iii) lend portfolio
securities with a value not in excess
of one-third of the value of its
total assets. SHAREHOLDERS OF THE
SURVIVING FUND CURRENTLY ARE
CONSIDERING A PROPOSAL THAT, IF
PASSED AT A SHAREHOLDER MEETING TO BE
HELD THE SAME DAY AS THE MEETING OF
THE MERGING FUND, WOULD ADOPT A
FUNDAMENTAL INVESTMENT RESTRICTION
REGARDING LOANS THAT IS IDENTICAL TO
THE MERGING FUND'S RESTRICTION.

    Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

    Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

     Neither Fund may purchase or sell real estate (including, for the Surviving Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

     Notwithstanding any other investment policy or restriction, the Surviving Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Surviving Fund. The Merging Fund currently invests all of its investable assets in the Master Portfolio. Following the Reorganization, the Surviving Fund will invest directly in portfolio securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.

SURVIVING FUND                          MERGING FUND
--------------                          ------------

The Surviving Fund may not invest       The Merging Fund may not acquire any
more than 10% of its net assets in      illiquid securities, such as
illiquid securities. For purposes of    repurchase agreements with more than
this non-fundamental restriction,       seven days to maturity or fixed time
"illiquid securities" include           deposits with a duration of over
securities restricted as to resale      seven calendar days, if as a result
unless they are determined to be        thereof, more than 10% of the market
readily marketable in accordance with   value of the Merging Fund's total
the procedures established by the       assets would be in investments which
Board of Trustees.                      are illiquid.


The Surviving Fund may not make short   The Merging Fund may not purchase
sales of securities, other than short   securities on margin, make short
sales "against the box," or purchase    sales of securities, or maintain a
securities on margin except for         short position, provided that this
short-term credits necessary for        restriction shall not be deemed to be
clearance of portfolio transactions,    applicable to the purchase or sale of
provided that this restriction will     when-issued or delayed delivery
not be applied to limit the use of      securities.
options, futures contracts and
related options, in the manner
otherwise permitted by the investment
restrictions, policies and investment
program of the Fund. The Surviving
Fund has no current intention of
making short sales against the box.


The Surviving Fund may not, with        The Merging Fund is not subject to a
respect to 50% of its assets, hold      similar non-fundamental restriction.
more than 10% of the outstanding
voting securities of any issuer.


The Surviving Fund may invest up to     The Merging Fund may not acquire
5% of its total assets in the           securities of other investment
securities of any one investment        companies, except as permitted by the
company, but may not own more than 3%   1940 Act or any order pursuant
of the securities of any one            thereto.
investment company or invest more
than 10% of its total assets in the
securities of other investment
companies.


The Surviving Fund may not purchase     The Merging Fund is not subject to a
or sell interests in oil, gas or        similar non-fundamental restriction.
mineral leases.


The Surviving Fund may not write,       The Merging Fund is not subject to a
purchase or sell any put or call        similar non-fundamental restriction.
option or any combination thereof,
provided that this shall not prevent
(i) the writing, purchasing or
selling of puts, calls or
combinations
thereof with respect to
portfolio securities or (ii) with
respect to the Surviving Fund's
permissible futures and options
transactions, the writing,
purchasing, ownership, holding or
selling of futures and options
positions or of puts, calls or
combinations thereof with respect to
futures.


The Surviving Fund will not invest      The Merging Fund is not subject to a
more than 25% of its total assets in    similar non-fundamental restriction.
obligations issued by foreign banks
(other than foreign branches of U.S.
banks).


The Surviving Fund is not subject to    The Merging Fund may not borrow
a similar non-fundamental               money, except from banks for
restriction, although it is subject     temporary, extraordinary or emergency
to the fundamental restriction          purposes and then only in amounts up
regarding borrowing described above.    to 10% of the value of the Fund's
                                        total assets, taken at cost at the
                                        time of such borrowing; or mortgage,
                                        pledge, or hypothecate any assets
                                        except in connection with any such
                                        borrowing in amounts up to 10% of the
                                        value of the Fund's net assets at the
                                        time of such borrowing. The Fund will
                                        not purchase securities while
                                        borrowings exceed 5% of the Fund's
                                        total assets; provided, however, that
                                        the Fund may increase its interest in
                                        an open-end management investment
                                        company with the same investment
                                        objective and restrictions as the
                                        Fund while such borrowings are
                                        outstanding. This borrowing
                                        provision, for example, facilitates
                                        the orderly sale of portfolio
                                        securities in the event of abnormally
                                        heavy redemption requests or in the
                                        event of redemption requests during
                                        periods of tight market supply. This
                                        provision is not for leveraging
                                        purposes.


The Surviving Fund is not subject to    The Merging Fund may not purchase
a similar non-fundamental               industrial revenue bonds if, as a
restriction.                            result of such purchase, more than 5%
                                        of total Fund assets would be
                                        invested in industrial revenue bonds
                                        where payment of principal and
                                        interest are the responsibility of
                                        companies with fewer than three years
                                        of operating history.

     For purposes of the Surviving Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

     As a non-fundamental operating policy, the Surviving Fund will not invest in obligations secured by letters of credit or guarantees from foreign banks (other than foreign branches of U.S. banks) if, after giving effect to such investment, the value attributable to such letters of credit or guarantees, as determined by JPMFAM, would exceed 25% of the Fund's total assets.

     There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

     Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. The following discussion applies to Institutional Class Shares. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

SALES CHARGES

     There is no sales charge to buy or sell Institutional Class Shares.

12b-1 FEES

     There is no Rule 12b-1 distribution plan for Institutional Class Shares of the Surviving Fund.

BUYING SURVIVING FUND SHARES

     THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

     The price shareholders pay for their shares is the net asset value per share (NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund seeks to maintain a stable NAV of $1.00. The Surviving Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Surviving Fund would receive if it sold the investment.

     The NAV of each class of shares is generally calculated as of 6:00 p.m. Eastern time each day the Surviving Fund is accepting purchase orders.

     A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

     The Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If an order is sent in proper form by the Surviving Fund's cut-off time, it will be processed at that day's price and you will be entitled to all dividends declared on that day. If your order is received after the cut-off time, it generally will be processed at the next day's price. If you pay by check before the cut-off time, your order generally will be processed the next day the Surviving Fund is open for business. Normally, the cut-off (in Eastern time) is 4:00 p.m. A later cut-off time may be permitted for investors buying their shares through Chase or a bank affiliate of Chase so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early. You must provide a Taxpayer Identification Number when you open an account.

     The Surviving Fund has the right to reject any purchase order for any reason.

     Institutional shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet the Surviving Fund's minimum investment requirements. Shareholders receiving Institutional Class Shares in the Reorganization will be permitted to purchase additional Institutional shares in the future.

     For Institutional Class Shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 12:00 p.m. (Noon), Eastern time, on the day the shareholder buys.

     Shareholders seeking to buy Institutional Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

     A systematic investment plan is available for Institutional Class Shares.

SELLING SURVIVING FUND SHARES

     THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

     Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Surviving Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

     Under normal circumstances, if a request is received before the cut-off time, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

     Generally, proceeds are sent by check, electronic transfer or wire. If a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds by electronic transfer or wire will be sent only to the bank account on the Surviving Fund's records.

     For Institutional Class Shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

     A shareholder who purchased through an investment representative or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

     Shareholders may also sell their shares by contacting the Center directly by calling 1-800-____________.

     A systematic withdrawal plan is available for Institutional Class Shares.

EXCHANGING SURVIVING FUND SHARES

     THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

     Institutional Class Shares of the Surviving Fund may be exchanged for Institutional Class Shares of the same class in certain other JPMorgan Funds.

     For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

     The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

     For Institutional Class Shares, the Surviving Fund may close an account if the balance falls below $10,000,000. The Surviving Fund may also close the account if an investor is in the systematic investment plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

     Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Fund does not follow reasonable procedures.

     It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

     MFT, on behalf of the Surviving Fund has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares held by investors serviced by the shareholder servicing agent.

     JPMFAM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

     The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

     JPMFAM and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

                            DISTRIBUTIONS AND TAXES

     The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

     The Surviving Fund declares dividends daily and distributes any net investment income at least monthly. Net capital gain is distributed annually. You have two options for your Surviving Fund distributions. You may:

     o    reinvest all of them in additional Fund shares; or

     o take all distributions in cash or as a deposit in a pre-assigned bank account.

     If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

     Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Surviving Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

     If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

     Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

     The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Funds will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

     There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

     The Merging Fund is organized as a series of JPMF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

     The Surviving Fund is organized as a series of MFT, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFT's operations are governed by MFT's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

     Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMF's Trustees and the business of the Surviving Fund is managed by MFT's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

     Information concerning the current Trustees and officers of MFT and JPMF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

     Each of MFT and JPMF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFT or JPMF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFT or JPMF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFT nor JPMF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFT or JPMF.

SHAREHOLDER VOTING RIGHTS

     A vacancy in the Board of either MFT or JPMF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders of either MFT or JPMF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFT and JPMF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFT and JPMF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

     Under the Declaration of Trust of each of MFT and JPMF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFT and JPMF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

     The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFT and JPMF are available without charge upon written request to that trust.

       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

     As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM.

DESCRIPTION OF JPMFAM

     JPMFAM, a registered investment adviser, is an indirect wholly-owned subsidiary of JPMC, incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of _______ __, 2001, JPMFAM and certain of its affiliates (including JPMIM) provided investment management services with respect to assets of approximately $___ billion.

     Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio by JPMIM.

     EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.10%. The Merging Fund currently pays JPMIM 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets in excess of $1 billion with respect to its assets in the Master Portfolio. JPMFAM may waive fees from time to time.

     Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

     SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

     LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFT or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

     DURATION AND TERMINATION. The Advisory Agreement continues in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFT or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFT Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFT.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFT Board.

     Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFT's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

     In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

     In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFT's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

     It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFT or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES

     The Distributor, a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the Merging Fund's distributor and sub-administrator, is the distributor and sub-administrator for the Surviving Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

     Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, BONY will become the Surviving Fund's fund accountant and custodian.

                                  PROPOSAL 2:
                              ELECTION OF TRUSTEES
                              --------------------

     It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of MFT are being asked to approve the same Trustees as are being proposed for JPMF.

     In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of MFT certain current Trustees of JPMF and certain members of JPMF's advisory boards. Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

     Shareholders of MFT are concurrently considering the election of the same individuals to the Board of Trustees of MFT. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFT and JPMF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

     The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE JPMF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

     The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of JPMF.

     The following are the nominees:

     The Board of Trustees of JPMF met ___ times during the fiscal year ended November 30, 2000, and each of the Trustees attended at least 75% of the meetings.

     The Board of Trustees of JPMF presently has an Audit Committee. The members of the Audit Committee are Messrs. __________. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal year ended November 30, 2000.

     A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of JPMF, the Master Portfolio and certain other investment companies in the Fund Complex, up to and including creating a separate board of trustees.

*Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

     Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the investment companies in the Fund Complex and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

     Trustee compensation expenses paid for the calendar year ended December 31, 2000 are set forth below.


                                                 Aggregate Trustee
                                            Compensation Paid by the      Total Trustee Compensation Accrued
      Name of Trustee                           Trust During 2000          by Fund Complex(1) During 2000(2)
      ---------------                           -----------------          ---------------------------------
Frederick S. Addy, Trustee                           $   23,538                        $   75,000
William G. Burns, Trustee                            $   23,538                        $   75,000
Arthur C. Eschenlauer, Trustee                       $   23,538                        $   75,000
Matthew Healey, Trustee(3)
Chairman and Chief Executive Officer                 $   23,538                        $   75,000
Michael P. Mallardi, Trustee                         $   23,538                        $   75,000

----------

1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. No investment company within the Fund Complex has a pension or retirement plan.

3. During 2000, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.


     The Trustees decide upon general policies and are responsible for overseeing JPMF's business affairs. Each of JPMF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMF has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.


     It is anticipated that the Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization.

     The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

MERGING FUND-- For the fiscal year ended August 31, 1999: $13,444. For the three months ended November 30, 1999 and for the fiscal year ended November 30, 2000:
$1,757 and $9,700, respectively.

MASTER PORTFOLIO-- For the fiscal year ended August 31, 1999: $46,121. For the three months ended November 30, 1999 and for the fiscal year ended November 30, 2000: $8,727 and $38,016, respectively.

ADVISORY BOARD

     The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The Advisory Board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of JPMF; but has no power to vote upon any matter put to a vote of the Trustees. The Advisory Board and the members thereof also serve each of the other trusts in the Fund Complex. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of JPMF, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Fund Complex and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

     Ann Maynard Gray -- President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

     John R. Laird-- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

     Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

     James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

PRINCIPAL EXECUTIVE OFFICERS:

     JPMF's and the Master Portfolio's principal executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of JPMIM, are provided and compensated by Funds Distributors, Inc., a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of JPMF and the Master
Portfolio. JPMF and the Master Portfolio have no employees.

     The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109. The principal executive officers of JPMF are as follows:

NAME AND POSITION                           AGE       PRINCIPAL OCCUPATION AND OTHER INFORMATION
-----------------                           ---       ------------------------------------------
Matthew Healey                              63        Chief Executive Officer; Chairman, Pierpont Group,
                                                      since prior to 1993.  His address is Pine Tree Country
                                                      Club Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                      Florida 33436.
Margaret W. Chambers                        41        Vice President and Secretary.  Senior Vice President
                                                      and General Counsel of FDI since April, 1998.  From
                                                      August 1996 to March 1998, Ms. Chambers was Vice
                                                      President and Assistant General Counsel for Loomis,
                                                      Sayles & Company, L.P.  From January 1986 to July 1996,
                                                      she was an associate with the law firm of Ropes & Gray.
George A. Rio                               46        President and Treasurer.  Executive Vice President and
                                                      Client Service Director of FDI since April 1998.  From
                                                      June 1995 to March 1998, Mr. Rio was Senior Vice
                                                      President and Senior Key Account Manager for Putnam
                                                      Mutual Funds.  From May 1994 to June 1995, Mr. Rio was
                                                      Director of Business Development for First Data
                                                      Corporation.

         ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as the Merging Fund's, the Master Portfolio's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFT or JPMF engages it to do so.

     AUDIT FEES. The aggregate fees paid to Pricewaterhouse Coopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio and the review of the Fund's and the Master Portfolio's financial statements for the last fiscal year ended November 30, 2000 was $37,500.

     FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems and design implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $1,360,000.

     ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,040,450.

     The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS



GENERAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

     Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

     The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

         All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

     A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

     JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of JPMF by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

     In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

     On the record date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                              Percentage of      Percentage of
                                Amount of     Merging Fund       Surviving Fund
                                 Shares      Owned on Record       Owned Upon
    Name and Address             Owned            Date            Consummation
-------------------------------------------------------------------------------

         On the record date, the Trustees and officers of MFT as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of any class or series of shares of the Surviving Fund or any class thereof and the percentage of any class or series of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                      Percentage of
                       Amount of      Surviving Fund     Percentage of Surviving
                        Shares        Owned on Record        Fund Owned Upon
    Name and Address    Owned             Date                Consummation
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT MFT

     Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFT's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-_____________. MFT is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

ADDITIONAL INFORMATION ABOUT JPMF

     Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-521-5411. JPMF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

FINANCIAL STATEMENTS AND EXPERTS

     The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended November 30, 2000, the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended November 30, 2000 and the audited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal year ended August 31, 2000 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Master Portfolio and the Surviving Fund have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

     The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

OTHER BUSINESS

     The JPMF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

LITIGATION

     Neither MFT nor JPMF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to JPMF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-_____________.

                                      * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the JPMorgan Institutional Tax-Exempt Money Market Fund (the "Transferor Portfolio"), Mutual Fund Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan Tax Free Money Market Fund (formerly, Chase Vista Tax Free Money Market Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

     WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

     WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

     (a)      PLAN OF REORGANIZATION.

     (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Institutional Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

     (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

     (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

     (b)      EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

     (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on August 11, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

     (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

     (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

     (c)      VALUATION.

     (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

     (ii) The number of Institutional Class Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Institutional Class Shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

     (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

     2.       REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

     The Acquiring Trust represents and warrants as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

     (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of which as of February 28, 2001 there were no outstanding Institutional Class (a new class of shares for the combined surviving fund) shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended August 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal period ended February 28, 2001 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

     (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio 4Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

     (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to February 28, 2001 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

     (i) NO MATERIAL ADVERSE CHANGE. Since February 28, 2001, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

     (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

     (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed for all taxable years to and including August 31, 2000, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

     (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

     3.       REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

     The Transferor Trust represents and warrants as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

     (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of which as of February 28, 2001 there were outstanding 1,212,073 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and for The Tax-Exempt Money Market Portfolio for the fiscal year ended November 30, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and The Tax-Exempt Money Market Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

     (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to November 30, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

     (h) NO MATERIAL ADVERSE CHANGE. Since November 30, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

     (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

     (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed for all taxable years to and including November 30, 2000, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

     (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

     4.       COVENANTS OF THE ACQUIRING TRUST

     The Acquiring Trust covenants to the following:

     (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

     (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     5.       COVENANTS OF THE TRANSFEROR TRUST

     The Transferor Trust covenants to the following:

     (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

     (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

     (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this
Section 5(c).

     (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

     (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

     6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

     The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

     (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since August 31, 2000.

     (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

     (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

     (e) CONCURRENT REORGANIZATION. The reorganization of each of JPMorgan Institutional Service Tax-Exempt Money Market Fund, a series of the Transferor Trust, and JPMorgan Tax-Exempt Money Market Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

     7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

     The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

     (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since November 30, 2000.

     (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

     (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

     (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

     (f)      TAX OPINION. The Acquiring Trust shall have received the Tax
Opinion.

     (g) CONCURRENT REORGANIZATION. The reorganization of each of JPMorgan Institutional Service Tax-Exempt Money Market Fund, a series of the Transferor Trust, and JPMorgan Tax-Exempt Money Market Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

     8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

     (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

     (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

     (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

     (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

     (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

     9.       EXPENSES

     The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC") Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Acquiring Portfolio are not higher than those of the Transferor Portfolio as set forth in the Transferor Trust's registration statement relating to the Transferor Portfolio for a period of three years after the Exchange Date.

     10.      NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

     if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

          1211 Avenue of the Americas, 41st Floor
          New York, New York 10036

          with a copy to:

          Simpson Thacher & Bartlett
          425 Lexington Avenue
          New York, New York 10017
          Attention: Sarah E. Cogan, Esq.

     if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

          60 State Street
          Suite 1300
          Boston, Massachusetts 02109

          with a copy to:

          Sullivan & Cromwell
          125 Broad Street
          New York, New York  10004
          Attention:  John E. Baumgardner, Jr., Esq.

     11.      RELIANCE

     All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

     12.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

     (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     (e) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

     (f) The name "Mutual Fund Trust" is the designation of its Trustees under a Declaration of Trust dated February 1, 1994, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

     IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.



         J.P. MORGAN INSTITUTIONAL FUNDS

         on behalf of J.P. Morgan Institutional Tax-Exempt Money Market Fund


         By:
            --------------------------------------------
               Name:
               Title:



         MUTUAL FUND TRUST

         on behalf of J.P. Morgan Tax Free Money Market Fund


         By:
            --------------------------------------------
               Name:
               Title:




         Agreed and acknowledged with respect to Section 9:


         J.P. MORGAN CHASE & CO.


         By:
            --------------------------------------------
               Name:
               Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
              JPMORGAN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND,
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS)

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 16, 2001 for the Special Meeting of Shareholders of J.P. Morgan Institutional Tax-Exempt Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-_____

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

     Further information about the Surviving Fund and the Merging Fund is contained in each of MFT's and JPMF's Statements of Additional Information, which are incorporated herein by reference.

     The date of this Statement of Additional Information is May 16, 2001.

                               GENERAL INFORMATION


     The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

     With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among JPMF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund, and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFT in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

     Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Institutional Class Shares of the Surviving of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

     At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMF.

     A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

     The audited financial highlights, financial statements and notes thereto of the Merging Fund and the Surviving Fund contained in their Annual Reports dated November 30, 2000 and August 31, 2000, respectively, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated November 30, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Merging Fund's, the Master Portfolio's and the Surviving Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund and the Master Portfolio for the fiscal year ended November 30, 2000 and for the Surviving Fund for the fiscal year ended August 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

     The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                  JPMorgan Tax Exempt Money Market Portfolio /
                       JPMorgan Tax Free Money Market Fund
                        Combined Portfolio of Investments
                      For The Year Ended February 28, 2001
                              (Amounts in Thousand)

                              PRINCIPAL AMOUNT
---------------------------------------------------------------------------------
                                                                   PRO FORMA
                    JPMORGAN TAX EXEMPT                             COMBINED
JPMORGAN TAX FREE      MONEY MARKET          PRO FORMA          JPMORGAN TAX FREE
MONEY MARKET FUND       PORTFOLIO           ADJUSTMENTS         MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MUNICIPALS                                         99.90%
                                                                           ---------------------------------------------------------
                                                                           ALABAMA                                             2.25%
                                                                           Alabama Special Care Facilities Financing Authority
                                                                           Mobile Rev.,Series 1999 B, (Ascension Health
                                  52,700                           52,700  Credit), VRDN, 3.30%
                                                                           Birmingham, Alabama, Apartment Authority, Municipal
                                                                           Securities Trust Receipts, Ser. SGA-47, Rev., FRDO,
              5,000                                                 5,000  3.24%, 3/2/2001
                                                                           Infirmary Health Systems, Special Care Facilities
                                                                           Financing Authority, Mobile, Alabama, Infirmary
                                                                           Health Systems Inc., Ser. A,  Rev., FRDO, 3.50%,
              3,000                                                 3,000  3/6/2001
                                                                           Stevenson, Alabama, Industrial Development Board,
                                                                           Environmental Improvement, The Mead Corp. Project,
              1,500                                                 1,500  Rev., FRDO, 3.15%, 3/1/2001
                                                                           University of Alabama, Hospital, Ser. B, Rev., FRDO,
              1,900                                                 1,900  3.15%, 3/7/2001
                                                                           West Jefferson Industrial Development Board
                                                                           Pollution Control Rev.,(AlabamaPower Co.), VRDN,
                                  50,190                           50,190  3.10%, 3/1/01

                                                                           TOTAL ALABAMA

                                                                           ALASKA                                              1.23%
                                                                           Alaska State, Housing Finance Corp., Floating Rate
                                                                           Trusts Receipts, Ser. N-13, Regulation D, Rev.,
              7,875                                                 7,875  FRDO, 3.35%, 3/2/2001
                                                                           Alaska State, Housing Finance Corp., FLOATS, Ser.
              7,835                                                 7,835  L20, Regulation D, FRDO, 3.35%, 3/2/2001
                                                                           Alaska State, Housing Finance Corp., FLOATS, Ser.
              6,845                                                 6,845  PT-202, Rev., FRDO, 3.54%, 3/1/2001
                                                                           Valdez Marine Terminal Rev., (Exxon Pipeline Company
                                   5,400                            5,400  Project), 3.10%, 3/1/01
                                                                           Valdez Marine Terminal Rev., Series 1993 A, (Exxon
                                  17,200                           17,200  Pipeline Co.),VRDN, 3.10%, 3/1/01
                                                                           Valdez Marine Terminal Rev., Series 1993 C, (Exxon
                                  12,550                           12,550  Pipeline Co.),VRDN, 3.10%, 3/1/01
                                                                           Valdez, Alaska, Marine Terminal, Ser. A-28,
              5,000                                                 5,000  Regulation D, FRDO, 3.35%, 3/7/2001

                                                                           TOTAL ALASKA

                                                                           ARIZONA                                             0.95%
                                                                           Apache County Industrial Development Authority
                                                                           Industrial DevelopmentRev., (Tucson Electric Power),
                                   7,700                            7,700  VRDN, 3.20%, 3/7/01 (LOC: Toronto Dominion Bank)
                                                                           Farmington, New Mexico, PCR, Arizona Public Services
                300                                                   300  Co., Ser. A, Rev., FRDO, 3.10%, 3/1/2001



                                                                                               MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                        JPMORGAN TAX
                                                                   JPMORGAN TAX          JPMORGAN TAX                    FREE MONEY
                                                                 FREE MONEY MARKET       EXEMPT MONEY      PRO FORMA      MARKET
                                                                      FUND               MARKET PORTFOLIO  ADJUSTMENTS     FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
---------------------------------------------------------------
ALABAMA                                                   2.25%
Alabama Special Care Facilities Financing Authority
Mobile Rev.,Series 1999 B, (Ascension Health Credit),
VRDN, 3.30%                                                           $     -       $ 52,700   $  52,700                   $  52,700
Birmingham, Alabama, Apartment Authority, Municipal
Securities Trust Receipts, Ser. SGA-47, Rev., FRDO,
3.24%, 3/2/2001                                                         5,000                                                  5,000
Infirmary Health Systems, Special Care Facilities
Financing Authority, Mobile, Alabama, Infirmary
Health Systems Inc., Ser. A,  Rev., FRDO, 3.50%,
3/6/2001                                                                3,000                                                  3,000
Stevenson, Alabama, Industrial Development Board,
Environmental Improvement, The Mead Corp. Project,
Rev., FRDO, 3.15%, 3/1/2001                                             1,500                                                  1,500
University of Alabama, Hospital, Ser. B, Rev., FRDO,
3.15%, 3/7/2001                                                         1,900                                                  1,900
West Jefferson Industrial Development Board Pollution

Control Rev.,(AlabamaPower Co.), VRDN, 3.10%, 3/1/01                                  50,190      50,190                      50,190
                                                                     ---------------------------------------------------------------

TOTAL ALABAMA                                                          11,400        102,890     102,890                     114,290

ALASKA                                                   1.23%
Alaska State, Housing Finance Corp., Floating Rate
Trusts Receipts, Ser. N-13, Regulation D, Rev., FRDO,
3.35%, 3/2/2001                                                         7,875                                                  7,875
Alaska State, Housing Finance Corp., FLOATS, Ser.
L20, Regulation D, FRDO, 3.35%, 3/2/2001                                7,850                                                  7,850
Alaska State, Housing Finance Corp., FLOATS, Ser.
PT-202, Rev., FRDO, 3.54%, 3/1/2001                                     6,845                                                  6,845
Valdez Marine Terminal Rev., (Exxon Pipeline Company
Project), 3.10%, 3/1/01                                                                5,400       5,400                       5,400
Valdez Marine Terminal Rev., Series 1993 A, (Exxon
Pipeline Co.),VRDN, 3.10%, 3/1/01                                                     17,200      17,200                      17,200
Valdez Marine Terminal Rev., Series 1993 C, (Exxon
Pipeline Co.),VRDN, 3.10%, 3/1/01                                                     12,550      12,550                      12,550
Valdez, Alaska, Marine Terminal, Ser. A-28,
Regulation D, FRDO, 3.35%, 3/7/2001                                     5,000                                                  5,000
                                                                     ---------------------------------------------------------------

TOTAL ALASKA                                                           27,570         35,150      35,150                      62,720

ARIZONA                                                  0.95%
Apache County Industrial Development Authority
Industrial DevelopmentRev., (Tucson Electric Power),
VRDN, 3.20%, 3/7/01 (LOC: Toronto Dominion Bank)                                       7,700       7,700                       7,700
Farmington, New Mexico, PCR, Arizona Public Services
Co., Ser. A, Rev., FRDO, 3.10%, 3/1/2001                                  300                                                    300

                      See Notes to Pro Forma Financial Statements


                              PRINCIPAL AMOUNT
----------------------------------------------------------------------------
                                                                 PRO FORMA
                                                                  COMBINED
                                                                JPMORGAN TAX
                    JPMORGAN TAX EXEMPT                          FREE MONEY
JPMORGAN TAX FREE      MONEY MARKET          PRO FORMA            MARKET
MONEY MARKET FUND       PORTFOLIO           ADJUSTMENTS            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MUNICIPALS                                         99.90%
                                                                           ---------------------------------------------------------

                                                                           Maricopa County Pollution Control Corp. Rev., Series
                                                                           1994 D, (Arizona Public Service Co.), VRDN, 3.05%,
                                   3,000                            3,000  3/1/01 (LOC: Bank of America N.A.)
                                                                           Salt River Project Agricultural Improvement & Power
                                  10,543                           10,543  District Elec,Series 2000-274, VRDN, 3.57%, 3/1/01
                                                                           Salt River, Arizona, Agricultural Improvement &
                                                                           Power District, Electric Systems, Salt River
              3,200                                                 3,200  Project, Ser. B, Rev., 4.65%, 1/1/2002
                                                                           Tempe, Arizona, Excise Tax, Rev., FRDO, 3.15%,
              1,300                                                 1,300  3/1/2001
                                                                           University of Arizona, COP, Series 1999 B, (Student
                                   5,000                            5,000  UnionBookstore), VRDN, 3.15%, 3/7/01 (AMBAC)
                                                                           University of Arizona, COP, Series 2000 A, (Main
                                  12,000                           12,000  Campus &Research),VRN, 3.15%, 3/7/01 (AMBAC)
                                                                           University of Arizona, Main Campus & Research, Ser.
              5,300                                                 5,300  A, Rev., COP, FRDO, 3.15%, 3/2/2001

                                                                             TOTAL ARIZONA

                                                                           ARKANSAS                                            0.27%
                                                                           Arkansas Hospital Equipment Finance Authority, AHA
              8,000                                                 8,000  Pooled Financing Program, Rev., FRDO, 3.20%, 3/7/2001
                                                                           Columbia County, Arkansas, Solid Waste Disposal,
              5,500                                                 5,500  Albemarle Corp. Project, Rev., FRDO, 3.70%, 3/1/2001

                                                                           TOTAL ARKANSAS

                                                                           CALIFORNIA                                        0.94%
                                                                           Los Angeles Regional Airports Improvement Corp.
                                  47,940                           47,940  Lease Rev.,(Sublease-Societe Generale)

                                                                           COLORADO                                            1.63%
                                                                           Arapahoe County, Colorado, Capital Improvement
                                                                           Trust, Federal Highway, FLOATS, Ser. PT-437, Rev.,
              1,000                                                 1,000  Prerefunded to 08/31/05, FRDO, 3.54%, 3/1/2001
              2,850                                                 2,850  Arvada, Colorado, Rev., FRDO, 3.80%, 3/22/2001
                                                                           Colorado Health Facilities Authority, Catholic
              4,800                                                 4,800  Health, Ser. B, Rev., FRDO, 3.25%, 3/1/2001
                                                                           Colorado Springs, Colorado, Utilities, Municipal
                                                                           Securities Trust Receipts, Ser. SGA-88, Rev., FRDO,
              6,000                                                 6,000  3.20%, 3/1/2001
                                                                           Colorado Springs Utilities Rev., Series 1991 C,
                                   7,510                            7,510  6.75%, 11/15/21
                                                                           Colorado Student Obligation Bond Authority, Student
                                                                           Loan, Senior Lien, Ser. A-3, Rev., FRDO,
              2,500                                                 2,500  3.25%, 3/7/2001
                                                                           Colorado Water Resources & Power Development
                                                                           Authority DrinkingWater, Series 2000 PA 695,
                                   4,925                            4,925  VRDN, 3.54%, 3/1/01
                                                                           Denver City & County Airport Rev. Series 1999 A-
                                  11,965                           11,965  16, RegisteredD, VRDN, 3.35%, 3/7/01 (MBIA)
                                                                           Denver City & County, COP, Series 2000 PA-733,
                                  14,315                           14,315  VRDN, 3.54%, 3/1/01 (AMBAC)
                                                                           Denver, Colorado, City & County Airport, Floating
                                                                           Rate Certificates, Ser.L-27, Regulation D, Rev.,
              3,400                                                 3,400  FRDO, 3.40%, 3/7/2001
                                                                           Denver, Colorado, City & County, GO, 6.38%,
              1,000                                                 1,000  8/1/2001



                                                                                               MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                        JPMORGAN TAX
                                                                   JPMORGAN TAX          JPMORGAN TAX                    FREE MONEY
                                                                 FREE MONEY MARKET       EXEMPT MONEY      PRO FORMA      MARKET
                                                                      FUND               MARKET PORTFOLIO  ADJUSTMENTS     FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
---------------------------------------------------------------
Maricopa County Pollution Control Corp. Rev., Series                                 3,000       3,000                         3,000
1994 D, (Arizona Public Service Co.),VRDN, 3.05%,
3/1/01 (LOC: Bank of America N.A.)                                                  10,543      10,543                        10,543
Salt River Project Agricultural Improvement & Power
District Elec, Series 2000-274, VRDN, 3.57%, 3/1/01
Salt River, Arizona, Agricultural Improvement & Power
District, Electric Systems, Salt River Project, Ser.
B, Rev., 4.65%, 1/1/2002                                               3,227                                                   3,227
Tempe, Arizona, Excise Tax, Rev., FRDO, 3.15%,
3/1/2001                                                               1,300                                                   1,300
University of Arizona, COP, Series 1999 B, (Student
UnionBookstore), VRDN, 3.15%, 3/7/01 (AMBAC)                                         5,000       5,000                         5,000
University of Arizona, COP, Series 2000 A, (Main
Campus &Research),VRN, 3.15%, 3/7/01 (AMBAC)                                        12,000      12,000                        12,000
University of Arizona, Main Campus & Research, Ser.
A, Rev., COP, FRDO, 3.15%, 3/2/2001                                    5,300                                                   5,300
                                                                     ---------------------------------------------------------------
TOTAL ARIZONA                                                         10,127        38,243      38,243                        48,370

ARKANSAS                                                 0.27%
Arkansas Hospital Equipment Finance Authority, AHA
Pooled Financing Program, Rev., FRDO, 3.20%, 3/7/2001                  8,000                                                   8,000
Columbia County, Arkansas, Solid Waste Disposal,
Albemarle Corp. Project, Rev., FRDO, 3.70%, 3/1/2001                   5,500                                                   5,500
                                                                     ---------------------------------------------------------------

TOTAL ARKANSAS                                                        13,500             0          -                         13,500

CALIFORNIA                                               0.94%
Los Angeles Regional Airports Improvement Corp. Lease
Rev.,(Sublease-Societe Generale)                                                    47,940      47,940                        47,940
                                                                     ---------------------------------------------------------------
COLORADO                                                 1.63%
Arapahoe County, Colorado, Capital Improvement Trust,
Federal Highway, FLOATS, Ser. PT-437, Rev.,
Prerefunded to 08/31/05, FRDO, 3.54%, 3/1/2001                         1,001                                                   1,001
Arvada, Colorado, Rev., FRDO, 3.80%, 3/22/2001                         2,850                                                   2,850
Colorado Health Facilities Authority, Catholic
Health, Ser. B, Rev., FRDO, 3.25%, 3/1/2001                            4,800                                                   4,800
Colorado Springs, Colorado, Utilities, Municipal
Securities Trust Receipts, Ser. SGA-88, Rev., FRDO,
3.20%, 3/1/2001                                                        6,000                                                   6,000
Colorado Springs Utilities Rev., Series 1991 C,
6.75%, 11/15/21                                                                      7,778       7,778                         7,778
Colorado Student Obligation Bond Authority, Student
Loan, Senior Lien, Ser. A-3, Rev., FRDO, 3.25%,
3/7/2001                                                               2,500                                                   2,500
Colorado Water Resources & Power Development
Authority DrinkingWater, Series 2000 PA 695, VRDN,
3.54%, 3/1/01                                                                        4,925       4,925                         4,925
Denver City & County Airport Rev., Series 1999 A-16,
RegisteredD, VRDN, 3.35%, 3/7/01 (MBIA)                                             11,965      11,965                        11,965
Denver City & County, COP, Series 2000 PA-733, VRDN,
3.54%, 3/1/01 (AMBAC)                                                               14,315      14,315                        14,315
Denver, Colorado, City & County Airport, Floating
Rate Certificates, Ser.L-27, Regulation D, Rev.,
FRDO, 3.40%, 3/7/2001                                                  3,400                                                   3,400
Denver, Colorado, City & County, GO, 6.38%,
8/1/2001                                                               1,023                                                   1,023

                      See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
---------------------------------------------------------------------------------
                                                                   PRO FORMA
                    JPMORGAN TAX EXEMPT                             COMBINED
JPMORGAN TAX FREE      MONEY MARKET          PRO FORMA          JPMORGAN TAX FREE
MONEY MARKET FUND       PORTFOLIO           ADJUSTMENTS         MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MUNICIPALS                                         99.90%
                                                                           ---------------------------------------------------------
                                                                             Jefferson County, Colorado, School District No.
           3,000                                                    3,000    R-001, TAN, GO, 5.00%, 6/27/2001
                                                                             Platte River Power Authority Power Rev., Series 2000
                                   8,370                            8,370    PA-729R,VRDN, 3.54%, 3/1/01
                                                                             Smith Creek Metropolitan District, VRDN, 3.50%,
                                  10,950                           10,950    3/1/01 (LOC:Bank of America N.A.)

                                                                             TOTAL COLORADO

                                                                             CONNECTICUT                                       0.41%
                                                                             Connecticut Health & Educational Facilities
                                                                             Authority Rev., Series 1999B, (Ascension Health
                                   5,700                            5,700    Credit), VRDN, 3.30%, 3/7/01
          15,100                                                   15,100    Meriden, Connecticut, GO, BAN, 4.75%, 8/8/2001

                                                                             TOTAL CONNECTICUT

                                                                             DISTRICT OF COLUMBIA

                                                                             District of Columbia, Housing Finance Agency, Ser.
           2,050                                                    2,050    L-1, Regulation D, Rev., FRDO, 3.40%, 3/1/2001
                                                                             District of Columbia, National Children's Center
           2,535                                                    2,535    Inc., FRDO, 3.55%, 3/1/2001
                                                                             District of Columbia Rev., Series 1996 A, (The
                                                                             American UniversityIssue), VRDN, 3.20%, 3/7/01
                                  12,000                           12,000    (AMBAC)
                                                                             District of Columbia Rev., Series 2000 B,
                                   7,690                            7,690    (MultimodalSmithsonian), VRDN, 3.45%, 3/1/01
                                                                             District of Columbia Rev., Series 2000 C, (George
                                  40,835                           40,835    WashingtonUniversity), VRDN, 3.20%, 3/7/01 (MBIA)
                                                                             District of Columbia Rev., (The American University
                                  28,900                           28,900    Issue), VRDN, 3.20%, 3/7/01 (AMBAC)
                                                                             District of Columbia, Series 1991 B-1, (General Fund
                                                                             Recovery),VRDN, 3.35%, 3/1/01 (LOC: Bank of America
                                  12,800                           12,800    NT & SA)
                                                                             District of Columbia, Series 1991 B-2, (General Fund
                                                                             Recovery),VRDN, 3.35%, 3/1/01 (LOC: Bank of America
                                  15,800                           15,800    NT & SA)
                                                                             District of Columbia, Series 1991 B-3, (General Fund
                                                                             Recovery),VRDN, 3.35%, 3/1/01 (LOC: Bank of America
                                  12,500                           12,500    NT & SA)
                                                                             District of Columbia, Series 2000 A, (Multimodal),
                                   6,610                            6,610    VRDN, 3.30%, 3/1/01
                                                                             District of Columbia, Series 2000 B, (Multimodal),
                                  64,555                           64,555    VRDN, 3.30%, 3/7/01 (FSA)
                                                                             District of Columbia Water & Sewer Authority Public
                                                                             Utility Rev.,Series 2000 PT-373, VRDN, 3.54%, 3/1/01
                                   5,970                            5,970    (FSA)
                                                                             Eagle Tax Exempt Trust, Weekly Option Mode, Water &
                                                                             Sewer Rev., District of Columbia, Ser. 98-5202,
           6,155                                                    6,155    FRDO, #, 3.57%, 3/1/2001
                                                                             Eagle Tax Exempt Trust, Weekly Option Mode, Water &
                                                                             Sewer, Ser. 3, Class 7, Rev., FRDO, #, 3.57%,
          14,500                                                   14,500    3/1/2001
                                                                             Metropolitan Washington Airport, Rev., 3.38%,
          10,000                                                   10,000    4/4/2001
                                                                             Metropolitan Washington Airport, Rev., 3.45%,
          10,000                                                   10,000    3/8/2001
                                                                             Metropolitan Washington Airport, Rev., 3.45%,
           6,500                                                    6,500    7/25/2001
                                                                             Metropolitan Washington Airport, Rev., 3.50%,
           9,000                                                    9,000    4/4/2001


                                                                                               MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
---------------------------------------------------------------
Jefferson County, Colorado, School District No.
R-001, TAN, GO, 5.00%, 6/27/2001                                       3,006                                                   3,006
Platte River Power Authority Power Rev., Series 2000
PA-729R,VRDN, 3.54%, 3/1/01                                                          8,370       8,370                         8,370
Smith Creek Metropolitan District, VRDN, 3.50%,
3/1/01 (LOC:Bank of America N.A.)                                                   10,950      10,950                        10,950
                                                                     ---------------------------------------------------------------

TOTAL COLORADO                                                        24,580        58,303      58,303                        82,883

CONNECTICUT                                              0.41%
Connecticut Health & Educational Facilities Authority
Rev., Series 1999B, (Ascension Health Credit), VRDN,
3.30%, 3/7/01                                                                        5,700       5,700                         5,700
Meriden, Connecticut, GO, BAN, 4.75%, 8/8/2001                        15,118                                                  15,118
                                                                     ---------------------------------------------------------------

TOTAL CONNECTICUT                                                     15,118         5,700       5,700                        20,818

DISTRICT OF COLUMBIA                                     5.28%
District of Columbia, Housing Finance Agency, Ser.
L-1, Regulation D, Rev., FRDO, 3.40%, 3/1/2001                         2,050                                                   2,050
District of Columbia, National Children's Center
Inc., FRDO, 3.55%, 3/1/2001                                            2,535                                                   2,535
District of Columbia Rev., Series 1996 A, (The
American UniversityIssue), VRDN, 3.20%, 3/7/01
(AMBAC)                                                                             12,000      12,000                        12,000
District of Columbia Rev., Series 2000 B,
(MultimodalSmithsonian), VRDN, 3.45%, 3/1/01                                         7,690       7,690                         7,690
District of Columbia Rev., Series 2000 C, (George
WashingtonUniversity), VRDN, 3.20%, 3/7/01 (MBIA)                                   40,835      40,835                        40,835
District of Columbia Rev., (The American University
Issue), VRDN, 3.20%, 3/7/01 (AMBAC)                                                 28,900      28,900                        28,900
District of Columbia, Series 1991 B-1, (General Fund
Recovery),VRDN, 3.35%, 3/1/01 (LOC: Bank of America
NT & SA)                                                                            12,800      12,800                        12,800
District of Columbia, Series 1991 B-2, (General Fund
Recovery),VRDN, 3.35%, 3/1/01 (LOC: Bank of America
NT & SA)                                                                            15,800      15,800                        15,800
District of Columbia, Series 1991 B-3, (General Fund
Recovery),VRDN, 3.35%, 3/1/01 (LOC: Bank of America
NT & SA)                                                                            12,500      12,500                        12,500
District of Columbia, Series 2000 A, (Multimodal),
VRDN, 3.30%, 3/1/01                                                                  6,610       6,610                         6,610
District of Columbia, Series 2000 B, (Multimodal),
VRDN, 3.30%, 3/7/01 (FSA)                                                           64,555      64,555                        64,555
District of Columbia Water & Sewer Authority Public
Utility Rev.,Series 2000 PT-373, VRDN,
3.54%, 3/1/01 (FSA)                                                                  5,970       5,970                         5,970
Eagle Tax Exempt Trust, Weekly Option Mode, Water &
Sewer Rev., District of Columbia, Ser. 98-5202, FRDO,
#, 3.57%, 3/1/2001                                                     6,155                                                   6,155
Eagle Tax Exempt Trust, Weekly Option Mode, Water &
Sewer, Ser. 3, Class 7, Rev., FRDO, #, 3.57%, 3/1/2001                14,500                                                  14,500
Metropolitan Washington Airport, Rev., 3.38%, 4/4/2001                10,000                                                  10,000
Metropolitan Washington Airport, Rev., 3.45%, 3/8/2001                10,000                                                  10,000
Metropolitan Washington Airport, Rev., 3.45%,
7/25/2001                                                              6,500                                                   6,500
Metropolitan Washington Airport, Rev., 3.50%, 4/4/2001                 9,000                                                   9,000
                                                                     ---------------------------------------------------------------

                      See Notes to Pro Forma Financial Statements


                              PRINCIPAL AMOUNT
--------------------------------------------------------------------------
                                                            PRO FORMA
                    JPMORGAN TAX EXEMPT                     COMBINED
JPMORGAN TAX FREE      MONEY MARKET          PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND       PORTFOLIO           ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MUNICIPALS                                         99.90%
                                                                           ---------------------------------------------------------

                                                                           TOTAL DISTRICT OF COLUMBIA

                                                                           FLORIDA                                             3.80%
                                                                           Alachua County, Florida, Health Facilities
                                                                           Authority, Shands Teaching Hospital, Ser. B, Rev.,
             400                                                      400  FRDO, 3.25%, 3/7/2001
                                                                           Broward County, Florida, Port Facilities,
           6,700                                                    6,700  Everglades, SUB, Rev., FRDO, 3.50%, 3/7/2001
                                                                           Collier County, Florida, Health Facilities
                                                                           Authority, The Moorings Inc. Project, Rev., FRDO,
           1,150                                                    1,150  3.10%, 3/7/2001
                                                                           Dade County, Florida, Housing Finance Authority,
                                                                           Multi-Family Housing, Kendall Ct. Apartments, Rev.,
           2,695                                                    2,695  FRDO, 3.55%, 3/1/2001
                                                                           Dade County, Florida, Housing Finance Authority,
                                                                           Multi-Family Housing, Star Creek Apartments, Rev.,
           1,995                                                    1,995  FRDO, 3.55%, 3/1/2001
                                                                           Dade County, Florida, Housing Finance Authority,
                                                                           Single Family Housing, FLOATS, Ser. PT-344, Rev.,
           1,675                                                    1,675  FRDO, 3.59%, 3/1/2001
                                                                           Escambia County, Florida, Housing Finance Authority,
                                                                           Single Family Housing, FLOATS, Ser. PT-1228, Rev.,
           5,700                                                    5,700  FRDO, 3.59%, 3/1/2001
           6,500                                                    6,500  Florida Finance Commission, 3.40%, 8/24/2001
                                                                           Florida Housing Finance Agency, Ashley Lake II, Ser.
           7,750                                                    7,750  J, Rev., FRDO, 3.25%, 3/7/2001
                                                                           Florida Housing Finance Agency, Multi-Family
           5,275                                                    5,275  Housing, Banyon, Ser. L, Rev., FRDO, 3.25%, 3/6/2001
                                                                           Florida, Local Government Finance Commission, 3.40%,
          12,500                                                   12,500  6/7/2001
                                                                           Florida State Board of Education, Series 2000
                                   7,000                            7,000  PT-1223, VRDN, 3.54%, 3/1/01
                                                                           Florida State, Board of Public Education, Municipal
                                                                           Securities Trust Receipts, Ser. SGA-102, GO, FRDO,
           1,500                                                    1,500  3.20%, 3/1/2001
                                                                           Gulf Breeze, Florida, Local Government Loan Program,
           5,330                                                    5,330  Ser. B, Rev., FRDO, 3.45%, 3/1/2001
                                                                           100Jacksonville, Florida, Capital Project, Ser. 1,
             100                                                      100  Rev., FRDO, 3.20%, 3/5/2001
                                                                           Jacksonville, Florida, Electric Authority, Municipal
                                                                           Securities Trust Receipts, Ser. SGA-17, Rev., FRDO,
           3,705                                                    3,705  3.24%, 3/7/2001
                                                                           Jacksonville, Florida, Health Facilities Authority,
           1,000                                                    1,000  River Garden Project, Rev., FRDO, 3.50%, 3/1/2001
                                                                           Jacksonville Pollution Control Rev., (Power & Light
                                     100                              100  Co.Project),VRDN, 3.05%, 3/1/01
                                                                           Miami-Dade County School District, Tax Anticipation
                                  55,000                           55,000  Notes, 5.00%, 6/28/01
                                                                           Municipal Securities Trust Certificates, Ser.
           9,990                                                    9,990  2000-9007, Class A, Rev., FRDO, 3.34%, 3/7/2001
                                  26,150                           26,150  Sunshine State Finance Commission CP, 2.55%, 3/6/01
                                                                           Sunshine State Governmental Financing Commission,
                                   6,240                            6,240  VRDN, 3.20%, 3/7/01 (AMBAC)
                                                                           Tampa, Florida, Sports Authority, Municipal
                                                                           Securities Trust Receipts, Ser. SGA-61, Rev., FRDO,
           4,800                                                    4,800  3.20%, 3/1/2001
                                                                           The University of North Florida Foundation Inc.,
           4,500                                                    4,500  Parking System, Rev., FRDO, 3.60%, 3/2/2001
                                                                           University Athletic Association Inc., (University of
                                                                           Flordia Stadium),VRDN, 3.35%, 3/1/01 (LOC: Suntrust
                                  14,000                           14,000  Bank Central Florida)


                                                                                               MARKET VALUE

                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
---------------------------------------------------------------

TOTAL DISTRICT OF COLUMBIA                                              60,740       207,660     207,660                     268,400

FLORIDA                                                  3.80%
Alachua County, Florida, Health Facilities Authority,
Shands Teaching Hospital, Ser. B, Rev., FRDO, 3.25%,
3/7/2001                                                                   400                                                   400
Broward County, Florida, Port Facilities, Everglades,
SUB, Rev., FRDO, 3.50%, 3/7/2001                                         6,700                                                 6,700
Collier County, Florida, Health Facilities Authority,
The Moorings Inc. Project, Rev., FRDO, 3.10%, 3/7/2001                   1,150                                                 1,150
Dade County, Florida, Housing Finance Authority,
Multi-Family Housing, Kendall Ct. Apartments, Rev.,
FRDO, 3.55%, 3/1/2001                                                    2,695                                                 2,695
Dade County, Florida, Housing Finance Authority,
Multi-Family Housing, Star Creek Apartments, Rev.,
FRDO, 3.55%, 3/1/2001                                                    1,995                                                 1,995
Dade County, Florida, Housing Finance Authority,
Single Family Housing, FLOATS, Ser. PT-344, Rev.,
FRDO, 3.59%, 3/1/2001                                                    1,682                                                 1,682
Escambia County, Florida, Housing Finance Authority,
Single Family Housing, FLOATS, Ser. PT-1228, Rev.,
FRDO, 3.59%, 3/1/2001                                                    5,700                                                 5,700
Florida Finance Commission, 3.40%, 8/24/2001                             6,500                                                 6,500
Florida Housing Finance Agency, Ashley Lake II, Ser.
J, Rev., FRDO, 3.25%, 3/7/2001                                           7,750                                                 7,750
Florida Housing Finance Agency, Multi-Family Housing,
Banyon, Ser. L, Rev., FRDO, 3.25%, 3/6/2001                              5,275                                                 5,275
Florida, Local Government Finance Commission, 3.40%,
6/7/2001                                                                12,500                                                12,500
Florida State Board of Education, Series 2000
PT-1223, VRDN, 3.54%, 3/1/01                                                           7,000       7,000                       7,000
Florida State, Board of Public Education, Municipal
Securities Trust Receipts, Ser. SGA-102, GO, FRDO,
3.20%, 3/1/2001                                                          1,500                                                 1,500
Gulf Breeze, Florida, Local Government Loan Program,
Ser. B, Rev., FRDO, 3.45%, 3/1/2001                                      5,330                                                 5,330
Jacksonville, Florida, Capital Project, Ser. 1, Rev.,
FRDO, 3.20%, 3/5/2001                                                      100                                                   100
Jacksonville, Florida, Electric Authority, Municipal
Securities Trust Receipts, Ser. SGA-17, Rev., FRDO,
3.24%, 3/7/2001                                                          3,705                                                 3,705
Jacksonville, Florida, Health Facilities Authority,
River Garden Project, Rev., FRDO, 3.50%, 3/1/2001                        1,000                                                 1,000
Jacksonville Pollution Control Rev., (Power & Light
Co.Project),VRDN, 3.05%, 3/1/01                                                          100         100                         100
Miami-Dade County School District, Tax Anticipation
Notes, 5.00%, 6/28/01                                                                 55,127      55,127                      55,127
Municipal Securities Trust Certificates, Ser.
2000-9007, Class A, Rev., FRDO, 3.34%, 3/7/2001                          9,990                                                 9,990
Sunshine State Finance Commission CP, 2.55%, 3/6/01                                   26,150      26,150                      26,150
Sunshine State Governmental Financing Commission,
VRDN, 3.20%, 3/7/01 (AMBAC)                                                            6,240       6,240                       6,240
Tampa, Florida, Sports Authority, Municipal
Securities Trust Receipts, Ser. SGA-61, Rev., FRDO,
3.20%, 3/1/2001                                                          4,801                                                 4,801
The University of North Florida Foundation Inc.,
Parking System, Rev., FRDO, 3.60%, 3/2/2001                              4,500                                                 4,500
University Athletic Association Inc., (University of
Flordia Stadium),VRDN, 3.35%, 3/1/01 (LOC: Suntrust
Bank Central Florida)                                                                 14,000      14,000                      14,000

                      See Notes to Pro Forma Financial Statements


                              PRINCIPAL AMOUNT
--------------------------------------------------------------------------
                                                             PRO FORMA
                    JPMORGAN TAX EXEMPT                      COMBINED
JPMORGAN TAX FREE      MONEY MARKET          PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND       PORTFOLIO           ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MUNICIPALS                                         99.90%
                                                                           ---------------------------------------------------------
                                                                           University Athletic Association Inc, VRDN, 3.35%,
                                   1,000                            1,000  3/1/01 (LOC:SunBank N.A.)

                                                                           TOTAL FLORIDA

                                                                           GEORGIA                                             7.47%
                                                                           Appling County Development Authority, (Georgia Power
                                  17,900                           17,900  Co. Plant Hatch Project), VRDN, 3.10%, 3/1/01
                                                                           Atlanta, Georgia, Water & Wastewater, Municipal
                                                                           Securities Trust Receipts, Ser. SGA-86, Rev., FRDO,
             10,580                                                10,580  3.27%, 3/5/2001
                                                                           Bartow County Development Authority, Series 1996,
                                  24,445                           24,445  (Georgie Power Co. Bowen), VRDN, 3.10%, 3/1/01
                                                                           Bibb County, Georgia, Class A Certificates, Ser. C,
                960                                                   960  FRDO, 3.64%, 3/1/2001
                                                                           Burke County Development Authority, (Georgia Power
                                  43,300                           43,300  Co. Plant Vogtle-1st), VRDN, 3.10%, 3/1/01
                                                                           Burke County Development Authority, (Georgia Power
                                  24,300                           24,300  Co. Plant Vogtle-4th), VRDN, 3.10%, 3/1/01
                                                                           Burke County Development Authority, (Georgia Power
                                  20,200                           20,200  Co. Plant Vogtle-4th), VRDN, 3.35%, 3/1/01
                                                                           Burke County Development Authority, (Georgia Power
                                  28,770                           28,770  Co. Plant Vogtle-5th), VRDN, 2.29%, 3/1/01
                                   6,000                            6,000  City of Atlanta, VRDN, 3.57%, 3/1/01
                                                                           Clayton County, Georgia, Housing Authority,
                                                                           Multi-Family Housing, Chateau Forest Apartments,
              1,660                                                 1,660  Ser. E, Rev., FRDO, 3.20%, 3/7/2001
                                                                           1,000Fulton County, Georgia, Development Authority,
                                                                           Arthritis Foundation Inc. Project, Rev., FRDO,
              1,000                                                 1,000  3.50%, 3/1/2001
                                                                           Fulton County, Georgia, Development Authority,
                                                                           Morehouse College Project, Rev., FRDO, 3.15%,
              2,020                                                 2,020  3/6/2001
                                                                           Georgia Municipal Association Inc. Pool Bond, COP,
                                  66,403                           66,403  3.50%, 3/1/01 (MBIA)
                                                                           Georgia Municipal Association Pooled Bond, COP,
              3,661                                                 3,661  FRDO, 3.50%, 3/7/2001
                                   8,015                            8,015  Georgia, Series 2000 213, VRDN, 3.57%, 3/1/01
                                                                           Heard County Development Authority, (Georgia Power
                                   5,500                            5,500  Co. PlantWansley),VRDN, 3.10%, 3/1/01
                                                                           Metropolitan Atlanta Rapid Transportation Authority,
                                                                           Series 2000 B,VRDN, 3.15%, 3/7/01 (LOC: Bayerische
                                  10,000                           10,000  Landesbank)
                                                                           Monroe County Development Authority, (Georgia Power
                                   4,500                            4,500  Co. PlantScherer-2nd Series), VRDN, 3.35%, 3/1/01
                                                                           Municipal Electric Authority of Georgia, CP, 4.20%,
                                  25,200                           25,200  4/11/01
                                                                           Municipal Electric Authority of Georgia, General
                                                                           Resolution Projects, Sub. Ser. B, Rev., FRDO, 3.10%,
              3,900                                                 3,900  3/6/2001
                                                                           Municipal Electric Authority of Georgia, Project
              1,000                                                 1,000  One, Ser. B, Rev., FRDO, 3.05%, 3/2/2001
                                                                           Municipal Electric Authority of Georgia, Series 2000
                                                                           D, (ProjectOne), 3.05%, 3/7/01 (MBIA)
                                   5,000                            5,000  (LOC:Bayerische Landesbank)


                                                                                               MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
---------------------------------------------------------------
University Athletic Association Inc, VRDN, 3.35%,                                    1,000       1,000                         1,000
3/1/01 (LOC:SunBank N.A.)
                                                                     ---------------------------------------------------------------

TOTAL FLORIDA                                                          83,273      109,617     109,617                       192,890

GEORGIA                                                  7.47%
Appling County Development Authority, (Georgia Power
Co. Plant Hatch Project), VRDN, 3.10%, 3/1/01                                       17,900      17,900                        17,900
Atlanta, Georgia, Water & Wastewater, Municipal
Securities Trust Receipts, Ser. SGA-86, Rev., FRDO,
3.27%, 3/5/2001                                                        10,580                                                 10,580
Bartow County Development Authority, Series 1996,
(Georgie Power Co. Bowen), VRDN, 3.10%, 3/1/01                                      24,445      24,445                        24,445
Bibb County, Georgia, Class A Certificates, Ser. C,
FRDO, 3.64%, 3/1/2001                                                     960                                                    960
Burke County Development Authority, (Georgia Power
Co. Plant Vogtle-1st), VRDN, 3.10%, 3/1/01                                          43,300      43,300                        43,300
Burke County Development Authority, (Georgia Power
Co. Plant Vogtle-4th), VRDN, 3.10%, 3/1/01                                          24,300      24,300                        24,300
Burke County Development Authority, (Georgia Power
Co. Plant Vogtle-4th), VRDN, 3.35%, 3/1/01                                          20,200      20,200                        20,200
Burke County Development Authority, (Georgia Power
Co. Plant Vogtle-5th), VRDN, 2.29%, 3/1/01                                          28,770      28,770                        28,770
City of Atlanta, VRDN, 3.57%, 3/1/01                                                 6,000       6,000                         6,000
Clayton County, Georgia, Housing Authority,
Multi-Family Housing, Chateau Forest Apartments, Ser.
E, Rev., FRDO, 3.20%, 3/7/2001                                          1,660                                                  1,660
Fulton County, Georgia, Development Authority,
Arthritis Foundation Inc. Project, Rev., FRDO, 3.50%,
3/1/2001                                                                1,000                                                  1,000
Fulton County, Georgia, Development Authority,
Morehouse College Project, Rev., FRDO, 3.15%, 3/6/2001                  2,020                                                  2,020
Georgia Municipal Association Inc. Pool Bond, COP,
3.50%, 3/1/01 (MBIA)                                                                66,403      66,403                        66,403
Georgia Municipal Association Pooled Bond, COP, FRDO,
3.50%, 3/7/2001                                                         3,661                                                  3,661
Georgia, Series 2000 213, VRDN, 3.57%, 3/1/01                                        8,015       8,015                         8,015
Heard County Development Authority, (Georgia Power
Co. PlantWansley),VRDN, 3.10%, 3/1/01                                                5,500       5,500                         5,500
Metropolitan Atlanta Rapid Transportation Authority,
Series 2000 B,VRDN, 3.15%, 3/7/01 (LOC: Bayerische
Landesbank)                                                                         10,000      10,000                        10,000
Monroe County Development Authority, (Georgia Power
Co. PlantScherer-2nd Series), VRDN, 3.35%, 3/1/01                                    4,500       4,500                         4,500
Municipal Electric Authority of Georgia, CP, 4.20%,
4/11/01                                                                             25,200      25,200                        25,200
Municipal Electric Authority of Georgia, General
Resolution Projects, Sub. Ser. B, Rev., FRDO, 3.10%,
3/6/2001                                                                3,900                                                  3,900
Municipal Electric Authority of Georgia, Project One,
Ser. B, Rev., FRDO, 3.05%, 3/2/2001                                     1,000                                                  1,000
Municipal Electric Authority of Georgia, Series 2000
D, (ProjectOne), 3.05%, 3/7/01 (MBIA)
(LOC:Bayerische Landesbank)                                                          5,000       5,000                         5,000

                  See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
--------------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE    MONEY MARKET        PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   ----------------------------------------------------------------
                        28,157                         28,157      Municipal Electric Authority of Georgia, VRDN,
                                                                   3.25%, 3/7/01 (GOOF PARTICIPANTS) (LOC: ABN Amro
                                                                   Bank N.V.)
                                                       15,000      Northeast, Georgia, Heath Systems Inc., Ser. A,
           15,000                                                  4.00%, 2/1/2002
                                                       13,500      Private Colleges & Universities Facilities
                                                                   Authority, Series 2000 B,(Emory University), VRN,
                        13,500                                     3.10%, 3/31/01
                                                        5,400      Putnam County Development Authority, (Georgia Power
                         5,400                                     Co. Plant Branch), VRDN, 3.35%, 3/1/01
                                                        3,000      Richmond County, Georgia, Board of Education, GO,
            3,000                                                  4.50%, 9/1/2001

                                                                   TOTAL GEORGIA

                                                                   HAWAI                                                    0.54%
                                                       19,790      Hawaii State, Highway, FLOATS, Ser. PT-1058, FRDO,
           19,790                                                  3.54%, 3/1/2001
                                                        1,580      Hawaii State, Housing Finance & Development Corp.,
                                                                   Single Family Mortgage, FLOATS, Ser. PA-73A, Rev.,
            1,580                                                  FRDO, 3.64%, 3/2/2001
                                                        5,605      Honolulu, Hawaii, City & County, Ser. A, GO, ^,
            5,605                                                  6.30%, 3/1/2002

                                                                   TOTAL HAWAII

                                                                   IDAHO                                                    0.07%
                                                        3,750      Idaho, Housing and Finance Association, Single
                                                                   Family Housing, Ser F-1, Class 1, Rev., FRDO, 3.30%,
            3,750                                                  3/5/2001

                                                                   ILLINOIS                                                 5.46%
                                                        4,400      Chicago, Illinois, Equipment Notes, GO, FRDO,
            4,400                                                  4.37%,10/4/2001
                                                        6,700      Chicago, Illinois, O'Hare International Airport,
            6,700                                                  Second Lien, Ser. B, Rev., FRDO, 3.35%, 3/7/2001
                                                        5,600      Chicago, Illinois, Water, Municipal Securities Trust
            5,600                                                  Receipts, Ser. SGA-93, Rev., FRDO, 3.20%, 3/1/2001
                                                        3,495      Chicago Midway Airport Rev., Series 2000-440, VRDN,
                         3,495                                     3.30%, 3/1/01 (MBIA)
                        18,000                         18,000      Chicago O'Hare International Airport, Series 1984 A,
                                                                   (General Airport2nd Lien), VRDN, 3.15%, 3/7/01 (LOC:
                                                                   Societe Generale)
                         3,970                          3,970      Chicago O'Hare International Airport, Series 1984 B,
                                                                   (General Airport2nd Lien), VRDN, 3.15%, 3/7/01 (LOC:
                                                                   Societe Generale)
                         8,000                          8,000      Chicago Park District, Tax Anticipation Warrants,
                                                                   5.13%, 9/21/01
                        10,000                         10,000      Chicago, Series 2000 A, 4.25%, 10/25/01 (LOC:
                                                                   LandesbankHessen-Thrgn)
                                                        3,885      Cook County, Illinois, Municipal Trust Receipts,
            3,885                                                  Ser. SG-7, FRDO, 3.54%, 3/7/2001
                         3,215                          3,215      Cook County, Series 2000-403, VRN, 3.62%, 3/1/01
                                                                   (Financial Guaranty Insurance Co.)
                                                        3,600      Illinois Development Finance Authority, American
            3,600                                                  Youth Hostels Project, Rev., FRDO, 3.55%, 3/5/2001
                                                       17,900      Illinois Development Finance Authority, (Chicago
                                                                   SymphonyOrchestra), VRDN, 3.15%, 3/7/01 (LOC:
                        17,900                                     Northern TrustCompany)
                                                        3,205      Illinois Development Finance Authority, IDR, CFC
                                                                   International Inc. Project, Rev., FRDO, 3.60%,
            3,205                                                  3/5/2001


                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Municipal Electric Authority of Georgia, VRDN, 3.25%,                                28,157           28,157               28,157
3/7/01 (GOOF PARTICIPANTS) (LOC: ABN Amro Bank N.V.)
Northeast, Georgia, Heath Systems Inc., Ser. A,
4.00%, 2/1/2002                                                      15,000                                                15,000
Private Colleges & Universities Facilities Authority,
Series 2000 B,(Emory University), VRN, 3.10%, 3/31/01                                13,500           13,500               13,500
Putnam County Development Authority, (Georgia Power
Co. PlantBranch), VRDN, 3.35%, 3/1/01                                                 5,400            5,400                5,400
Richmond County, Georgia, Board of Education, GO,
4.50%, 9/1/2001                                                      3,017                                                  3,017
                                                                 ------------------------------------------------------------------
TOTAL GEORGIA                                                       42,798            336,590        336,590              379,388

HAWAI                                                    0.54%
Hawaii State, Highway, FLOATS, Ser. PT-1058, FRDO,
3.54%, 3/1/2001                                                     19,790                                                 19,790
Hawaii State, Housing Finance & Development Corp.,
Single Family Mortgage, FLOATS, Ser. PA-73A, Rev.,
FRDO, 3.64%, 3/2/2001                                                1,588                                                  1,588
Honolulu, Hawaii, City & County, Ser. A, GO, ^,
6.30%, 3/1/2002                                                      5,880                                                  5,880
                                                                 ------------------------------------------------------------------
TOTAL HAWAII                                                        27,258              -             -                    27,258

IDAHO                                                    0.07%
Idaho, Housing and Finance Association, Single Family
Housing, Ser F-1, Class 1, Rev., FRDO, 3.30%, 3/5/2001               3,750                            -                     3,750
                                                                 ------------------------------------------------------------------

ILLINOIS                                                 5.46%
Chicago, Illinois, Equipment Notes, GO, FRDO,
4.37%,10/4/2001                                                      4,400                                                  4,400
Chicago, Illinois, O'Hare International Airport,
Second Lien, Ser. B, Rev., FRDO, 3.35%, 3/7/2001                     6,700                                                  6,700
Chicago, Illinois, Water, Municipal Securities Trust
Receipts, Ser. SGA-93, Rev., FRDO, 3.20%, 3/1/2001                   5,600                                                  5,600
Chicago Midway Airport Rev., Series 2000-440, VRDN,
3.30%, 3/1/01 (MBIA)                                                                  3,495            3,495                3,495
Chicago O'Hare International Airport, Series 1984 A,
(General Airport2nd Lien), VRDN, 3.15%, 3/7/01 (LOC:
Societe Generale)                                                                    18,000           18,000               18,000
Chicago O'Hare International Airport, Series 1984 B,
(General Airport2nd Lien), VRDN, 3.15%, 3/7/01 (LOC:
Societe Generale)                                                                     3,970            3,970                3,970
Chicago Park District, Tax Anticipation Warrants,
5.13%, 9/21/01                                                                        8,036            8,036                8,036
Chicago, Series 2000 A, 4.25%, 10/25/01 (LOC:
LandesbankHessen-Thrgn)                                                              10,000           10,000               10,000
Cook County, Illinois, Municipal Trust Receipts, Ser.
SG-7, FRDO, 3.54%, 3/7/2001                                          3,885                                                  3,885
Cook County, Series 2000-403, VRN, 3.62%, 3/1/01
(Financial Guaranty Insurance Co.)                                                    3,215            3,215                3,215
Illinois Development Finance Authority, American
Youth Hostels Project, Rev., FRDO, 3.55%, 3/5/2001                   3,600                                                  3,600
Illinois Development Finance Authority, (Chicago
SymphonyOrchestra), VRDN, 3.15%, 3/7/01 (LOC:
Northern TrustCompany)                                                               17,900           17,900               17,900
Illinois Development Finance Authority, IDR, CFC
International Inc. Project, Rev., FRDO, 3.60%,
3/5/2001                                                             3,205                                                  3,205

                              PRINCIPAL AMOUNT
--------------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE    MONEY MARKET        PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   ----------------------------------------------------------------
                           5,200                        5,200      Illinois Development Finance Authority Pollution
                                                                   Control Rev.,Series 1993 B, (Illinois Power Co.
                                                                   Project), VRDN, 3.15%, 3/7/01 (LOC: ABN Amro Bank
                                                                   N.V.)
                                                        1,300      Illinois Development Finance Authority, Residential
      1,300                                                        Rental, Rev., FRDO, 3.50%, 3/1/2001
                                                        2,100      Illinois Development Finance Authority, Series 1993
                                                                   A, (Olin Corp.Project),VRDN, 3.10%, 3/1/01 (LOC:
                           2,100                                   Wachovia Bank of SouthCarolina)
                                                        1,820      Illinois Development Finance Authority, Toughy LTD
      1,820                                                        Partnership Project, Rev., FRDO, 3.28%, 3/5/2001
                                                       14,795      Illinois Educational Facilities Authority Rev.,
                                                                   (University Pooled Financing Program), 3.15%, 3/7/01
                          14,795                                   (FGIC)
                                                        4,800      Illinois Health Facilities Authority, Carle
      4,800                                                        Foundation, Rev., FRDO, 3.20%, 3/7/2001
                                                       12,000      Illinois Health Facilities Authority, Ser. 1998-B,
     12,000                                                        Rev., 3.40%, 6/13/2001
                                                       15,865      Illinois Health Facilities Authority, Swedish
                                                                   Covenant Hospital Project, Rev., FRDO, 3.25%,
     15,865                                                        3/6/2001
                                                        4,595      Illinois Housing Development Authority, FLOATS, Ser.
      4,595                                                        L19, Regulation D, Rev., FRDO, 3.35%, 3/1/2001
                                                        3,600      Illinois Housing Development Authority, Multi-Family
      3,600                                                        Housing, Camelot, Rev., FRDO, 3.35%, 3/5/2001
                                                        2,985      Illinois Housing Development Authority, Multi-Family
                                                                   Housing, Lakeshore Plaza, Ser. A, Rev., FRDO, 3.20%,
      2,985                                                        3/6/2001
                                                       52,600      Illinois State Toll Highway Authority, Series 1993
                                                                   B, VRDN, 3.05%, 3/7/01 (MBIA) (LOC: Societe
                          52,600                                   Generale)
                                                       16,000      Illinois State Toll Highway Authority, Series 1998
                          16,000                                   B, VRDN, 3.45%, 3/1/01 (FSA)
                                                        3,255      Illinois State, Series 1995 SG-9, Trust Receipts,
                           3,255                                   3.54%, 3/1/01
                           3,000                        3,000      Illinois State, Series 2000 257, VRDN, 3.57%, 3/1/01
                                                        7,300      Illinois State, Toll Highway Authority, Toll Highway
      7,300                                                        Priority, Ser. B, Rev., FRDO, 3.05%, 3/7/2001
                                                        9,300      Joliet Regional Port District Marine Term Rev.,
                           9,300                                   (Exxon Project), 3.10%, 3/1/01
                                                        2,570      Lake County, Illinois, IDR, A.L. Hansen
      2,570                                                        Manufacturing Project, Rev., FRDO, 3.45%, 3/1/2001
                                                        2,325      Libertyville, Illinois, Industrial Revenue,
                                                                   Libertyville Manor Project, Rev., FRDO, 3.75%,
      2,325                                                        3/7/2001
                                                       10,000      Regional Transportation Authority, Series 1996
                          10,000                                   SG-82, VRDN, 3.54%, 3/1/01
                                                        9,800      University of Illinois, Health Services Facilities
      9,800                                                        System, Ser. B, Rev., FRDO, 3.15%, 3/5/2001

                                                                   TOTAL ILLINOIS

                                                                   INDIANA                                                 2.86%
                                                        5,000      DeKalb County, Indiana, Economic Development, New
      5,000                                                        Process Steel Project, Rev., FRDO, 3.70%, 3/2/2001
                                                        5,990      Indiana Bond Bank, FLOATS, Ser. PA-688, Rev., FRDO,
      5,990                                                        3.54%, 3/1/2001


                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Illinois Development Finance Authority Pollution                                    5,200             5,200                 5,200
Control Rev.,Series 1993 B, (Illinois Power Co.
Project), VRDN, 3.15%, 3/7/01 (LOC: ABN Amro Bank
N.V.)
Illinois Development Finance Authority, Residential
Rental, Rev., FRDO, 3.50%, 3/1/2001                                  1,300                                                  1,300
Illinois Development Finance Authority, Series 1993
A, (Olin Corp.Project),VRDN, 3.10%, 3/1/01 (LOC:
Wachovia Bank of SouthCarolina)                                                     2,100             2,100                 2,100
Illinois Development Finance Authority, Toughy LTD
Partnership Project, Rev., FRDO, 3.28%, 3/5/2001                     1,820                                                  1,820
Illinois Educational Facilities Authority Rev.,
(University Pooled Financing Program), 3.15%, 3/7/01
(FGIC)                                                                             14,795            14,795                14,795
Illinois Health Facilities Authority, Carle
Foundation, Rev., FRDO, 3.20%, 3/7/2001                              4,800                                                  4,800
Illinois Health Facilities Authority, Ser. 1998-B,
Rev., 3.40%, 6/13/2001                                              12,000                                                 12,000
Illinois Health Facilities Authority, Swedish
Covenant Hospital Project, Rev., FRDO, 3.25%, 3/6/2001              15,865                                                 15,865
Illinois Housing Development Authority, FLOATS, Ser.
L19, Regulation D, Rev., FRDO, 3.35%, 3/1/2001                       4,595                                                  4,595
Illinois Housing Development Authority, Multi-Family
Housing, Camelot, Rev., FRDO, 3.35%, 3/5/2001                        3,600                                                  3,600
Illinois Housing Development Authority, Multi-Family
Housing, Lakeshore Plaza, Ser. A, Rev., FRDO, 3.20%,
3/6/2001                                                             2,985                                                  2,985
Illinois State Toll Highway Authority, Series 1993 B,
VRDN, 3.05%, 3/7/01 (MBIA) (LOC: Societe Generale)                                 52,600            52,600                52,600
Illinois State Toll Highway Authority, Series 1998 B,
VRDN, 3.45%, 3/1/01 (FSA)                                                          16,000            16,000                16,000
Illinois State, Series 1995 SG-9, Trust Receipts,
3.54%, 3/1/01                                                                       3,255             3,255                 3,255
Illinois State, Series 2000 257, VRDN, 3.57%, 3/1/01                                3,000             3,000                 3,000
Illinois State, Toll Highway Authority, Toll Highway
Priority, Ser. B, Rev., FRDO, 3.05%, 3/7/2001                        7,300                                                  7,300
Joliet Regional Port District Marine Term Rev.,
(Exxon Project), 3.10%, 3/1/01                                                      9,300             9,300                 9,300
Lake County, Illinois, IDR, A.L. Hansen Manufacturing
Project, Rev., FRDO, 3.45%, 3/1/2001                                 2,570                                                  2,570
Libertyville, Illinois, Industrial Revenue,
Libertyville Manor Project, Rev., FRDO, 3.75%,
3/7/2001                                                             2,325                                                  2,325
Regional Transportation Authority, Series 1996 SG-82,
VRDN, 3.54%, 3/1/01                                                                10,000            10,000                10,000
University of Illinois, Health Services Facilities
System, Ser. B, Rev., FRDO, 3.15%, 3/5/2001                          9,800                                                  9,800
                                                                 ------------------------------------------------------------------
TOTAL ILLINOIS                                                      96,350        180,866           180,866               277,216

INDIANA                                                  2.86%
DeKalb County, Indiana, Economic Development, New
Process Steel Project, Rev., FRDO, 3.70%, 3/2/2001                   5,000                                                  5,000
Indiana Bond Bank, FLOATS, Ser. PA-688, Rev., FRDO,
3.54%, 3/1/2001                                                      5,990                                                  5,990

                              PRINCIPAL AMOUNT
--------------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE    MONEY MARKET        PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   ----------------------------------------------------------------
                        11,500                         11,500      Indiana Health Facility Financing Authority, Series
                                                                   1999 B, (Ascension Health Credit), VRDN, 3.30%,
                                                                   3/7/01
                                                       15,000      Indiana, Highway Transportation Finance Authority,
                                                                   Municipal Securities Trust Receipts, Ser. SGA-113,
   15,000                                                          Rev., FRDO, 3.20%, 3/1/2001
                                                       60,000      Indiana Office Building Commission CP, 3.25%,
                        60,000                                     4/10/01
                                                        1,100      Indiana Secondary Market Educational Loans Inc.,
    1,100                                                          Ser. B, Rev., FRDO, 3.25%, 3/6/2001
                                                        9,000      Indiana State, Development Finance Authority, PCR,
                                                                   Southern Indiana Gas & Electric, Ser. A, Rev., FRDO,
    9,000                                                          4.30%, 3/1/2001
                                                        6,665      Indiana State, Office Building Commission Capital
                                                                   Complex, FLOATS, Ser. PT-381, Rev., FRDO, 3.54%,
    6,665                                                          3/1/2001
                                                        9,995      Indianapolis Local Public Improvement Bond Bank,
                         9,995                                     Series 2000PT-382, VRDN, 3.54%, 3/1/01
                                                        1,095      Lafayette, Indiana, Economic Development, Health
    1,095                                                          Quest Realty Project, Rev., FRDO, 3.58%, 3/5/2001
                                                          540      Muncie, Indiana, Economic Development, Health Quest
      540                                                          Realty Project, Rev., FRDO, 3.58%, 3/5/2001
                                                        3,305      Municipal Securities Trust Certificates, Ser.
    3,305                                                          1997-19A, Class A, Rev., FRDO, #, ^, 3.24%, 3/2/2001
                                                       11,000      Princeton Pollution Control Rev., (PSI Energy Inc.),
                        11,000                                     VRDN, 3.15%, 3/1/01 (LOC: Canadian Imperial Bank)
                                                        5,000      Purdue University Rev., Series 1991 B, (Purdue
                         5,000                                     UniversityDormitory), VRDN, 6.75%, 7/1/11(AMBAC)

                                                                   TOTAL INDIANA
                                                                 -----------------------------------------------------------------
                                                                   IOWA                                                    0.41%
    1,500                                               1,500      Des Moines, Iowa, 3.50%, 8/8/2001
    3,900                                               3,900      Des Moines, Iowa, 3.55%, 8/8/2001
      400                                                 400      Des Moines, Iowa, 3.55%, 8/8/2001
                                                       15,000      Iowa School Corporations, Iowa School Cash
                                                                   Anticipation Program, Ser. A, Warrant Certificates,
   15,000                                                          Rev., 5.50%, 6/22/2001

                                                                   TOTAL IOWA
                                                                 -----------------------------------------------------------------
                                                                   KANSAS                                                  2.20%
                                                       35,000      Burlington Pollution Control Rev., Series 2000 A15,
                       35,000                                      RegisteredD, VRDN, 3.30%, 3/7/01 (MBIA) 2,000
                                                                   Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
    2,000                                                          2000-1601, FRDO, 3.57%, 3/7/2001
                                                        7,500      Kansas City, Kansas, Industrial, PQ Corp. Project,
    7,500                                                          Rev., FRDO, 3.15%, 3/1/2001
                                                       14,000      Kansas State Department of Transportation Highway
                        14,000                                     Rev., Series2000 B-1,VRDN, 3.15%, 3/1/01
                                                       20,000      Kansas State Department of Transportation Highway
                        20,000                                     Rev., Series2000 C, 3.15%, 3/3/01
                                                       15,000      Kansas State Department of Transportation Highway
                        15,000                                     Rev., Series 2000 C-2,VRDN, 3.15%, 3/7/01
                                                        4,200      Kansas State Department of Transportation Highway
                         4,200                                     Rev.,VRDN, 3.15%, 3/1/01
                                                        8,720      Kansas State, Development Finance Authority, FLOATS,
    8,720                                                          Ser. PA-715, Rev., FRDO, 3.54%, 3/7/2001



                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Indiana Health Facility Financing Authority, Series                                11,500            11,500                 11,500
1999 B, (Ascension Health Credit), VRDN, 3.30%,
3/7/01
Indiana, Highway Transportation Finance Authority,
Municipal Securities Trust Receipts, Ser. SGA-113,
Rev., FRDO, 3.20%, 3/1/2001                                      15,000                                                     15,000
Indiana Office Building Commission CP, 3.25%, 4/10/01                              60,000            60,000                 60,000
Indiana Secondary Market Educational Loans Inc., Ser.
B, Rev., FRDO, 3.25%, 3/6/2001                                    1,100                                                      1,100
Indiana State, Development Finance Authority, PCR,
Southern Indiana Gas & Electric, Ser. A, Rev., FRDO,
4.30%, 3/1/2001                                                   9,000                                                      9,000
Indiana State, Office Building Commission Capital
Complex, FLOATS, Ser. PT-381, Rev., FRDO, 3.54%,
3/1/2001                                                          6,665                                                      6,665
Indianapolis Local Public Improvement Bond Bank,
Series 2000PT-382, VRDN, 3.54%, 3/1/01                                              9,995             9,995                  9,995
Lafayette, Indiana, Economic Development, Health
Quest Realty Project, Rev., FRDO, 3.58%, 3/5/2001                 1,095                                                      1,095
Muncie, Indiana, Economic Development, Health Quest
Realty Project, Rev., FRDO, 3.58%, 3/5/2001                         540                                                        540
Municipal Securities Trust Certificates, Ser.
1997-19A, Class A, Rev., FRDO, #, ^, 3.24%, 3/2/2001              3,305                                                      3,305
Princeton Pollution Control Rev., (PSI Energy Inc.),
VRDN, 3.15%, 3/1/01 (LOC: Canadian Imperial Bank)                                  11,000            11,000                 11,000
Purdue University Rev., Series 1991 B, (Purdue
UniversityDormitory), VRDN, 6.75%, 7/1/11(AMBAC)                                    5,137             5,137                  5,137
                                                                 ------------------------------------------------------------------
TOTAL INDIANA                                                    47,695            97,632            97,632                145,327

IOWA                                                     0.41%
Des Moines, Iowa, 3.50%, 8/8/2001                                 1,500                                                      1,500
Des Moines, Iowa, 3.55%, 8/8/2001                                 3,900                                                      3,900
Des Moines, Iowa, 3.55%, 8/8/2001                                   400                                                        400
Iowa School Corporations, Iowa School Cash
Anticipation Program, Ser. A, Warrant Certificates,
Rev., 5.50%, 6/22/2001                                           15,045                                                     15,045
                                                                 ------------------------------------------------------------------
TOTAL IOWA                                                       20,845                0                 -                  20,845

KANSAS                                                   2.20%
Burlington Pollution Control Rev., Series 2000 A15,
RegisteredD, VRDN, 3.30%, 3/7/01 (MBIA)                                           35,000            35,000                  35,000
Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
2000-1601, FRDO, 3.57%, 3/7/2001                                  2,000                                                      2,000
Kansas City, Kansas, Industrial, PQ Corp. Project,
Rev., FRDO, 3.15%, 3/1/2001                                       7,500                                                      7,500
Kansas State Department of Transportation Highway
Rev., Series2000 B-1,VRDN, 3.15%, 3/1/01                                          14,000            14,000                  14,000
Kansas State Department of Transportation Highway
Rev., Series2000 C, 3.15%, 3/3/01                                                 20,000            20,000                  20,000
Kansas State Department of Transportation Highway
Rev., Series 2000 C-2,VRDN, 3.15%, 3/7/01                                         15,000            15,000                  15,000
Kansas State Department of Transportation Highway
Rev.,VRDN, 3.15%, 3/1/01                                                           4,200             4,200                   4,200
Kansas State, Development Finance Authority, FLOATS,
Ser. PA-715, Rev., FRDO, 3.54%, 3/7/2001                         8,720                                                       8,720

                              PRINCIPAL AMOUNT
--------------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE    MONEY MARKET        PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   ----------------------------------------------------------------
    2,050                                               2,050      Spring Hill, Kansas, Industrial Revenue, Abrasive
                                                                   Engineering Project, Rev., FRDO, 3.60%, 3/6/2001
                                                        1,650      Wichita, Kansas, Airport Facilities, Cessna Citation

    1,650                                                          Center Project, Ser. III, Rev., FRDO, 3.35%, 3/6/2001
                                                        1,800      Wichita, Kansas, Hospital, Facilities Improvement,
    1,800                                                          Riverside, Ser. IV, Rev., FRDO, 3.6%, 3/2/2001

                                                                   TOTAL KANSAS

                                                                   KENTUCKY                                                2.34%
                                                        3,000      Jeffersontown, Kentucky, Lease Program, Kentucky
                                                                   League of Cities Funding Trust, Rev., FRDO, 3.25%,
    3,000                                                          3/1/2001
                                                       14,310      Kentucky Area Development Districts, Financing Trust
                                                                   Lease Program, Ewing, Kentucky, Rev., FRDO, 3.60%,
   14,310                                                          3/1/2001
                                                        2,000      Kentucky Asset Liability Commission, General Fund,
    2,000                                                          Ser. A, Rev., TRAN, 5.25%, 6/27/2001
                                                       20,000      Kentucky Asset Liability Commission Project, VRDN,
                        20,000                                     3.30%, 7/16/01
                                                       15,000      Kentucky Asset Liability Commission, Series 2000 A,
                        15,000                                     Tax andRev. Anticipation Notes, 5.25%, 6/27/01
                                                       14,000      Kentucky Asset Liability Commission, Series 2000 B,
                        14,000                                     Tax andRev. Anticipation Notes, 5.00%, 6/27/01
                                                        2,540      Kentucky, Development Finance Authority, Pooled Loan
    2,540                                                          Project, Ser. A, Rev., FRDO, 3.40%, 3/1/2001
                                                        1,085      Kentucky State, Property & Buildings Commission,
    1,085                                                          Project No. 66, Ser. A, Rev, 5.00%, 5/1/2001
                                                       18,710      Kentucky Turnpike Authority, Series 1997-17, VRDN,
                        18,710                                     3.30%, 3/7/01 (FAS)
                                                        5,060      Mayfield Multi-City Lease Rev., VRDN, 3.30%, 3/7/01
                         5,060                                     (LOC: PNC Bank NA)
                                                       22,995      Russell Rev., Series 2000 PT-330, VRDN, 3.77%,
                        22,995                                     3/1/01

                                                                   TOTAL KENTUCKY

                                                                   LOUISIANA                                               1.09%
                                                        6,550      Caddo Parish, Louisiana, Industrial Development
                                                                   Board Inc., Frymaster Corp. Project, Rev., FRDO,
    6,550                                                          3.25%, 3/6/2001
                                                        8,100      Calcasieu Parish Industrial Development Board Rev.,
                                                                   Series 1993B, (OlinCorp. Project), VRDN, 3.10%,
                         8,100                                     3/1/01 (LOC: Wachovia Bank)
                                                        3,200      Calcasieu Parish, Louisiana, IDBR, Citgo Petrol,
    3,200                                                          Rev., FRDO, 3.35%, 3/1/2001
                                                        2,685      Iberia Parish, Louisiana, Industrial Development
                                                                   Board Inc., Cuming Insulation Corp. Project, Rev.,
    2,685                                                          FRDO, 3.60%, 3/1/2001
                                                        3,000      Lake Charles, Louisiana, Harbor & Term, District
                                                                   Dock & Wharf, Conoco Inc. Project, Rev., FRDO,
    3,000                                                          3.30%, 3/6/2001
                                                        1,855      Louisiana Housing Finance Agency, Ser. A-52, Rev.,
    1,855                                                          FRDO, 3.35%, 3/1/2001
                                                        6,200      Louisiana Offshore Terminal Authority Deepwater Port
                                                                   Rev., (1stStage A-Loop Inc.), VRDN, 3.15%, 3/1/01
                         6,200                                     (LOC: Suntrust Bank of Nashville)




                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Spring Hill, Kansas, Industrial Revenue, Abrasive                    2,050                                                  2,050
Engineering Project, Rev., FRDO, 3.60%, 3/6/2001
Wichita, Kansas, Airport Facilities, Cessna Citation
Center Project, Ser. III, Rev., FRDO, 3.35%, 3/6/2001                1,650                                                  1,650
Wichita, Kansas, Hospital, Facilities Improvement,
Riverside, Ser. IV, Rev., FRDO, 3.6%, 3/2/2001                       1,800                                                  1,800
                                                                    -------------------------------------------------------------
TOTAL KANSAS                                                        23,720           88,200            88,200             111,920

KENTUCKY                                                 2.34%
Jeffersontown, Kentucky, Lease Program, Kentucky
League of Cities Funding Trust, Rev., FRDO, 3.25%,
3/1/2001                                                             3,000                                                  3,000
Kentucky Area Development Districts, Financing Trust
Lease Program, Ewing, Kentucky, Rev., FRDO, 3.60%,
3/1/2001                                                            14,310                                                 14,310
Kentucky Asset Liability Commission, General Fund,
Ser. A, Rev., TRAN, 5.25%, 6/27/2001                                 2,004                                                  2,004
Kentucky Asset Liability Commission Project, VRDN,
3.30%, 7/16/01                                                                       20,000            20,000              20,000
Kentucky Asset Liability Commission, Series 2000 A,
Tax andRev. Anticipation Notes, 5.25%, 6/27/01                                       15,033            15,033              15,033
Kentucky Asset Liability Commission, Series 2000 B,
Tax andRev. Anticipation Notes, 5.00%, 6/27/01                                       14,032            14,032              14,032
Kentucky, Development Finance Authority, Pooled Loan
Project, Ser. A, Rev., FRDO, 3.40%, 3/1/2001                         2,540                                                  2,540
Kentucky State, Property & Buildings Commission,
Project No. 66, Ser. A, Rev, 5.00%, 5/1/2001                         1,088                                                  1,088
Kentucky Turnpike Authority, Series 1997-17, VRDN,
3.30%, 3/7/01 (FAS)                                                                  18,710            18,710              18,710
Mayfield Multi-City Lease Rev., VRDN, 3.30%, 3/7/01
(LOC: PNC Bank NA)                                                                    5,060             5,060               5,060
Russell Rev., Series 2000 PT-330, VRDN, 3.77%, 3/1/01                                22,995            22,995              22,995
                                                                    -------------------------------------------------------------

TOTAL KENTUCKY                                                      22,942           95,830            95,830             118,772

LOUISIANA                                                1.09%
Caddo Parish, Louisiana, Industrial Development Board
Inc., Frymaster Corp. Project, Rev., FRDO, 3.25%,
3/6/2001                                                             6,550                                                  6,550
Calcasieu Parish Industrial Development Board Rev.,
Series 1993B, (OlinCorp. Project), VRDN, 3.10%,
3/1/01 (LOC: Wachovia Bank)                                                           8,100             8,100               8,100
Calcasieu Parish, Louisiana, IDBR, Citgo Petrol,
Rev., FRDO, 3.35%, 3/1/2001                                          3,200                                                  3,200
Iberia Parish, Louisiana, Industrial Development
Board Inc., Cuming Insulation Corp. Project, Rev.,
FRDO, 3.60%, 3/1/2001                                                2,685                                                  2,685
Lake Charles, Louisiana, Harbor & Term, District Dock
& Wharf, Conoco Inc. Project, Rev., FRDO, 3.30%,
3/6/2001                                                             3,000                                                  3,000
Louisiana Housing Finance Agency, Ser. A-52, Rev.,
FRDO, 3.35%, 3/1/2001                                                1,855                                                  1,855
Louisiana Offshore Terminal Authority Deepwater Port
Rev., (1stStage A-Loop Inc.), VRDN, 3.15%, 3/1/01
(LOC: Suntrust Bank of Nashville)                                                     6,200             6,200               6,200

                              PRINCIPAL AMOUNT
--------------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE    MONEY MARKET        PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   ----------------------------------------------------------------
                        20,000                         20,000      Louisiana State University & Agricultural &
                                                                   Mechanical College,(Auxiliary), VRDN, 3.15%, 3/7/01
                                                                   (FGIC)
                                                        4,000      Plaquemines, Louisiana, Port Harbor & Terminal
                                                                   District, Port Facilities, International Marine
                                                                   Terminal Project, Ser. B, Rev., FRDO, 4.20%,
    4,000                                                          3/15/2001

                                                                   TOTAL LOUISIANA

                                                                   MAINE                                                   0.06%
                                                        3,310      Maine State, Turnpike Authority, FLOATS, Ser.
    3,310                                                          PA-699, Rev., FRDO, 3.54%, 3/1/2001

                                                                   MARYLAND                                                2.33%
    3,000                                               3,000      Anne Arundel County, Maryland, GO, 3.35%, 3/2/2001
                         2,000                          2,000      Baltimore Country CP, 2.59%, 3/7/01
                        10,000                         10,000      Baltimore Country CP, 4.06%, 4/5/01
                        10,000                         10,000      Baltimore Country CP, 4.06%, 4/6/01
                         7,900                          7,900      Baltimore Country CP, 4.29%, 4/10/01
                        11,000                         11,000      Baltimore Country CP, 4.39%, 4/10/01
                         3,100                          3,100      Baltimore County CP, 3.19%, 6/13/01
                                                        8,605      Howard County, Maryland, Multi-Family Housing,
    8,605                                                          Sherwood Crossing LTD, Rev., FRDO, 4.85%, 6/1/2001
                                                          500      Maryland Community Development Administration,
                                                                   Multi-Family Housing, Avalon Ridge Apartments

      500                                                          Project, Rev., FRDO, 3.10%, 3/5/2001
                                                       14,155      Maryland State, Stadium Authority, Sports Facilities
   14,155                                                          Lease, Rev., FRDO, 3.25%, 3/7/2001
                        10,700                         10,700      Montgomery County CP, 3.30%, 6/12/01
                         7,000                          7,000      Montgomery County CP, 4.00%, 2/1/02
                                                       16,800      Montgomery County Housing Opportunites Commission
                                                                   Housing Rev., Series 1988 A,
                        16,800                                     (Multifamily-Grosvenor), VRDN, 3.07%, 3/7/01
                                                        3,495      Montgomery County, Series 2000 PA-713, VRN, 3.54%,
                         3,495                                     3/1/01
                                                        9,970      Municipal Securities Trust Certificates, Ser.
    9,970                                                          1999-76, Class A, Rev., FRDO, 4.40%, 8/15/2001

                                                                   TOTAL MARYLAND

                                                                   MASSACHUSETTS                                           0.88%
                         2,500                          2,500      Boston, Series 1998 A, 4.50%, 1/1/02(FGIC)
                                                        5,750      Massachusetts Bay, Transportation Authority,
                                                                   Municipal Securities Trust Receipts, Ser. SGA-123,
    5,750                                                          Special Assessment, FRDO, 3.24%, 3/1/2001
                                                        3,300      Massachusetts State, Health & Educational Facilities
                                                                   Authority, Municipal Securities Trust Receipts, Ser.
    3,300                                                          SGA-97, Rev., FRDO, 3.20%, 3/1/2001
    3,000                                               3,000      Massachusetts State, Ser. A, GO, BAN, 5.00%, 9/6/2001
                                                        2,100      Massachusetts State, Ser. A, GO, FRDO, 3.25%,
    2,100                                                          3/1/2001
                                                        6,840      Massachusetts Turnpike Authority, Series 2000
                         6,840                                     PA-672, VRDN, 3.41%, 3/1/01 (MBIA)
                                                        6,350      Massachusetts Water Resources Authority, Series 1991
                         6,350                                     A, 6.50%,12/1/19 (GO)
                        14,700                         14,700      Pittsfield, Tax Anticipation Notes, 4.87%, 7/12/01


                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Louisiana State University & Agricultural &                         20,000            20,000                              20,000
Mechanical College,(Auxiliary), VRDN, 3.15%, 3/7/01
(FGIC)
Plaquemines, Louisiana, Port Harbor & Terminal
District, Port Facilities, International Marine
Terminal Project, Ser. B, Rev., FRDO, 4.20%, 3/15/2001               4,000                                                 4,000
                                                                   ----------------------------------------------------------------
TOTAL LOUISIANA                                                     21,290           34,300        34,300                 55,590

MAINE                                                    0.06%
Maine State, Turnpike Authority, FLOATS, Ser. PA-699,
Rev., FRDO, 3.54%, 3/1/2001                                          3,312                              -                  3,312
                                                                   ---------------------------------------------------------------

MARYLAND                                                 2.33%
Anne Arundel County, Maryland, GO, 3.35%, 3/2/2001                   3,000                                                 3,000
Baltimore Country CP, 2.59%, 3/7/01                                                  2,000         2,000                   2,000
Baltimore Country CP, 4.06%, 4/5/01                                                 10,000        10,000                  10,000
Baltimore Country CP, 4.06%, 4/6/01                                                 10,000        10,000                  10,000
Baltimore Country CP, 4.29%, 4/10/01                                                 7,900         7,900                   7,900
Baltimore Country CP, 4.39%, 4/10/01                                                11,000        11,000                  11,000
Baltimore County CP, 3.19%, 6/13/01                                                  3,100         3,100                   3,100
Howard County, Maryland, Multi-Family Housing,
Sherwood Crossing LTD, Rev., FRDO, 4.85%, 6/1/2001                   8,605                                                  8,605
Maryland Community Development Administration,
Multi-Family Housing, Avalon Ridge Apartments
Project, Rev., FRDO, 3.10%, 3/5/2001                                   500                                                    500
Maryland State, Stadium Authority, Sports Facilities
Lease, Rev., FRDO, 3.25%, 3/7/2001                                  14,155                                                 14,155
Montgomery County CP, 3.30%, 6/12/01                                                10,700        10,700                   10,700
Montgomery County CP, 4.00%, 2/1/02                                                  7,050         7,050                    7,050
Montgomery County Housing Opportunites Commission
Housing Rev., Series 1988 A, (Multifamily-Grosvenor),
VRDN, 3.07%, 3/7/01                                                                 16,800        16,800                   16,800
Montgomery County, Series 2000 PA-713, VRN, 3.54%,
3/1/01                                                                               3,495         3,495                    3,495
Municipal Securities Trust Certificates, Ser.
1999-76, Class A, Rev., FRDO, 4.40%, 8/15/2001                       9,970                                                   9,970
                                                                   ---------------------------------------------------------------

TOTAL MARYLAND                                                      36,230           82,045        82,045                  118,275

MASSACHUSETTS                                            0.88%
Boston, Series 1998 A, 4.50%, 1/1/02(FGIC)                                            2,505         2,505                    2,505
Massachusetts Bay, Transportation Authority,
Municipal Securities Trust Receipts, Ser. SGA-123,
Special Assessment, FRDO, 3.24%, 3/1/2001                            5,750                                                   5,750
Massachusetts State, Health & Educational Facilities
Authority, Municipal Securities Trust Receipts, Ser.
SGA-97, Rev., FRDO, 3.20%, 3/1/2001                                  3,301                                                   3,301
Massachusetts State, Ser. A, GO, BAN, 5.00%, 9/6/2001                3,010                                                   3,010
Massachusetts State, Ser. A, GO, FRDO, 3.25%, 3/1/2001               2,100                                                   2,100
Massachusetts Turnpike Authority, Series 2000 PA-672,
VRDN, 3.41%, 3/1/01 (MBIA)                                                            6,840         6,840                    6,840
Massachusetts Water Resources Authority, Series 1991
A, 6.50%,12/1/19 (GO)                                                                 6,574         6,574                    6,574
Pittsfield, Tax Anticipation Notes, 4.87%, 7/12/01                                   14,731        14,731                   14,731
                                                                 ------------------------------------------------------------------

TOTAL MASSACHUSETTS                                                 14,161           30,650        30,650                   44,811

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
                                                                   MICHIGAN                                                 1.67%
                                                                   Detroit, Michigan, Sewer Disposal, Rev., ^, 6.63%,
           10,300                                       10,300     7/1/2001
                                                                   Holt, Michigan, Public Schools, Ser. B, GO, FRDO,
            6,100                                        6,100     4.30%, 3/1/2001
                                                                   Michigan Municipal Bond Authority, Ser. C-2, Rev.,
            1,500                                        1,500     5.00%, 8/23/2001
                                                                   Michigan Municipal Bond Authority, Series 2000
                                 6,205                   6,205     PT-397, VRDN, 3.54%, 3/1/01
                                22,500                  22,500     Michigan State Building Authority CP, 4.40%, 3/1/01
                                                                   Michigan State, Building Authority, Rev., 4.40%,
           19,580                                       19,580     3/5/2001
                                                                   Michigan State, Hospital Finance Authority, Mt.
            1,200                                        1,200     Clemens Hospital, Rev., FRDO, 3.15%, 3/5/2001
                                                                   Michigan State, Housing Development Authority, Ser.
            6,000                                        6,000     1999-B2, Rev., FRDO, 3.30%, 3/2/2001
                                                                   Michigan State, Housing Development Authority, Ser.
            1,145                                        1,145     2000-A, Rev., FRDO, 3.20%, 3/2/2001
                                                                   Michigan State, Strategic Fund LTD, Wayne Disposal,
            1,175                                        1,175     Oakland Project, Rev., FRDO, 3.36%, 3/7/2001
                                                                   Michigan State, University, Ser. A, GO, Rev., FRDO,
            5,055                                        5,055     3.10%, 3/5/2001
                                                                   Rochester Community School District, Series 2000
                                 3,995                   3,995     PA-707, VRDN, 3.54%, 3/1/01 (FGIC)

                                                                   TOTAL MICHIGAN

                                                                   MINNESOTA                                                0.18%
                                 5,000                   5,000     Minnesota, 4.63%, 8/1/01
                                                                   Minnesota Public Facilities Authority Water
                                                                   Pollution Control Rev,Series 1998 II-TR-1, VRDN,
                                 2,700                   2,700     3.57%, 3/1/01
                                                                   Minnesota State, Housing Finance Agency, Single
            1,255                                        1,255     Family Mortgage, Ser. E, Rev., FRDO, 4.35%, 5/1/2001

                                                                   TOTAL MINNESOTA

                                                                   MISSISSIPPI                                              0.67%
                                                                   Mississippi Business Finance Corp., IDR, Choctaw
            2,800                                        2,800     Maid Farms, Inc. Project, Rev., FRDO, 3.60%, 3/5/2001
                                                                   Mississippi Home Corp., Single Family, Class A
            4,820                                        4,820     Certificates, Ser. I, Rev., FRDO, 3.62%, 3/6/2001
                                                                   Mississippi State, Gaming County, Highway
            3,170                                        3,170     Improvements, Ser. A, GO, 5.00%, 7/1/2001
                                                                   Perry County Pollution Control Rev., (Leaf River
                                                                   Forest Project),VRDN, 3.10%, 3/1/01 (LOC: Wachovia
                                23,000                  23,000     Bank)

                                                                   TOTAL MISSISSIPPI

                                                                   MISSOURI                                                 0.78%
                                                                   Independence, Missouri, IDA, Multi-Family Housing,
        7,260                                            7,260     FLOATS, Ser. PT-314, Rev., FRDO, 4.40%, 3/1/2001
                                                                   Kansas City, Missouri, IDR, Livers Bronze Co.
        3,400                                            3,400     Project, Rev., FRDO, 3.70%, 3/1/2001
                                                                   Macon, Missouri, IDA, Health Care Realty Macon,
          880                                              880     Rev., FRDO, 4.30%, 3/1/2001

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
MICHIGAN                                                 1.67%
Detroit, Michigan, Sewer Disposal, Rev., ^, 6.63%,
7/1/2001                                                                    10,587                                           10,587
Holt, Michigan, Public Schools, Ser. B, GO, FRDO,
4.30%, 3/1/2001                                                              6,100                                            6,100
Michigan Municipal Bond Authority, Ser. C-2, Rev.,
5.00%, 8/23/2001                                                             1,505                                            1,505
Michigan Municipal Bond Authority, Series 2000
PT-397, VRDN, 3.54%, 3/1/01                                                           6,205            6,205                  6,205
Michigan State Building Authority CP, 4.40%, 3/1/01                                  22,500           22,500                 22,500
Michigan State, Building Authority, Rev., 4.40%,
3/5/2001                                                                    19,580                                           19,580
Michigan State, Hospital Finance Authority, Mt.
Clemens Hospital, Rev., FRDO, 3.15%, 3/5/2001                                1,200                                            1,200
Michigan State, Housing Development Authority, Ser.
1999-B2, Rev., FRDO, 3.30%, 3/2/2001                                         6,000                                            6,000
Michigan State, Housing Development Authority, Ser.
2000-A, Rev., FRDO, 3.20%, 3/2/2001                                          1,145                                            1,145
Michigan State, Strategic Fund LTD, Wayne Disposal,
Oakland Project, Rev., FRDO, 3.36%, 3/7/2001                                 1,175                                            1,175
Michigan State, University, Ser. A, GO, Rev., FRDO,
3.10%, 3/5/2001                                                              5,055                                            5,055
Rochester Community School District, Series 2000
PA-707, VRDN, 3.54%, 3/1/01 (FGIC)                                                    3,995            3,995                  3,995
                                                                 -------------------------------------------------------------------

TOTAL MICHIGAN                                                              52,347   32,700           32,700                 85,047

MINNESOTA                                                0.18%
Minnesota, 4.63%, 8/1/01                                                              5,007            5,007                  5,007
Minnesota Public Facilities Authority Water Pollution
Control Rev,Series 1998 II-TR-1, VRDN, 3.57%, 3/1/01                                  2,700            2,700                  2,700
Minnesota State, Housing Finance Agency, Single
Family Mortgage, Ser. E, Rev., FRDO, 4.35%, 5/1/2001                         1,255                                            1,255
                                                                 -------------------------------------------------------------------

TOTAL MINNESOTA                                                              1,255    7,707            7,707                  8,962

MISSISSIPPI                                              0.67%
Mississippi Business Finance Corp., IDR, Choctaw Maid
Farms, Inc. Project, Rev., FRDO, 3.60%, 3/5/2001                             2,800                                            2,800
Mississippi Home Corp., Single Family, Class A
Certificates, Ser. I, Rev., FRDO, 3.62%, 3/6/2001                            4,820                                            4,820
Mississippi State, Gaming County, Highway
Improvements, Ser. A, GO, 5.00%, 7/1/2001                                    3,178                                            3,178
Perry County Pollution Control Rev., (Leaf River
Forest Project),VRDN, 3.10%, 3/1/01 (LOC: Wachovia
Bank)                                                                                23,000           23,000                 23,000
                                                                 -------------------------------------------------------------------

TOTAL MISSISSIPPI                                                           10,798   23,000           23,000                 33,798

MISSOURI                                                 0.78%
Independence, Missouri, IDA, Multi-Family Housing,
FLOATS, Ser. PT-314, Rev., FRDO, 4.40%, 3/1/2001                             7,260                                            7,260
Kansas City, Missouri, IDR, Livers Bronze Co.
Project, Rev., FRDO, 3.70%, 3/1/2001                                         3,400                                            3,400
Macon, Missouri, IDA, Health Care Realty Macon, Rev.,
FRDO, 4.30%, 3/1/2001                                                          880                                              880

                  See Notes to Pro Forma Financial Statements

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
                                                                   Missouri Development Finance Board, Series 1997 C,
                                                                   (Science CityUnion Station), VRDN, 3.25%, 3/1/01
                                 1,400                   1,400     (LOC: Canadian ImperialBank)
                                                                   Missouri Higher Education Loan Authority, Student
            1,600                                        1,600     Loan, Ser. B, Rev., FRDO, 3.30%, 3/5/2001
                                                                   Missouri State, Development Finance Board,
                                                                   Recreational Facilities, Greater St. Louis YMCA
            3,375                                        3,375     Project, Ser. B, Rev., FRDO, 3.55%, 3/6/2001
                                                                   Missouri State Environmental Improvement & Energy
                                                                   ResourcesAuthority, (Bayer Corp. Project), VRDN,
                                 1,600                   1,600     3.15%, 3/1/01
                                                                   Missouri State, Housing Development Commission,
            8,320                                        8,320     FLOATS, Ser. PT-223, Rev., FRDO, 3.59%, 3/1/2001
                                                                   Missouri State, Housing Development Commission,
            6,735                                        6,735     FLOATS, Ser. PT-263, Rev., FRDO, 3.59%, 3/1/2001
                                                                   Missouri State, Housing Development Commission, Ser.
            3,965                                        3,965     A-64, Rev., FRDO, 3.35%, 3/7/2001
                                                                   Osage Beach, Missouri, IDA, Health Care Realty
              865                                          865     Osage, Rev., FRDO, 4.30%, 3/1/2001

                                                                   TOTAL MISSOURI

                                                                   MONTANA                                                 0.28%
                                                                   Forsyth Pollution Control Rev., (Pacificorp
                                                                   Project), VRN, 3.30%, 3/1/01 (LOC:Rabobank
                                10,300                  10,300     Nederland)
                                                                   Montana State, Board of Housing, FLOATS, Ser.
            3,705                                        3,705     PT-356, Rev., FRDO, 3.59%, 3/2/2001

                                                                   TOTAL MONTANA

                                                                   NEBRASKA                                                0.22%
                                                                   Nebraska, Municipal Securities Trust Receipts, Ser.
            4,700                                        4,700     2000-108, Class A, GO, FRDO, 3.20%, 3/1/2001
                                                                   Nebraska, Public Power District, Ser. A, Rev.,
            5,000                                        5,000     5.00%, 1/1/2002
                                                                   Sidney, Nebraska, IDR, Pennington Seed Inc. Project,
            1,500                                        1,500     Rev., FRDO, 3.60%, 3/6/2001

                                                                   TOTAL NEBRASKA

                                                                   NEVADA                                                  1.97%
                                                                   Clark County Airport Improvement Rev., Series 1993
                                                                   A, 3.05%, 3/7/01 (MBIA) (LOC: Bayerische Hypo-Und
                                20,300                  20,300     Verein)
                                                                   Clark County Airport Rev., Series 1999 B-2, (Sub
                                                                   Lien), VRDN, 3.15%, 3/7/01 (LOC: Bayerische
                                12,100                  12,100     Landesbank)
                                                                   Clark County, Nevada, Airport, Ser. B-2, Rev., FRDO,
              3,300                                      3,300     3.15%, 3/7/2001
                                                                   Clark County, Nevada, School District, Building &
              1,745                                      1,745     Renovation, Ser. B, GO, 7.50%, 6/15/2001
                                                                   Eagle Tax Exempt Trust, Weekly Option Mode, Clark
             19,800                                     19,800     County, Ser. 98-2801, FRDO, #, 3.57%, 3/5/2001
                                                                   Nevada Housing Division, Multi-Unit Housing,
              3,390                                      3,390     Horizon, Ser. A, Rev., FRDO, 3.60%, 3/2/2001
                                                                   Nevada Housing Division, Multi-Unit Housing, Joshua
              6,250                                      6,250     Villas, Ser. E, Rev., FRDO, 3.60%, 3/2/2001

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Missouri Development Finance Board, Series 1997 C,
(Science CityUnion Station), VRDN, 3.25%, 3/1/01
(LOC: Canadian ImperialBank)                                                          1,400            1,400                  1,400
Missouri Higher Education Loan Authority, Student
Loan, Ser. B, Rev., FRDO, 3.30%, 3/5/2001                                    1,600                                            1,600
Missouri State, Development Finance Board,
Recreational Facilities, Greater St. Louis YMCA
Project, Ser. B, Rev., FRDO, 3.55%, 3/6/2001                                 3,375                                            3,375
Missouri State Environmental Improvement & Energy
ResourcesAuthority, (Bayer Corp. Project), VRDN,
3.15%, 3/1/01                                                                         1,600            1,600                  1,600
Missouri State, Housing Development Commission,
FLOATS, Ser. PT-223, Rev., FRDO, 3.59%, 3/1/2001                             8,322                                            8,322
Missouri State, Housing Development Commission,
FLOATS, Ser. PT-263, Rev., FRDO, 3.59%, 3/1/2001                             6,736                                            6,736
Missouri State, Housing Development Commission, Ser.
A-64, Rev., FRDO, 3.35%, 3/7/2001                                            3,970                                            3,970
Osage Beach, Missouri, IDA, Health Care Realty Osage,
Rev., FRDO, 4.30%, 3/1/2001                                                    865                                              865
                                                                 -------------------------------------------------------------------

TOTAL MISSOURI                                                              36,408    3,000            3,000                 39,408

MONTANA                                                  0.28%
Forsyth Pollution Control Rev., (Pacificorp Project),
VRN, 3.30%, 3/1/01 (LOC:Rabobank Nederland)                                          10,300           10,300                 10,300
Montana State, Board of Housing, FLOATS, Ser. PT-356,
Rev., FRDO, 3.59%, 3/2/2001                                                  3,705                                            3,705
                                                                 -------------------------------------------------------------------

TOTAL MONTANA                                                                3,705   10,300           10,300                 14,005

NEBRASKA                                                 0.22%
Nebraska, Municipal Securities Trust Receipts, Ser.
2000-108, Class A, GO, FRDO, 3.20%, 3/1/2001                                 4,700                                            4,700
Nebraska, Public Power District, Ser. A, Rev., 5.00%,
1/1/2002                                                                     5,025                                            5,025
Sidney, Nebraska, IDR, Pennington Seed Inc. Project,
Rev., FRDO, 3.60%, 3/6/2001                                                  1,500                                            1,500
                                                                 -------------------------------------------------------------------


TOTAL NEBRASKA                                                              11,225        0                -                 11,225

NEVADA                                                   1.97%
Clark County Airport Improvement Rev., Series 1993 A,
3.05%, 3/7/01 (MBIA) (LOC: Bayerische Hypo-Und
Verein)                                                                              20,300           20,300                 20,300
Clark County Airport Rev., Series 1999 B-2, (Sub
Lien), VRDN, 3.15%, 3/7/01 (LOC: Bayerische
Landesbank)                                                                          12,100           12,100                 12,100
Clark County, Nevada, Airport, Ser. B-2, Rev., FRDO,
3.15%, 3/7/2001                                                              3,300                                            3,300
Clark County, Nevada, School District, Building &
Renovation, Ser. B, GO, 7.50%, 6/15/2001                                     1,760                                            1,760
Eagle Tax Exempt Trust, Weekly Option Mode, Clark
County, Ser. 98-2801, FRDO, #, 3.57%, 3/5/2001                              19,800                                           19,800
Nevada Housing Division, Multi-Unit Housing, Horizon,
Ser. A, Rev., FRDO, 3.60%, 3/2/2001                                          3,390                                            3,390
Nevada Housing Division, Multi-Unit Housing, Joshua
Villas, Ser. E, Rev., FRDO, 3.60%, 3/2/2001                                  6,250                                            6,250

                  See Notes to Pro Forma Financial Statements

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
                                                                   Nevada Housing Division, Multi-Unit Housing, Judith
            5,455                                            5,455 Villas, Ser. C, Rev., FRDO, 3.60%, 3/1/2001
                                                                   Nevada Housing Division, Multi-Unit Housing, Ser. A,
            6,750                                            6,750 Rev., FRDO, 3.60%, 3/1/2001
                                                                   Nevada Housing Division, Multi-Unit Housing, Ser. M,
            3,195                                            3,195 Rev., FRDO, 3.60%, 3/5/2001
                                 9,000                       9,000 Nevada, Series 1996 SG-39, VRDN, 3.54%, 3/1/01
                                                                   Nevada State, Municipal Securities Trust Receipts,
            4,400                                            4,400 Ser. SGB-31, GO, FRDO, 3.57%, 3/7/2001
                                                                   Reno, Nevada, Hospital, St Mary's Regional Medical,
            4,350                                            4,350 Ser. B, Rev., FRDO, 3.30%, 3/1/2001

                                                                   TOTAL NEVADA

                                                                   NEW HAMPSHIRE                                            0.61%
                                                                   New Hampshire Housing Finance Authority, Series 1999
                                 4,000                       4,000 A70 TRS,RegisteredD, VRDN, 3.40%, 3/7/01 (FHA)
                                                                   New Hampshire State, Housing Finance Authority,
                                                                   Single Family, FLOATS, Ser. PT-115, Rev., FRDO,
            2,925                                            2,925 3.64%, 3/6/2001
                                                                   New Hampshire State, Housing Finance Authority,
                                                                   Single Family Housing, FLOATS, Ser. PA-744, FRDO,
            4,060                                            4,060 3.67%, 3/6/2001
                                20,100                      20,100 State of New Hampshire CP, 3.25%, 3/8/01

                                                                   TOTAL NEW HAMPSHIRE

                                                                   NEW JERSEY                                               0.80%
                                                                   Hudson County, New Jersey, Ser. A-9, Regulation D,
            2,825                                            2,825 COP, FRDO, 3.10%, 3/7/2001
                                                                   New Jersey State, Sports & Exposition Authority,
           10,405                                           10,405 FLOATS, Ser. PA-649R, Rev., FRDO, 3.32%, 3/2/2001
                                                                   New Jersey State, Sports & Exposition Authority,
            1,500                                            1,500 State Contract, Ser. C, Rev., FRDO, 3.20%, 3/5/2001
            4,000                                            4,000 New Jersey State, TRAN, 3.45%, 4/5/2001
                                                                   New Jersey State, Transportation Corp., FLOATS, COP,
            7,495                                            7,495 Ser. PA-801, Rev., FRDO, 3.40%, 3/1/2001
                                                                   New Jersey Transportation Corp., COP, Series 2000
                                 3,185                       3,185 PA-785, 3.37%, 3/1/01 (AMBAC)
                                                                   New Jersey Turnpike Authority, Series 2000 PA-681,
                                11,465                      11,465 VRDN, 3.40%, 3/1/01 (MBIA)

                                                                   TOTAL NEW JERSEY

                                                                   NEW MEXICO                                               0.73%
            1,085                                            1,085 Albuquerque, New Mexico, Ser. C, GO, 5.20%, 7/1/2001
            5,000                                            5,000 New Mexico State, Rev., TRAN, 5.00%, 6/29/2001
                                                                   New Mexico State, TRAN, Ser. A, Rev., 5.00%,
            8,000                                            8,000 6/29/2001
                                                                   New Mexico, Tax & Rev. Anticipation Notes, 5.00%,
                                23,000                      23,000 6/29/2001

                                                                   TOTAL NEW MEXICO

                                                                   NEW YORK                                                 9.22%

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Nevada Housing Division, Multi-Unit Housing, Judith
Villas, Ser. C, Rev., FRDO, 3.60%, 3/1/2001                                  5,455                                            5,455
Nevada Housing Division, Multi-Unit Housing, Ser. A,
Rev., FRDO, 3.60%, 3/1/2001                                                  6,750                                            6,750
Nevada Housing Division, Multi-Unit Housing, Ser. M,
Rev., FRDO, 3.60%, 3/5/2001                                                  3,195                                            3,195
Nevada, Series 1996 SG-39, VRDN, 3.54%, 3/1/01                                        9,000            9,000                  9,000
Nevada State, Municipal Securities Trust Receipts,
Ser. SGB-31, GO, FRDO, 3.57%, 3/7/2001                                       4,400                                            4,400
Reno, Nevada, Hospital, St Mary's Regional Medical,
Ser. B, Rev., FRDO, 3.30%, 3/1/2001                                          4,350                                            4,350
                                                                 -------------------------------------------------------------------

TOTAL NEVADA                                                                58,650   41,400           41,400                100,050

NEW HAMPSHIRE                                            0.61%
New Hampshire Housing Finance Authority, Series 1999
A70 TRS,RegisteredD, VRDN, 3.40%, 3/7/01 (FHA)                                        4,000            4,000                  4,000
New Hampshire State, Housing Finance Authority,
Single Family, FLOATS, Ser. PT-115, Rev., FRDO,
3.64%, 3/6/2001                                                              2,925                                            2,925
New Hampshire State, Housing Finance Authority,
Single Family Housing, FLOATS, Ser. PA-744, FRDO,
3.67%, 3/6/2001                                                              4,060                                            4,060
State of New Hampshire CP, 3.25%, 3/8/01                                             20,100           20,100                 20,100
                                                                 -------------------------------------------------------------------

TOTAL NEW HAMPSHIRE                                                          6,985   24,100           24,100                 31,085

NEW JERSEY                                               0.80%
Hudson County, New Jersey, Ser. A-9, Regulation D,
COP, FRDO, 3.10%, 3/7/2001                                                   2,825                                            2,825
New Jersey State, Sports & Exposition Authority,
FLOATS, Ser. PA-649R, Rev., FRDO, 3.32%, 3/2/2001                           10,405                                           10,405
New Jersey State, Sports & Exposition Authority,
State Contract, Ser. C, Rev., FRDO, 3.20%, 3/5/2001                          1,500                                            1,500
New Jersey State, TRAN, 3.45%, 4/5/2001                                      4,000                                            4,000
New Jersey State, Transportation Corp., FLOATS, COP,
Ser. PA-801, Rev., FRDO, 3.40%, 3/1/2001                                     7,495                                            7,495
New Jersey Transportation Corp., COP, Series 2000
PA-785, 3.37%, 3/1/01 (AMBAC)                                                         3,185            3,185                  3,185
New Jersey Turnpike Authority, Series 2000 PA-681,
VRDN, 3.40%, 3/1/01 (MBIA)                                                           11,465           11,465                 11,465
                                                                 -------------------------------------------------------------------

TOTAL NEW JERSEY                                                            26,225   14,650           14,650                 40,875

NEW MEXICO                                               0.73%
Albuquerque, New Mexico, Ser. C, GO, 5.20%, 7/1/2001                         1,092                                            1,092
New Mexico State, Rev., TRAN, 5.00%, 6/29/2001                               5,011                                            5,011
New Mexico State, TRAN, Ser. A, Rev., 5.00%, 6/29/2001                       8,022                                            8,022
New Mexico, Tax & Rev. Anticipation Notes, 5.00%,
6/29/2001                                                                            23,047           23,047                 23,047
                                                                 -------------------------------------------------------------------

TOTAL NEW MEXICO                                                            14,125   23,047           23,047                 37,172

NEW YORK                                                 9.22%

                  See Notes to Pro Forma Financial Statements

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
                                                                   Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
            1,090                                            1,090 96C-4901, Class A, FRDO, #, 3.59%, 3/7/2001
                                                                   Fort Plain, New York, Central School District, GO,
            1,305                                            1,305 4.75%, 6/15/2001
                                                                   IBM Tax Exempt Grantor Trust, IBM Project, FLOATS,
            9,320                                            9,320 Weekly Receipt, FRDO, 3.72%, 3/7/2001
                                                                   Jamestown, New York, City School District, GO, 4.9%,
            3,000                                            3,000 6/15/2001
                                                                   Long Island Power Authority, Series 1998-7-B, VRDN,
                                35,000                      35,000 2.95%, 3/7/01 (MBIA)
                                                                   Monroe County, New York, Airport Authority, FLOATS,
            1,520                                            1,520 Ser. PA-585, Rev., FRDO, 3.4%, 3/1/2001
                                                                   Nassau County, New York, Ser. B, GO, RAN, 6.00%,
           16,300                                           16,300 3/20/2001
                                                                   New York City Municipal Water Finance Authority
                                 3,150                       3,150 Rev., Series 1991 C, 7.75%, 6/15/20
                                                                   New York City Municipal Water Finance Authority
                                 2,300                       2,300 Rev., Series 1992-C, 2.95%, 3/1/01 (FGIC)
                                                                   New York City Municipal Water Finance Authority
                                 7,300                       7,300 Rev., Series 1997SGB-27, VRDN, 3.49%, 3/1/01 (FSA)
                                                                   New York City, New York, Trust Cultural Resources,
                                                                   American Museum of National History, Ser. B, Rev.,
            8,900                                            8,900 FRDO, 4.5%, 7/1/2001
                                                                   New York City Transitional Finance Authority Rev.,
                                20,085                      20,085 Series 1998 A-1, 2.90%, 3/7/01
                                                                   New York City Transitional Finance Authority Rev.,
                                                                   Series 1998A-1, (Future Tax Secured), VRDN, 2.90%,
                                10,730                      10,730 3/7/01
                                                                   New York City Transitional Finance Authority Rev.,
                                   2,000                     2,000 Series 1999B2, 3.05%, 3/1/01
                                                                   New York Local Government Assistance Corp., Series
                                  10,000                    10,000 1991 A, 7.00%, 4/1/16 (GO OF CORP)
                                                                   New York Local Government Assistance Corp., Series
                                   1,720                     1,720 1991 B, 7.38%, 4/1/12, (GO OF CORP)
                                                                   New York, Municipal Securities Trust Receipts, Ser.
              9,965                                          9,965 2000-98, Class A, Rev., FRDO, 3.24%, 3/7/2001
                                  64,000                    64,000 New York, Series 2000 A, 3.20%, 2/7/02
                                                                   New York State, Dorm Authority, Columbia University,
             19,300                                         19,300 Ser. A, Rev., FRDO, 3.70%, 3/7/2001
                                                                   New York State Urban Development Corp., Series 2000
                                   5,900                     5,900 SG 150,VRN, 3.37%, 3/1/01 (MBIA-IBC)
                                                                   Onondaga County, New York, IDA, Solid Waste Disposal
                                                                   Facilities, Solvay Paperboard Project, Ser. A, FRDO,
             15,000                                         15,000 4.25%, 12/6/2001
                                                                   Port Authority of New York & New Jersey, 3.67%,
                                  13,090                    13,090 3/6/01
                                                                   Rochester Mayo Clining Promissory Notes, 3.05%,
                                  11,800                    11,800 5/23/01
                                                                   Rome, New York, City School District, GO, 5.38%,
              1,020                                          1,020 6/15/2001
                                                                   Triborough Bridge & Tunnel Authority, Series 2000
                                  46,000                    46,000 N17, Registered, VRDN, 3.10%, 3/7/01
                                                                   Triborough Bridge & Tunnel Authority, Series 2001
                                  59,000                    59,000 A-1,Anticipation Notes, 5.00%, 1/17/02
                                  88,530                    88,530 Tsasc Inc., Series 2000 PA-797, VRDN, 3.67%, 3/1/01

                                                                   TOTAL NEW YORK

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
96C-4901, Class A, FRDO, #, 3.59%, 3/7/2001                                  1,090                                            1,090
Fort Plain, New York, Central School District, GO,
4.75%, 6/15/2001                                                             1,306                                            1,306
IBM Tax Exempt Grantor Trust, IBM Project, FLOATS,
Weekly Receipt, FRDO, 3.72%, 3/7/2001                                        9,320                                            9,320
Jamestown, New York, City School District, GO, 4.9%,
6/15/2001                                                                    3,003                                            3,003
Long Island Power Authority, Series 1998-7-B, VRDN,
2.95%, 3/7/01 (MBIA)                                                                 35,000           35,000                 35,000
Monroe County, New York, Airport Authority, FLOATS,
Ser. PA-585, Rev., FRDO, 3.4%, 3/1/2001                                      1,520                                            1,520
Nassau County, New York, Ser. B, GO, RAN, 6.00%,
3/20/2001                                                                   16,313                                           16,313
New York City Municipal Water Finance Authority Rev.,
Series 1991 C, 7.75%, 6/15/20                                                         3,235            3,235                  3,235
New York City Municipal Water Finance Authority Rev.,
Series 1992-C, 2.95%, 3/1/01 (FGIC)                                                   2,300            2,300                  2,300
New York City Municipal Water Finance Authority Rev.,
Series 1997SGB-27, VRDN, 3.49%, 3/1/01 (FSA)                                          7,300            7,300                  7,300
New York City, New York, Trust Cultural Resources,
American Museum of National History, Ser. B, Rev.,
FRDO, 4.5%, 7/1/2001                                                         8,900                                            8,900
New York City Transitional Finance Authority Rev.,
Series 1998 A-1, 2.90%, 3/7/01                                                       20,085           20,085                 20,085
New York City Transitional Finance Authority Rev.,
Series 1998A-1, (Future Tax Secured), VRDN, 2.90%,
3/7/01                                                                               10,730           10,730                 10,730
New York City Transitional Finance Authority Rev.,
Series 1999B2, 3.05%, 3/1/01                                                          2,000            2,000                  2,000
New York Local Government Assistance Corp., Series
1991 A, 7.00%, 4/1/16 (GO OF CORP)                                                   10,223           10,223                 10,223
New York Local Government Assistance Corp., Series
1991 B, 7.38%, 4/1/12, (GO OF CORP)                                                   1,760            1,760                  1,760
New York, Municipal Securities Trust Receipts, Ser.
2000-98, Class A, Rev., FRDO, 3.24%, 3/7/2001                                9,965                                            9,965
New York, Series 2000 A, 3.20%, 2/7/02                                               64,000           64,000                 64,000
New York State, Dorm Authority, Columbia University,
Ser. A, Rev., FRDO, 3.70%, 3/7/2001                                         19,300                                           19,300
New York State Urban Development Corp., Series 2000
SG 150,VRN, 3.37%, 3/1/01 (MBIA-IBC)                                                                   5,900       5,900      5,900
Onondaga County, New York, IDA, Solid Waste Disposal
Facilities, Solvay Paperboard Project, Ser. A, FRDO,
4.25%, 12/6/2001                                                            15,000                                           15,000
Port Authority of New York & New Jersey, 3.67%, 3/6/01                                                13,090      13,090     13,090
Rochester Mayo Clining Promissory Notes, 3.05%,
5/23/01                                                                                               11,800      11,800     11,800
Rome, New York, City School District, GO, 5.38%,
6/15/2001                                                                    1,023                                            1,023
Triborough Bridge & Tunnel Authority, Series 2000
N17, Registered, VRDN, 3.10%, 3/7/01                                                                  46,000      46,000     46,000
Triborough Bridge & Tunnel Authority, Series 2001
A-1,Anticipation Notes, 5.00%, 1/17/02                                                                59,858      59,858     59,858
Tsasc Inc., Series 2000 PA-797, VRDN, 3.67%, 3/1/01                                                   88,530      88,530     88,530
                                                                 -------------------------------------------------------------------

TOTAL NEW YORK                                                              86,740                   381,812     381,811    468,551

                  See Notes to Pro Forma Financial Statements

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
                                                                   NORTH CAROLINA                                           1.48%
                                                                   Durham, North Carolina, Housing Authority,
                                                                   Multi-Family Housing, FLOATS, Ser. PT-1258, Rev.,
            7,000                                            7,000 FRDO, 3.82%, 3/2/2001
                                                                   Gaston County, North Carolina, Industrial Facilities
                                                                   & Pollution Control Financing Authority, Industrial
                                                                   Development, Quality Metal Project, Rev., FRDO,
            2,000                                            2,000 3.65%, 3/6/2001
                                                                   Guilford County, North Carolina, Industrial
                                                                   Facilities & Pollution Control Financing Authority,
              800                                              800 Neal Manufacturing, Rev., FRDO, 3.65%, 3/5/2001
                                                                   Mecklenburg County, North Carolina, COP, FRDO,
            5,350                                            5,350 3.55%, 3/5/2001
                                                                   Mecklenburg County, North Carolina, Public
            3,300                                            3,300 Improvement, Ser. C, GO, FRDO, 3.10%, 3/7/2001
                                 9,180                       9,180 Mecklenburg County, Series 2000 PA-710, 3.54%, 3/1/01
                                                                   North Carolina Educational Facilities Finance
                                                                   Agency, (BowmanGray School Project), 3.10%, 3/7/01
                                 7,000                       7,000 (LOC:Wachovia Bank)
                                                                   North Carolina Educational Facilities Finance
                                                                   Agency, (ElonCollege),VRDN, 3.10%, 3/7/01 (LOC: Bank
                                 9,995                       9,995 of America N.A.)
                                                                   North Carolina, Medical Care Commission, Catholic
            3,000                                            3,000 Health East, Ser. D, Rev., FRDO, 3.10%, 3/7/2001
                                                                   North Carolina, Medical Care Commission, Lincoln
                                                                   Health Systems Project, Ser. A, Rev., FRDO, 3.55%,
            3,000                                            3,000 3/5/2001
                                 7,500                       7,500 North Carolina State, Series 1997 A, 5.10%, 3/1/01
                                                                   North Carolina State, Series 2000-14, VRDN, 4.30%,
                                17,050                      17,050 3/1/01

                                                                   TOTAL NORTH CAROLINA

                                                                   NORTH DAKOTA                                            0.36%
                                                                   Burleigh County, North Dakota, Health Care, Medical
            2,160                                            2,160 Center One Inc., Rev, 5.00%, 5/1/2001
                                                                   North Dakota State, Housing Finance Agency, Housing
                                                                   Finance Program, Home Mortgage, Ser. D, Rev., 4.45%,
           16,000                                           16,000 8/27/2001

                                                                   TOTAL NORTH DAKOTA

                                                                   OHIO                                                    1.11%
                                                                   American Municipal Power-Ohio Inc., Omega JV2
            1,505                                            1,505 Project, Rev., 4.25%, 1/1/2002
            4,600                                            4,600 Columbus, Ohio, Ser. 1, GO, FRDO, 3.35%, 3/1/2001
                                                                   Ohio Air Quality Development Authority, Series
                                                                   1995A, (CincinnatiGas & Electric), VRDN, 3.10%,
                                20,100                      20,100 3/1/01 (LOC: Barclays BankPlc)
                                                                   Ohio Housing Finance Agency, Residential Mortgage,
            4,900                                            4,900 Ser. C, Rev., FRDO, 4.35%, 9/1/2001
                                                                   Ohio State, Air Quality Development Authority, PCR,
                                                                   Ohio Edison Project, Ser. C, Rev., FRDO, 3.20%,
            1,125                                            1,125 3/1/2001
                                                                   Ohio, Series 1998 C, (Highway Capial Improvement),
                                20,000                      20,000 VRDN, 4.50%, 5/1/01

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
NORTH CAROLINA                                           1.48%
Durham, North Carolina, Housing Authority,
Multi-Family Housing, FLOATS, Ser. PT-1258, Rev.,
FRDO, 3.82%, 3/2/2001                                                        7,000                                            7,000
Gaston County, North Carolina, Industrial Facilities
& Pollution Control Financing Authority, Industrial
Development, Quality Metal Project, Rev., FRDO,
3.65%, 3/6/2001                                                              2,000                                            2,000
Guilford County, North Carolina, Industrial
Facilities & Pollution Control Financing Authority,
Neal Manufacturing, Rev., FRDO, 3.65%, 3/5/2001                                800                                              800
Mecklenburg County, North Carolina, COP, FRDO, 3.55%,
3/5/2001                                                                     5,350                                            5,350
Mecklenburg County, North Carolina, Public
Improvement, Ser. C, GO, FRDO, 3.10%, 3/7/2001                               3,300                                            3,300
Mecklenburg County, Series 2000 PA-710, 3.54%, 3/1/01                                 9,180            9,180                  9,180
North Carolina Educational Facilities Finance Agency,
(BowmanGray School Project), 3.10%, 3/7/01
(LOC:Wachovia Bank)                                                                   7,000            7,000                  7,000
North Carolina Educational Facilities Finance Agency,
(ElonCollege),VRDN, 3.10%, 3/7/01 (LOC: Bank of
America N.A.)                                                                         9,995            9,995                  9,995
North Carolina, Medical Care Commission, Catholic
Health East, Ser. D, Rev., FRDO, 3.10%, 3/7/2001                             3,000                                            3,000
North Carolina, Medical Care Commission, Lincoln
Health Systems Project, Ser. A, Rev., FRDO, 3.55%,
3/5/2001                                                                     3,000                                            3,000
North Carolina State, Series 1997 A, 5.10%, 3/1/01                                    7,500            7,500                  7,500
North Carolina State, Series 2000-14, VRDN, 4.30%,
3/1/01                                                                               17,050           17,050                 17,050
                                                                 -------------------------------------------------------------------

TOTAL NORTH CAROLINA                                                        24,450   50,725           50,725                 75,175

NORTH DAKOTA                                             0.36%
Burleigh County, North Dakota, Health Care, Medical
Center One Inc., Rev, 5.00%, 5/1/2001                                        2,162                                            2,162
North Dakota State, Housing Finance Agency, Housing
Finance Program, Home Mortgage, Ser. D, Rev., 4.45%,
8/27/2001                                                                   16,000                                           16,000
                                                                 -------------------------------------------------------------------

TOTAL NORTH DAKOTA                                                          18,162        0                -                 18,162

OHIO                                                     1.11%
American Municipal Power-Ohio Inc., Omega JV2
Project, Rev., 4.25%, 1/1/2002                                               1,518                                            1,518
Columbus, Ohio, Ser. 1, GO, FRDO, 3.35%, 3/1/2001                            4,600                                            4,600
Ohio Air Quality Development Authority, Series 1995A,
(CincinnatiGas & Electric), VRDN, 3.10%, 3/1/01 (LOC:
Barclays BankPlc)                                                                    20,100           20,100                 20,100
Ohio Housing Finance Agency, Residential Mortgage,
Ser. C, Rev., FRDO, 4.35%, 9/1/2001                                          4,900                                            4,900
Ohio State, Air Quality Development Authority, PCR,
Ohio Edison Project, Ser. C, Rev., FRDO, 3.20%,
3/1/2001                                                                     1,125                                            1,125
Ohio, Series 1998 C, (Highway Capial Improvement),
VRDN, 4.50%, 5/1/01                                                                  20,009           20,009                 20,009

                  See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
-------------------------------------------------------------------------
                                                            PRO FORMA
                    JPMORGAN TAX EXEMPT                     COMBINED
JPMORGAN TAX FREE     MONEY MARKET         PRO FORMA    JPMORGAN TAX FREE
MONEY MARKET FUND     PORTFOLIO           ADJUSTMENTS   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                  MUNICIPALS                                              99.90%
                                                                  ---------------------------------------------------------------
           2,800                                          2,800   Ohio State, Water Development Authority, PCR, Ohio
                                                                  Edison Co. Project, Ser. B, Rev., FRDO, 3.20%,
                                                                  3/1/2001
                                                          1,330   Ohio State, Water Development Authority, Pollution
                                                                  Control Facilities, Water Control Loan Fund, State
           1,330                                                  Match, Rev., 5.50%, 6/1/2001

                                                                  TOTAL OHIO

                                                                  OKLAHOMA                                                0.45%
                                                          6,000   Norman, Oklahoma, Regional Hospital Authority, Rev.
           6,000                                                  ^, 6.90%, 9/1/2001
                                                          6,000   Oklahoma State, Water Resource Board, State Loan
           6,000                                                  Program, Rev., FRDO, 4.30%, 9/4/2001
                                                          4,000   Oklahoma State, Water Resource Board, State Loan
           4,000                                                  Program, Rev., FRDO, 4.30%, 9/4/2001
                                                          6,500   Tulsa, Oklahoma, IDA, Justin Industries Project,
           6,500                                                  Rev., FRDO, 3.85%, 3/1/2001

                                                                  TOTAL OKLAHOMA

                                                                  OREGON                                                  0.78%
                                                         10,000   Multnomah County, Series 2000 R-17, VRDN, 3.57%,
                           10,000                                 3/1/01
                                                          8,200   Oregon State, Housing & Community Services
                                                                  Department, Convent Retirement, Ser. A, Rev., FRDO,
           8,200                                                  3.60%, 3/6/2001
                                                          5,240   Oregon State, Housing & Community Services
                                                                  Department, Single Family Mortgage Program, Ser. C,
           5,240                                                  Rev., 4.25%, 9/27/2001
                                                          3,665   Oregon State, Housing & Community Services
                                                                  Department, Single Family Mortgages, Ser. J, Rev.,
           3,665                                                  4.35%, 3/1/2001
                                                          5,000   Oregon State, Ser. A-18, Regulation D, FRDO, 3.35%,
           5,000                                                  3/7/2001
                                                          3,250   Oregon State, Veterans Welfare, Ser. 80-B, Rev.,
           3,250                                                  4.35%, 10/1/2001
                                                          3,470   Port Portland, Oregon, Airport, Ser. 7-A, Rev., ^,
           3,470                                                  6.75%, 7/1/2001
                                                            800   Port Portland, Oregon, PCR, Reynold Metals, Rev.,
             800                                                  FRDO, 3.10%, 3/1/2001

                                                                  TOTAL OREGON

                                                                  PENNSYLVANIA                                            1.93%
                                                          4,000   Allegheny County, Pennsylvania, Ser. C-51, GO,
           4,000                                                  4.25%, 5/1/2001
                                                          3,900   Butler County, Pennsylvania, Hospital Authority,
                                                                  North Hills Passavant Hospital, Ser. A, Rev., ^,
           3,900                                                  7.00%, 6/1/2001
                                                            100   Delaware Valley, Pennsylvania, Regional Finance
                                                                  Authority, Local Government, Rev., FRDO, 3.10%,
             100                                                  3/7/2001
                                                         15,800   Delaware Valley Regional Financial Authority, Series
                           15,800                                 1985 C,VRDN, 3.10%, 3/7/01 (LOC: CS First Boston)
                                                         14,400   Delaware Valley Regional Financial Authority, Series
                           14,400                                 1985 D,VRDN, 3.10%, 3/7/01 (LOC: CS First Boston)
                                                          5,900   Eagle Tax Exempt Trust, Weekly Option Mode, Class A,
           5,900                                                  FRDO, #, 3.57%, 3/1/2001
                                                          2,000   Harrisburg, Pennsylvania, Water Authority, Municipal
           2,000                                                  Securities Trust Receipts, Ser. SGA-80, Rev., FRDO,
                                                                  3.24%, 3/7/2001
                            3,000                         3,000   Intermountain Power Agency CP, 4.10%, 4/6/01

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Ohio State, Water Development Authority, PCR, Ohio                          2,800                                             2,800
Edison Co. Project, Ser. B, Rev., FRDO, 3.20%,
3/1/2001

Ohio State, Water Development Authority, Pollution
Control Facilities, Water Control Loan Fund, State
Match, Rev., 5.50%, 6/1/2001                                                1,333                                             1,333
                                                                     --------------------------------------------------------------
TOTAL OHIO                                                                 16,276     40,109            40,109               56,385

OKLAHOMA                                                 0.45%
Norman, Oklahoma, Regional Hospital Authority, Rev.
^, 6.90%, 9/1/2001                                                          6,153                                             6,153
Oklahoma State, Water Resource Board, State Loan
Program, Rev., FRDO, 4.30%, 9/4/2001                                        6,000                                             6,000
Oklahoma State, Water Resource Board, State Loan
Program, Rev., FRDO, 4.30%, 9/4/2001                                        4,000                                             4,000
Tulsa, Oklahoma, IDA, Justin Industries Project,
Rev., FRDO, 3.85%, 3/1/2001                                                 6,500                                             6,500
                                                                     ---------------------------------------------------------------
TOTAL OKLAHOMA                                                             22,653          0                 -               22,653

OREGON                                                   0.78%
Multnomah County, Series 2000 R-17, VRDN, 3.57%,
3/1/01                                                                                10,000            10,000               10,000
Oregon State, Housing & Community Services
Department, Convent Retirement, Ser. A, Rev., FRDO,
3.60%, 3/6/2001                                                             8,200                                             8,200
Oregon State, Housing & Community Services
Department, Single Family Mortgage Program, Ser. C,
Rev., 4.25%, 9/27/2001                                                      5,240                                             5,240
Oregon State, Housing & Community Services
Department, Single Family Mortgages, Ser. J, Rev.,
4.35%, 3/1/2001                                                             3,665                                             3,665
Oregon State, Ser. A-18, Regulation D, FRDO, 3.35%,
3/7/2001                                                                    5,000                                             5,000
Oregon State, Veterans Welfare, Ser. 80-B, Rev.,
4.35%, 10/1/2001                                                            3,250                                             3,250
Port Portland, Oregon, Airport, Ser. 7-A, Rev., ^,
6.75%, 7/1/2001                                                             3,528                                             3,528
Port Portland, Oregon, PCR, Reynold Metals, Rev.,
FRDO, 3.10%, 3/1/2001                                                         800                                               800
                                                                     ---------------------------------------------------------------
TOTAL OREGON                                                               29,683     10,000            10,000               39,683

PENNSYLVANIA                                             1.93%
Allegheny County, Pennsylvania, Ser. C-51, GO, 4.25%,
5/1/2001                                                                    4,000                                             4,000
Butler County, Pennsylvania, Hospital Authority,
North Hills Passavant Hospital, Ser. A, Rev., ^,
7.00%, 6/1/2001                                                             3,999                                             3,999
Delaware Valley, Pennsylvania, Regional Finance
Authority, Local Government, Rev., FRDO, 3.10%,
3/7/2001                                                                      100                                               100
Delaware Valley Regional Financial Authority, Series
1985 C,VRDN, 3.10%, 3/7/01 (LOC: CS First Boston)                                     15,800            15,800               15,800
Delaware Valley Regional Financial Authority, Series
1985 D,VRDN, 3.10%, 3/7/01 (LOC: CS First Boston)                                     14,400            14,400               14,400
Eagle Tax Exempt Trust, Weekly Option Mode, Class A,
FRDO, #, 3.57%, 3/1/2001                                                    5,900                                             5,900
Harrisburg, Pennsylvania, Water Authority, Municipal
Securities Trust Receipts, Ser. SGA-80, Rev., FRDO,
3.24%, 3/7/2001                                                             2,000                                             2,000
Intermountain Power Agency CP, 4.10%, 4/6/01                                           3,000             3,000                3,000

                  See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
-------------------------------------------------------------------------
                                                            PRO FORMA
                    JPMORGAN TAX EXEMPT                     COMBINED
JPMORGAN TAX FREE     MONEY MARKET         PRO FORMA    JPMORGAN TAX FREE
MONEY MARKET FUND     PORTFOLIO           ADJUSTMENTS   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                  MUNICIPALS                                              99.90%
                                                                  ---------------------------------------------------------------
                           7,190                          7,190   Pennsylvania Intergovernmental Cooperative
                                                                  Authority, Series 1995SG-16, VRDN, 3.47%, 3/1/01
                                                         11,500   Pennsylvania State, Higher Education Assistance
                                                                  Agency, Student Loan, Ser. E, Rev. FRDO, 3.25%,
          11,500                                                  3/5/2001
                                                          4,230   Philadelphia, Pennsylvania, Authority for Industrial
                                                                  Development, Airport, FLOATS, Ser. PT-417, Rev.,
           4,230                                                  4.55%, 6/14/2001
                                                          3,000   Philadelphia, Pennsylvania, Municipal Authority,
           3,000                                                  Ser. N-14, Regulation D, Rev., FRDO, 3.20%, 3/7/2001
                                                          5,000   Philadelphia, Pennsylvania, Ser. A, Rev., TRAN,
           5,000                                                  5.00%, 6/29/2001
                           6,000                          6,000   Pittsburgh, Series 1996 SG-71, VRDN, 3.47%, 3/1/01
                                                          3,795   Quakertown, Pennsylvania, General Authority, Pooled
                                                                  Financing Program, Ser. A, Rev., FRDO, 3.20%,
           3,795                                                  3/1/2001
                                                          1,600   South Fork, Pennsylvania, Hospital Authority,
                                                                  Conemaugh Health Systems, Ser. A, Rev., FRDO, 3.15%,
           1,600                                                  3/1/2001
                                                            500   Southeastern Pennsylvania, Transportation Authority,
             500                                                  Special Ser. SG-28, 3.47%, 3/2/2001
                                                          6,235   Southeastern Transportation Authority, Series 1995
                           6,235                                  SG-28, 3.47%, 3/1/01 (FGIC)

                                                                  TOTAL PENNSYLVANIA

                                                                  RHODE ISLAND                                            1.25%
                                                         15,650   Rhode Island, Convention Center Authority, Ser. A.
          15,650                                                  Rev. ^, 6.70%, 5/15/2001
                                                          4,995   Rhode Island Refunding Bond Authority, State Public
           4,995                                                  Projects, FLOATS, Ser. PT-419, Rev., 4.50%, 6/14/2001
                                                         10,900   Rhode Island, Series 1999 B, (Conservation Capital
                          10,900                                  DevelopmentLoan), VRDN, 3.10%, 3/7/01
                                                         31,365   Rhode Island State & Providence Plantations, Series
                                                                  2000 A,(Conservation Capital Development Loan),
                          31,365                                  VRDN, 3.10%, 3/7/01

                                                                  TOTAL RHODE ISLAND

                                                                  SOUTH CAROLINA                                          4.04%
                                                          2,500   Berkeley County, (Bayer Corp. Project), VRN, 3.15%,
                           2,500                                  3/1/01
                                                          3,000   Cherokee County, South Carolina, IR, Oshkosh Truck
           3,000                                                  Project, Rev., FRDO, 3.35%, 3/7/2001
                                                          2,150   Florence County, South Carolina, Solid Waste
                                                                  Disposal & Wastewater Treatment, Roche Carolina
           2,150                                                  Inc., Rev., FRDO, 3.35%, 3/1/2001
                                                          3,500   Kershaw County, South Carolina, IDR, New South Inc.
           3,500                                                  Project, Rev., FRDO, 3.60%, 3/7/2001
                                                         31,900   Piedmont Municipal Power Agency Electric Rev.,
                          31,900                                  Series 1997 B,VRDN, 3.15%, 3/7/01 (MBIA)
                                                          3,500   South Carolina, Jobs Economic Development Authority,
                                                                  Catholic Diocese, South Carolina Project, Rev.,
           3,500                                                  FRDO, 3.60%, 3/1/2001
                                                          3,000   South Carolina, Jobs Economic Development Authority,
                                                                  Concept Packaging Group Project, Rev., FRDO, 3.70%,
           3,000                                                  3/2/2001
                                                         62,000   South Carolina Jobs Economic Development Authority
                          62,000                                  Rev.,Series 1999 PT-328, VRDN, 3.77%, 3/1/01

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Pennsylvania Intergovernmental Cooperative Authority,                                7,190             7,190                7,190
Series 1995SG-16, VRDN, 3.47%, 3/1/01
Pennsylvania State, Higher Education Assistance
Agency, Student Loan, Ser. E, Rev. FRDO, 3.25%,
3/5/2001                                                                  11,500                                           11,500
Philadelphia, Pennsylvania, Authority for Industrial
Development, Airport, FLOATS, Ser. PT-417, Rev.,
4.55%, 6/14/2001                                                           4,230                                            4,230
Philadelphia, Pennsylvania, Municipal Authority, Ser.
N-14, Regulation D, Rev., FRDO, 3.20%, 3/7/2001                            3,000                                            3,000
Philadelphia, Pennsylvania, Ser. A, Rev., TRAN,
5.00%, 6/29/2001                                                           5,010                                            5,010
Pittsburgh, Series 1996 SG-71, VRDN, 3.47%, 3/1/01                                   6,000             6,000                6,000
Quakertown, Pennsylvania, General Authority, Pooled
Financing Program, Ser. A, Rev., FRDO, 3.20%, 3/1/2001                     3,795                                            3,795
South Fork, Pennsylvania, Hospital Authority,
Conemaugh Health Systems, Ser. A, Rev., FRDO, 3.15%,
3/1/2001                                                                   1,600                                            1,600
Southeastern Pennsylvania, Transportation Authority,
Special Ser. SG-28, 3.47%, 3/2/2001                                          500                                              500
Southeastern Transportation Authority, Series 1995
SG-28, 3.47%, 3/1/01 (FGIC)                                                          6,235             6,235                6,235
                                                                 -----------------------------------------------------------------
TOTAL PENNSYLVANIA                                                        45,634    52,625            52,625               98,259

RHODE ISLAND                                             1.25%
Rhode Island, Convention Center Authority, Ser. A.
Rev. ^, 6.70%, 5/15/2001                                                  16,040                                           16,040
Rhode Island Refunding Bond Authority, State Public
Projects, FLOATS, Ser. PT-419, Rev., 4.50%, 6/14/2001                      4,995                                            4,995
Rhode Island, Series 1999 B, (Conservation Capital
DevelopmentLoan), VRDN, 3.10%, 3/7/01                                               10,900            10,900               10,900
Rhode Island State & Providence Plantations, Series
2000 A,(Conservation Capital Development Loan), VRDN,
3.10%, 3/7/01                                                                       31,365            31,365               31,365
                                                                 -----------------------------------------------------------------
TOTAL RHODE ISLAND                                                        21,035    42,265            42,265               63,300

SOUTH CAROLINA                                           4.04%
Berkeley County, (Bayer Corp. Project), VRN, 3.15%,
3/1/01                                                                               2,500             2,500                2,500
Cherokee County, South Carolina, IR, Oshkosh Truck
Project, Rev., FRDO, 3.35%, 3/7/2001                                       3,000                                            3,000
Florence County, South Carolina, Solid Waste Disposal
& Wastewater Treatment, Roche Carolina Inc., Rev.,
FRDO, 3.35%, 3/1/2001                                                      2,150                                            2,150
Kershaw County, South Carolina, IDR, New South Inc.
Project, Rev., FRDO, 3.60%, 3/7/2001                                       3,500                                            3,500
Piedmont Municipal Power Agency Electric Rev., Series
1997 B,VRDN, 3.15%, 3/7/01 (MBIA)                                                   31,900            31,900               31,900
South Carolina, Jobs Economic Development Authority,
Catholic Diocese, South Carolina Project, Rev., FRDO,
3.60%, 3/1/2001                                                            3,500                                            3,500
South Carolina, Jobs Economic Development Authority,
Concept Packaging Group Project, Rev., FRDO, 3.70%,
3/2/2001                                                                   3,000                                            3,000
South Carolina Jobs Economic Development Authority
Rev.,Series 1999 PT-328, VRDN, 3.77%, 3/1/01                                        62,000            62,000               62,000

                  See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
-------------------------------------------------------------------------
                                                            PRO FORMA
                    JPMORGAN TAX EXEMPT                     COMBINED
JPMORGAN TAX FREE     MONEY MARKET         PRO FORMA    JPMORGAN TAX FREE
MONEY MARKET FUND     PORTFOLIO           ADJUSTMENTS   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                  MUNICIPALS                                              99.90%
                                                                  ---------------------------------------------------------------
                         1,000                            1,000   South Carolina Jobs Economic Development Authority
                                                                  Rev.,Series 2000 PT-338, VRDN, 3.77%, 3/1/01
                                                          4,750   South Carolina, Jobs Economic Development Authority,
           4,750                                                  Walley Proteins Inc. Project, FRDO, 3.65%, 3/1/2001
                                                          9,300   South Carolina, Series 2000-7, VRDN, 3.57%, 3/1/01
                         9,300                                    (State Aid Withholding)
                                                          5,210   South Carolina State, Housing, Finance &
                                                                  Development, Rental Housing, Oak Ridge/McGuire,
           5,210                                                  FRDO, 3.50%, 3/7/2001
                                                          3,045   South Carolina State, Housing, Finance &
                                                                  Development, Rental Housing, Waverly Place project,
           3,045                                                  Rev., FRDO, 3.50%, 3/1/2001
                                                          2,000   South Carolina State, Public Service Authority,
                                                                  Municipal Trust Receipts, Ser. SG-32, Rev., FRDO, ^,
           2,000                                                  3.54%, 3/1/2001
                                                         17,900   South Carolina State Public Service Authority Rev.,
                        17,900                                    Series 1991B, 7.10%, 7/1/21
                                                         15,600   South Carolina State Public Service Authority
                        15,600                                    Rev.,FLOATER-TRS, 3.30%, 3/7/01 (FGIC)
                                                         23,100   South Carolina Transportation Infrastructure Bank,
                                                                  Floating Rate Trust Receipts, Ser. L-10, Regulation
          23,100                                                  D, Rev., FRDO, 3.30%, 3/7/2001
                                                         11,000   South Carolina Transportation Infrastructure Bank,
                                                                  Municipal Trust Receipts, Ser. SGA-116, Rev., FRDO,
          11,000                                                  3.20%, 3/1/2001

                                                                  TOTAL SOUTH CAROLINA

                                                                  SOUTH DAKOTA                                            0.54%
                                                          4,710   South Dakota Economic Development Finance Authority,
                                                                  Hastings Filters Inc. Project, Rev., FRDO, 3.55%,
           4,710                                                  3/5/2001
                                                         12,855   South Dakota Housing Development Authority, FLOATS,
          12,855                                                  Ser. PT-73, Rev., FRDO, 4.42%, 3/2/2001
                                                          5,400   South Dakota, Housing Development Authority, Ser. D,
           5,400                                                  Class A, FRDO, 3.62%, 3/7/2001
                                                          4,500   South Dakota, Housing Development Authority, Ser.
           4,500                                                  N-1, Regulation D, Rev., FRDO, 3.35%, 3/7/2001

                                                                  TOTAL SOUTH DAKOTA

                                                                  TENNESSEE                                               1.83%
                                                          3,100   Bradley County Industrial Development Board
                                                                  Industrial Rev.,Series 1993 C (Olin Corp. Project),
                         3,100                                    VRDN, 3.10%, 3/1/01 (LOC:Wachovia Bank)
                                                            800   Clarksville, Tennessee, Public Building Authority,
                                                                  Pooled Financing, Tennessee Municipal Bond Fund,
             800                                                  Rev., FRDO, 3.55%, 3/5/2001
                                                          3,000   Jackson, Tennessee, IDBR, Solid Waste Disposal,
           3,000                                                  Steel Corp. Project, FRDO, 3.65%, 3/7/2001
                                                          1,700   Knoxville, Tennessee, Utilities Board, Sub-Gas
           1,700                                                  Systems, Rev., FRDO, 3.15%, 3/1/2001
                                                          5,995   Metropolitan Government Nashville & Davidson
                                                                  Counties, Tennessee, FLOATS, Ser. PT-394, Rev.,
           5,995                                                  FRDO, 4.45%, 3/7/2001
                                                          2,700   Metropolitan Government of Nashville & Davidson
                                                                  Counties, Tennessee, Industrial Development Board,
                                                                  Country Music Hall of Fame, Rev., FRDO, 3.40%,
           2,700                                                  3/6/2001

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
South Carolina Jobs Economic Development Authority                                     1,000           1,000                1,000
Rev.,Series 2000 PT-338, VRDN, 3.77%, 3/1/01
South Carolina, Jobs Economic Development Authority,
Walley Proteins Inc. Project, FRDO, 3.65%, 3/1/2001                         4,750                                           4,750
South Carolina, Series 2000-7, VRDN, 3.57%, 3/1/01
(State Aid Withholding)                                                                9,300           9,300                9,300
South Carolina State, Housing, Finance & Development,
Rental Housing, Oak Ridge/McGuire, FRDO, 3.50%,
3/7/2001                                                                    5,210                                           5,210
South Carolina State, Housing, Finance & Development,
Rental Housing, Waverly Place project, Rev., FRDO,
3.50%, 3/1/2001                                                             3,045                                           3,045
South Carolina State, Public Service Authority,
Municipal Trust Receipts, Ser. SG-32, Rev., FRDO, ^,
3.54%, 3/1/2001                                                             2,006                                           2,006
South Carolina State Public Service Authority Rev.,
Series 1991B, 7.10%, 7/1/21                                                           18,417          18,417               18,417
South Carolina State Public Service Authority
Rev.,FLOATER-TRS, 3.30%, 3/7/01 (FGIC)                                                15,600          15,600               15,600
South Carolina Transportation Infrastructure Bank,
Floating Rate Trust Receipts, Ser. L-10, Regulation
D, Rev., FRDO, 3.30%, 3/7/2001                                             23,100                                          23,100
South Carolina Transportation Infrastructure Bank,
Municipal Trust Receipts, Ser. SGA-116, Rev., FRDO,
3.20%, 3/1/2001                                                            11,000                                          11,000
                                                                    --------------------------------------------------------------
TOTAL SOUTH CAROLINA                                                       64,261    140,717         140,717              204,978

SOUTH DAKOTA                                             0.54%
South Dakota Economic Development Finance Authority,
Hastings Filters Inc. Project, Rev., FRDO, 3.55%,
3/5/2001                                                                    4,710                                           4,710
South Dakota Housing Development Authority, FLOATS,
Ser. PT-73, Rev., FRDO, 4.42%, 3/2/2001                                    12,855                                          12,855
South Dakota, Housing Development Authority, Ser. D,
Class A, FRDO, 3.62%, 3/7/2001                                              5,400                                           5,400
South Dakota, Housing Development Authority, Ser.
N-1, Regulation D, Rev., FRDO, 3.35%, 3/7/2001                              4,500                                           4,500
                                                                    --------------------------------------------------------------
TOTAL SOUTH DAKOTA                                                         27,465          0               -               27,465

TENNESSEE                                                1.83%
Bradley County Industrial Development Board
Industrial Rev.,Series 1993 C (Olin Corp. Project),
VRDN, 3.10%, 3/1/01 (LOC:Wachovia Bank)                                                3,100           3,100                3,100
Clarksville, Tennessee, Public Building Authority,
Pooled Financing, Tennessee Municipal Bond Fund,
Rev., FRDO, 3.55%, 3/5/2001                                                   800                                             800
Jackson, Tennessee, IDBR, Solid Waste Disposal, Steel
Corp. Project, FRDO, 3.65%, 3/7/2001                                        3,000                                           3,000
Knoxville, Tennessee, Utilities Board, Sub-Gas
Systems, Rev., FRDO, 3.15%, 3/1/2001                                        1,700                                           1,700
Metropolitan Government Nashville & Davidson
Counties, Tennessee, FLOATS, Ser. PT-394, Rev., FRDO,
4.45%, 3/7/2001                                                             5,995                                           5,995
Metropolitan Government of Nashville & Davidson
Counties, Tennessee, Industrial Development Board,
Country Music Hall of Fame, Rev., FRDO, 3.40%,
3/6/2001                                                                    2,700                                           2,700

                  See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
-------------------------------------------------------------------------
                                                            PRO FORMA
                    JPMORGAN TAX EXEMPT                     COMBINED
JPMORGAN TAX FREE     MONEY MARKET         PRO FORMA    JPMORGAN TAX FREE
MONEY MARKET FUND     PORTFOLIO           ADJUSTMENTS   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                  MUNICIPALS                                              99.90%
                                                                  ---------------------------------------------------------------
           1,000                                          1,000   Metropolitan Government of Nashville & Davidson
                                                                  Counties, Tennessee, Water & Sewer, Rev., ^, 6.00%,
                                                                  1/1/2002
                                                          5,810   Metropolitan Government Nashville & Davidson County
                         5,810                                    Tn, 4.00%, 11/15/2001
                                                          2,000   Metropolitan Nashville Airport Authority Special
                                                                  Facilities Rev.,(AmericanAirlines Project) , Series
                         2,000                                    1995-B, 3.05%, 3/1/01 (LOC:BayerischeLandesbank)
                                                          5,980   Nashville & Davidson County, Tennessee, Metropolitan
                                                                  Government Water and Sewer, Ser. L-23, Regulation D,
           5,980                                                  FRDO, 3.30%, 3/6/2001
                                                          1,500   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. II-A-1,
           1,500                                                  Rev., FRDO, 3.45%, 3/6/2001
                                                          2,500   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. II-A-2,
           2,500                                                  Rev., FRDO, 3.45%, 3/6/2001
                                                          4,000   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. II-D-2,
           4,000                                                  Rev., FRDO, 3.45%, 3/1/2001
                                                          1,160   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. II-D-3,
           1,160                                                  Rev., FRDO, 3.45%, 3/1/2001
                                                          6,800   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. III-C-5,
           6,800                                                  Rev., FRDO, 3.45%, 3/6/2001
                                                          1,600   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. III-D-3,
           1,600                                                  Rev., FRDO, 3.45%, 3/5/2001
                                                          5,000   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. III-E-2,
           5,000                                                  Rev., FRDO, 3.45%, 3/5/2001
                                                          2,500   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. III-E-3,
           2,500                                                  Rev., FRDO, 3.45%, 3/5/2001
                                                          5,500   Sevier County, Tennessee, Public Building Authority,
                                                                  Local Government Public Improvement, Ser. III-G-2,
           5,500                                                  Rev., FRDO, 3.45%, 3/7/2001
                                                          5,465   Shelby County, Tennessee, Health, Educational &
                                                                  Housing Facilities Board, Educational Facilities,
           5,465                                                  Rhodes College, Rev., FRDO, 3.40%, 3/5/2001
                                                          7,295   Smyrna, Tennessee, Housing Association Inc.,
                                                                  Multi-Family Housing, Ser. Q, Class A, Rev., FRDO,
           7,295                                                  3.57%, 3/1/2001
                                                            700   South Pittsburgh, Tennessee, Industrial Development
                                                                  Board, Lodge Manufacturing Co. Project, Rev., FRDO,
             700                                                  3.60%, 3/7/2001
                                                          3,635   Tennessee Housing Development Agency, FLOATS, Ser.
           3,635                                                  PA-726R, Rev., FRDO, 3.62%, 3/6/2001
                                                         13,250   Tennessee, Housing Development Agency, FLOATS, Ser.
          13,250                                                  PT-279, Rev., FRDO, 4.30%, 4/5/2001

                                                                  TOTAL TENNESSEE

                                                                  TEXAS                                                   13.24%
                                                          5,000   Alamo, Texas, Independent School District, Pharr-San
                                                                  Juan, Municipal Securities Trust Receipts, Ser.
           5,000                                                  SGA-101, GO, FRDO, 3.24%, 3/1/2001
                                                          2,000   Austin, Texas, Independent School District, GO,
           2,000                                                  5.20%, 8/1/2001

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Metropolitan Government of Nashville & Davidson                            1,041                                            1,041
Counties, Tennessee, Water & Sewer, Rev., ^, 6.00%,
1/1/2002

Metropolitan Government Nashville & Davidson County

Tn, 4.00%, 11/15/2001                                                                5,858             5,858                5,858
Metropolitan Nashville Airport Authority Special
Facilities Rev.,(AmericanAirlines Project) , Series
1995-B, 3.05%, 3/1/01 (LOC:BayerischeLandesbank)                                     2,000             2,000                2,000
Nashville & Davidson County, Tennessee, Metropolitan
Government Water and Sewer, Ser. L-23, Regulation D,
FRDO, 3.30%, 3/6/2001                                                      5,980                                            5,980
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. II-A-1,
Rev., FRDO, 3.45%, 3/6/2001                                                1,500                                            1,500
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. II-A-2,
Rev., FRDO, 3.45%, 3/6/2001                                                2,500                                            2,500
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. II-D-2,
Rev., FRDO, 3.45%, 3/1/2001                                                4,000                                            4,000
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. II-D-3,
Rev., FRDO, 3.45%, 3/1/2001                                                1,160                                            1,160
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. III-C-5,
Rev., FRDO, 3.45%, 3/6/2001                                                6,800                                            6,800
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. III-D-3,
Rev., FRDO, 3.45%, 3/5/2001                                                1,600                                            1,600
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. III-E-2,
Rev., FRDO, 3.45%, 3/5/2001                                                5,000                                            5,000
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. III-E-3,
Rev., FRDO, 3.45%, 3/5/2001                                                2,500                                            2,500
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement, Ser. III-G-2,
Rev., FRDO, 3.45%, 3/7/2001                                                5,500                                            5,500
Shelby County, Tennessee, Health, Educational &
Housing Facilities Board, Educational Facilities,
Rhodes College, Rev., FRDO, 3.40%, 3/5/2001                                5,465                                            5,465
Smyrna, Tennessee, Housing Association Inc.,
Multi-Family Housing, Ser. Q, Class A, Rev., FRDO,
3.57%, 3/1/2001                                                            7,296                                            7,296
South Pittsburgh, Tennessee, Industrial Development
Board, Lodge Manufacturing Co. Project, Rev., FRDO,
3.60%, 3/7/2001                                                              700                                              700
Tennessee Housing Development Agency, FLOATS, Ser.
PA-726R, Rev., FRDO, 3.62%, 3/6/2001                                       3,635                                            3,635
Tennessee, Housing Development Agency, FLOATS, Ser.
PT-279, Rev., FRDO, 4.30%, 4/5/2001                                       13,250                                           13,250
                                                                    --------------------------------------------------------------
TOTAL TENNESSEE                                                           82,122    10,958            10,958               93,080

TEXAS                                                    13.24%
Alamo, Texas, Independent School District, Pharr-San
Juan, Municipal Securities Trust Receipts, Ser.
SGA-101, GO, FRDO, 3.24%, 3/1/2001                                         5,000                                            5,000
Austin, Texas, Independent School District, GO,
5.20%, 8/1/2001                                                            2,006                                            2,006

                  See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
-------------------------------------------------------------------------
                                                            PRO FORMA
                    JPMORGAN TAX EXEMPT                     COMBINED
JPMORGAN TAX FREE     MONEY MARKET         PRO FORMA    JPMORGAN TAX FREE
MONEY MARKET FUND     PORTFOLIO           ADJUSTMENTS   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                  MUNICIPALS                                              99.90%
                                                                  ---------------------------------------------------------------
                           6,350                         6,350   Austin Utility System Rev., Series 2000-216, VRDN,
                                                                 3.67%, 3/1/01 (FSA)
                                                         1,000   Brazos River Authority, Texas, PCR, TXU Electric
           1,000                                                 Co., Ser. C, Rev., FRDO, 3.25%, 3/7/2001
                                                        30,000   Brownsville Utility System Rev., Series 2001 B,
                          30,000                                 3.15%, 3/7/01
                                                         9,200   Carroll, Texas, Independent School District, GO,
           9,200                                                 FRDO, 3.50%, 3/1/2001
                                                         5,000   Dallas Fort Worth, Texas, International Airport
                                                                 Facilities Improvement Corp., Flight Safety Project,
           5,000                                                 Rev., FRDO, 3.60%, 3/2/2001
                                                         1,955   Dallas Fort Worth, Texas, Regional Airport,
                                                                 Municipal Securities Trust Receipts, Ser. SGA-49,
           1,955                                                 Rev., FRDO, 3.20%, 3/1/2001
                           4,500                         4,500   Dallas Waterworks & Sewer, 4.15%, 3/8/01
                                                         3,910   Eagle Tax Exempt Trust, Weekly Option Mode, 3.57%,
           3,910                                                 3/5/2001
                                                         2,420   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
           2,420                                                 3C-7, Class A, FRDO, #, 3.57%, 3/5/2001
                                                         1,200   Grapevine, Texas, Industrial Development Corp.,
                                                                 Multiple Mode, American Airlines, Ser. A-4, Rev.,
           1,200                                                 FRDO, 3.10%, 3/1/2001
                                                         5,000   Greater East Texas, Higher Education, Ser. B, Rev.,
           5,000                                                 FRDO, 3.45%, 2/1/2002
                                                        10,000   Greater Texas, Student Loan Corp., Student Loan,
          10,000                                                 Ser. A, Rev., 3.45%, 2/1/2002
                                                         3,000   Guadalupe Blanco River Authority, Texas, IDC, IDR,
                                                                 The BOC Group Inc. Project, Rev., FRDO, 3.50%,
           3,000                                                 3/6/2001
                                                        15,900   Gulf Coast Waste Disposal Authority, 3.10%, 3/1/01
                          15,900                                 (Amoco Oil Co.) VRDN
                                                         4,300   Gulf Coast Waste Disposal Authority, Amoco Oil Co.
           4,300                                                 Project, Rev., FRDO, 3.30%, 3/1/2001
                                                         5,000   Harlandale, Texas, Independent School District,
                                                                 Municipal Securities Trust Receipts, Ser. SGA-100,
           5,000                                                 GO, FRDO, 3.24%, 3/2/2001
           5,200                                         5,200   Harris County, Texas, GO, 3.30%, 6/7/2001
           7,500                                         7,500   Harris County, Texas, GO, 3.35%, 6/6/2001
                                                         1,100   Harris County, Texas, IDC, Shell Oil Co. Project,
           1,100                                                 FRDO, 3.10%, 3/1/2001
                                                         7,600   Hays, Texas, Memorial Health Facilities Development
                                                                 Corp., Central Texas Medical Center Project, Ser. A,
           7,600                                                 Rev., 3.60%, 3/5/2001
                                                        17,500   Houston Airport System Rev., Series 2000 SG 149,
                          17,500                                 VRDN, 3.54%, 3/1/01 (FSA)
                           3,000                         3,000   Houston, Series 2000 728R, VRDN, 3.54%, 3/1/01
                                                         3,000   Houston, Texas, Independent School District, Ser. A,
           3,000                                                 GO, 5.40%, 6/1/2001
                          20,000                        20,000   Houston Water & Sewer System Rev. CP, 4.40%, 5/10/01
                                                        28,600   Houston Water & Sewer System Rev., Series 1997 SG
                          28,600                                 120, 3.54%, 3/1/01
                                                         3,900   Katy, Texas, Independent School District, Ser, A,
           3,900                                                 GO, FRDO, 3.50%, 3/7/2001
                                                         6,010   Kerrville, Texas, Independent School District,
           6,010                                                 FLOATS, Ser. PA-698, GO, FRDO, 3.54%, 3/1/2001
                                                         1,300   Lone Star, Texas, Apartment Improvement Authority,
           1,300                                                 Multiple Mode, Ser. B-1, Rev., FRDO, 3.20%, 3/1/2001
                                                         4,200   Longview, Texas, Industrial Corp., Collins
           4,200                                                 Industries Inc. Project, Rev., FRDO, 3.70%, 3/1/2001

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Austin Utility System Rev., Series 2000-216, VRDN,                                    6,350            6,350               6,350
3.67%, 3/1/01 (FSA)
Brazos River Authority, Texas, PCR, TXU Electric Co.,
Ser. C, Rev., FRDO, 3.25%, 3/7/2001                                         1,000                                          1,000
Brownsville Utility System Rev., Series 2001 B,
3.15%, 3/7/01                                                                        30,000           30,000              30,000
Carroll, Texas, Independent School District, GO,
FRDO, 3.50%, 3/1/2001                                                       9,200                                          9,200
Dallas Fort Worth, Texas, International Airport
Facilities Improvement Corp., Flight Safety Project,
Rev., FRDO, 3.60%, 3/2/2001                                                 5,000                                          5,000
Dallas Fort Worth, Texas, Regional Airport, Municipal
Securities Trust Receipts, Ser. SGA-49, Rev., FRDO,
3.20%, 3/1/2001                                                             1,955                                          1,955
Dallas Waterworks & Sewer, 4.15%, 3/8/01                                              4,500            4,500               4,500
Eagle Tax Exempt Trust, Weekly Option Mode, 3.57%,
3/5/2001                                                                    3,910                                          3,910
Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
3C-7, Class A, FRDO, #, 3.57%, 3/5/2001                                     2,420                                          2,420
Grapevine, Texas, Industrial Development Corp.,
Multiple Mode, American Airlines, Ser. A-4, Rev.,
FRDO, 3.10%, 3/1/2001                                                       1,200                                          1,200
Greater East Texas, Higher Education, Ser. B, Rev.,
FRDO, 3.45%, 2/1/2002                                                       5,000                                          5,000
Greater Texas, Student Loan Corp., Student Loan, Ser.
A, Rev., 3.45%, 2/1/2002                                                   10,000                                         10,000
Guadalupe Blanco River Authority, Texas, IDC, IDR,
The BOC Group Inc. Project, Rev., FRDO, 3.50%,
3/6/2001                                                                    3,000                                          3,000
Gulf Coast Waste Disposal Authority, 3.10%, 3/1/01
(Amoco Oil Co.) VRDN                                                                 15,900           15,900              15,900
Gulf Coast Waste Disposal Authority, Amoco Oil Co.
Project, Rev., FRDO, 3.30%, 3/1/2001                                        4,300                                          4,300
Harlandale, Texas, Independent School District,
Municipal Securities Trust Receipts, Ser. SGA-100,
GO, FRDO, 3.24%, 3/2/2001                                                   5,000                                          5,000
Harris County, Texas, GO, 3.30%, 6/7/2001                                   5,200                                          5,200
Harris County, Texas, GO, 3.35%, 6/6/2001                                   7,500                                          7,500
Harris County, Texas, IDC, Shell Oil Co. Project,
FRDO, 3.10%, 3/1/2001                                                       1,100                                          1,100
Hays, Texas, Memorial Health Facilities Development
Corp., Central Texas Medical Center Project, Ser. A,
Rev., 3.60%, 3/5/2001                                                       7,600                                          7,600
Houston Airport System Rev., Series 2000 SG 149,
VRDN, 3.54%, 3/1/01 (FSA)                                                            17,500           17,500              17,500
Houston, Series 2000 728R, VRDN, 3.54%, 3/1/01                                        3,000            3,000               3,000
Houston, Texas, Independent School District, Ser. A,
GO, 5.40%, 6/1/2001                                                         3,014                                          3,014
Houston Water & Sewer System Rev. CP, 4.40%, 5/10/01                                 20,000           20,000              20,000
Houston Water & Sewer System Rev., Series 1997 SG
120, 3.54%, 3/1/01                                                                   28,600           28,600              28,600
Katy, Texas, Independent School District, Ser, A, GO,
FRDO, 3.50%, 3/7/2001                                                       3,900                                          3,900
Kerrville, Texas, Independent School District,
FLOATS, Ser. PA-698, GO, FRDO, 3.54%, 3/1/2001                              6,010                                          6,010
Lone Star, Texas, Apartment Improvement Authority,
Multiple Mode, Ser. B-1, Rev., FRDO, 3.20%, 3/1/2001                        1,300                                          1,300
Longview, Texas, Industrial Corp., Collins Industries
Inc. Project, Rev., FRDO, 3.70%, 3/1/2001                                   4,200                                          4,200

                  See Notes to Pro Forma Financial Statements

                              PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                        PRO FORMA
                   JPMORGAN TAX EXEMPT                  COMBINED
JPMORGAN TAX FREE    MONEY MARKET        PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND     PORTFOLIO         ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
            5,290                                        5,290     Mission, Texas, Independent School District,
                                                                   Municipal Securities Trust Receipts, Ser. SGA-105,
                                                                   GO, FRDO, 3.24%, 3/2/2001
                                                        17,050     New Caney Independent School District, Series 2000
                                17,050                             SG-142,VRDN, 3.54%, 3/1/01 (PSF)
                                                         5,000     North Central, Texas, Health Facilities Development
            5,000                                                  Corp., Methodist Hospitals, 3.40%, 4/2/2001
                                                         2,500     North Central, Texas, Health Facilities Development
                                                                   Corp., Methodist Hospitals, Dallas, Ser. B, Rev.,
            2,500                                                  FRDO, 3.15%, 3/1/2001
                                                        25,000     North Central, Texas, Health Facilities Development
                                                                   Corp., Methodist Hospitals, Rev., FRDO, 4.20%,
           25,000                                                  3/6/2001
                                                         3,700     North Texas, Higher Education Authority, Student
            3,700                                                  Loan, Ser. A, Rev., FRDO, 3.25%, 3/1/2001
                                                         1,400     North Texas, Higher Education Authority, Student
            1,400                                                  Loan, Ser. F, Rev., FRDO, 3.25%, 3/6/2001
                                                         8,000     North Texas, Higher Education Authority, Student
            8,000                                                  Loan, Ser. B, Rev., FRDO, 3.25%, 3/7/2001
                                                         1,000     Port Corpus Christi Authority, Texas, Nueces County,
                                                                   Solid Waste Disposal, Koch Refining Co. Project,
            1,000                                                  FRDO, 3.15%, 3/5/2001
                                                         4,700     Richardson, Texas, Independent School District, Ser.
            4,700                                                  A, GO, FRDO, 3.50%, 3/1/2001
                                                         7,190     San Angelo, Texas, Independent School District, GO,
            7,190                                                  FRDO, 3.50%, 3/1/2001
                                 3,000                   3,000     San Antonio, 6.38%, 2/1/02
                                                        19,920     San Antonio, Texas, Electric & Gas, Municipal
                                                                   Securities Trust Receipts, Ser. SGA-48, Rev., FRDO,
           19,920                                                  3.240%, 3/2/2001
                                                         5,000     San Antonio, Texas, Water Revenue, Municipal
                                                                   Securities Trust Receipts, Ser. SGA-42, Rev., FRDO,
            5,000                                                  3.240%, 3/5/2001
                                                         6,000     Spring Independent School District, Series 2000
                                 6,000                             PA-714, VRDN, 3.54%, 3/1/01 (PSF)
                                                         8,430     Tarrant County, Texas, Housing Finance Corp,
                                                                   Multi-Family Housing, Remington Project, Rev., FRDO,
            8,430                                                  3.15%, 3/5/2001
                                                        10,470     Texas Board of Water Development, Municipal
                                                                   Securities Trust Receipts, Ser. SGA-104, Rev., FRDO,
           10,470                                                  3.24%, 3/6/2001
                                 4,200                   4,200     Texas, Series 2000-290, VRDN, 3.57%, 3/1/01
           11,000                                       11,000     Texas State, 3.35%, 5/9/2001
                                                         1,100     Texas State, Department of Housing & Community
                                                                   Affairs, Multi-Family Housing, Timber Point
            1,100                                                  Apartments, Ser. A-1, Rev., FRDO, 3.25%, 3/5/2001
                                                         5,565     Texas State, Department of Housing & Community
                                                                   Affairs, Residential Mortgage, FLOATS, Ser. PA-743R,
            5,565                                                  Rev., FRDO, 3.64%, 3/1/2001
                                                         4,910     Texas State, FLOATS, Ser. PT-1991, Rev., FRDO,
            4,910                                                  3.59%, 3/7/2001
           12,900                                       12,900     Texas State, Rev., TRAN, 5.25%, 8/31/2001
                                                         3,000     Texas State, Turnpike Authority, Dallas North
                                                                   Thruway, Floating Rate Receipts, Ser. SG-70, Rev.,
            3,000                                                  FRDO, 3.54%, 3/7/2001
                                                         4,300     Texas State, Veteran's Housing Assistance, Ser. A-1,
            4,300                                                  GO, FRDO, 3.35%, 3/6/2001
                               128,875                 128,875     Texas, Tax & Rev. Anticipation Notes, 5.25%, 8/31/01
                                                        17,535     Texas Turnpike Authority, Series 2000 N-2-TRS,
                                17,535                             Registered D,VRDN, 3.30%, 3/7/01

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
-------------------------------------------------------------------
Mission, Texas, Independent School District,                                      5,290                                        5,290
Municipal Securities Trust Receipts, Ser. SGA-105,
GO, FRDO, 3.24%, 3/2/2001
New Caney Independent School District, Series 2000
SG-142,VRDN, 3.54%, 3/1/01 (PSF)                                                                  17,050            17,050    17,050
North Central, Texas, Health Facilities Development
Corp., Methodist Hospitals, 3.40%, 4/2/2001                                       5,000                                        5,000
North Central, Texas, Health Facilities Development
Corp., Methodist Hospitals, Dallas, Ser. B, Rev.,
FRDO, 3.15%, 3/1/2001                                                             2,500                                        2,500
North Central, Texas, Health Facilities Development
Corp., Methodist Hospitals, Rev., FRDO, 4.20%,
3/6/2001                                                                         25,000                                       25,000
North Texas, Higher Education Authority, Student
Loan, Ser. A, Rev., FRDO, 3.25%, 3/1/2001                                         3,700                                        3,700
North Texas, Higher Education Authority, Student
Loan, Ser. F, Rev., FRDO, 3.25%, 3/6/2001                                         1,400                                        1,400
North Texas, Higher Education Authority, Student
Loan, Ser. B, Rev., FRDO, 3.25%, 3/7/2001                                         8,000                                        8,000
Port Corpus Christi Authority, Texas, Nueces County,
Solid Waste Disposal, Koch Refining Co. Project,
FRDO, 3.15%, 3/5/2001                                                             1,000                                        1,000
Richardson, Texas, Independent School District, Ser.
A, GO, FRDO, 3.50%, 3/1/2001                                                      4,700                                        4,700
San Angelo, Texas, Independent School District, GO,
FRDO, 3.50%, 3/1/2001                                                             7,190                                        7,190
San Antonio, 6.38%, 2/1/02                                                                         3,087             3,087     3,087
San Antonio, Texas, Electric & Gas, Municipal
Securities Trust Receipts, Ser. SGA-48, Rev., FRDO,
3.240%, 3/2/2001                                                                 19,920                                       19,920
San Antonio, Texas, Water Revenue, Municipal
Securities Trust Receipts, Ser. SGA-42, Rev., FRDO,
3.240%, 3/5/2001                                                                  5,000                                        5,000
Spring Independent School District, Series 2000
PA-714, VRDN, 3.54%, 3/1/01 (PSF)                                                                  6,000             6,000     6,000
Tarrant County, Texas, Housing Finance Corp,
Multi-Family Housing, Remington Project, Rev., FRDO,
3.15%, 3/5/2001                                                                   8,430                                        8,430
Texas Board of Water Development, Municipal
Securities Trust Receipts, Ser. SGA-104, Rev., FRDO,
3.24%, 3/6/2001                                                                  10,470                                       10,470
Texas, Series 2000-290, VRDN, 3.57%, 3/1/01                                                        4,200             4,200     4,200
Texas State, 3.35%, 5/9/2001                                                     11,000                                       11,000
Texas State, Department of Housing & Community
Affairs, Multi-Family Housing, Timber Point
Apartments, Ser. A-1, Rev., FRDO, 3.25%, 3/5/2001                                 1,100                                        1,100
Texas State, Department of Housing & Community
Affairs, Residential Mortgage, FLOATS, Ser. PA-743R,
Rev., FRDO, 3.64%, 3/1/2001                                                       5,565                                        5,565
Texas State, FLOATS, Ser. PT-1991, Rev., FRDO, 3.59%,
3/7/2001                                                                          4,910                                        4,910
Texas State, Rev., TRAN, 5.25%, 8/31/2001                                        12,961                                       12,961
Texas State, Turnpike Authority, Dallas North
Thruway, Floating Rate Receipts, Ser. SG-70, Rev.,
FRDO, 3.54%, 3/7/2001                                                             3,000                                        3,000
Texas State, Veteran's Housing Assistance, Ser. A-1,
GO, FRDO, 3.35%, 3/6/2001                                                         4,300                                        4,300
Texas, Tax & Rev. Anticipation Notes, 5.25%, 8/31/01                                             129,686           129,686   129,686
Texas Turnpike Authority, Series 2000 N-2-TRS,
Registered D,VRDN, 3.30%, 3/7/01                                                                  17,535            17,535    17,535

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
                                 2,955                   2,955     Texas Water Development Board, Series 2001 PA-746,
                                                                   VRN, 3.54%, 3/1/01
                                                         5,000     Tyler, Texas, Waterworks & Sewer, Municipal
                                                                   Securities Trust Receipts, Ser. SGA-112, Rev., FRDO,
            5,000                                                  3.20%, 3/1/2001
                                                        14,290     University of Texas, Municipal Securities Trust
           14,290                                                  Receipts, Ser. SGA-78, Rev., FRDO, 3.24%, 3/6/2001
                                47,500                  47,500     University Permanent Fund CP, 3.20%, 4/11/01
                                50,000                  50,000     University Permanent Fund CP, 3.20%, 4/4/01

                                                                   Total Texas

                                                                   UTAH                                                    1.42%
                                                         5,000     Intermountain Power Agency of Utah, Power Supply,
            5,000                                                  Ser. 1985, Rev., 3.40%, 4/2/2001
                                                         6,550     Salt Lake City Airport Rev., Series 1999 A10-TRS,
                                 6,550                             RegisteredD, VRDN, 3.30%, 3/7/01 (FGIC)
                                                         1,565     Utah Housing Finance Agency, Series 2000 1, (Single
                                 1,565                             FamilyMortgage),VRDN, 3.20%, 3/7/01
                                41,500                  41,500     Utah, Series 1999 C, VRDN, 3.35%, 3/1/01
                                                         7,500     Utah State, Housing Finance Agency, Single Family
            7,500                                                  Mortgage, Ser. D-1, Rev., FRDO, 3.30%, 3/5/2001
                                                         5,000     Utah State, Housing Finance Agency, Single Family
            5,000                                                  Mortgage, Ser. E-1, Rev., FRDO, 3.30%, 3/6/2001
                                                         5,000     Utah State, Housing Finance Agency, Single Family
                                                                   Mortgage, Ser. F-2, Class I, Rev., FRDO, 3.30%,
            5,000                                                  3/5/2001

                                                                   TOTAL UTAH

                                                                   VERMONT                                                 0.10%
                                                         5,300     Vermont Student Assistance Corporation Student Loan
                                 5,300                             Rev.,VRDN, 4.25%, 3/1/01 (LOC: State Street B&T Co.)

                                                                   VIRGINIA                                                0.97%
                                                         2,000     Harrisonburg, Virginia, Redevelopment & Housing
                                                                   Authority, Multi-Family Housing, Misty Ridge
            2,000                                                  Project, Ser. A, Rev., FRDO, 3.58%, 3/5/2001
                                                         6,170     King George County, Virginia, IDA, Exempt
                                                                   Facilities, Birchwood Power Partners, Ser. B, Rev.,
            6,170                                                  FRDO, 3.35%, 3/1/2001
                                                         3,225     Petersburg, Virginia, Hospital Authority, Hospital
                                                                   Facilities, Southside Regional, Rev., FRDO, 3.25%,
            3,225                                                  3/1/2001
                                                        23,590     Virginia Commonwealth Transportation Board
                                                                   TransportationRev., Series 2000 SG-137, VRDN, 3.54%,
                                23,590                             3/1/01
                                                        11,385     Virginia State, Public School Authority, FLOATS,
           11,385                                                  Ser. PT-431, Rev. FRDO, 3.47%, 3/6/2001
                                                         3,000     Virginia Transportation Board Transportation
                                                                   Contract Rev., Series1999 A6, Registered D Shares,
                                 3,000                             3.35%, 3/7/01

                                                                   TOTAL VIRGINIA

                                                                   WASHINGTON                                              4.43%
                                                        12,150     Eagle Tax Exempt Trust, Weekly Option Mode, Ser. A,
           12,150                                                  FRDO, 3.57%, 3/1/2001
                                                        15,830     King County, Washington, FLOATS, Ser. PT-385, Rev.,
           15,830                                                  FRDO, 3.33%, 3/2/2001

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Texas Water Development Board, Series 2001 PA-746,                                                 2,955             2,955     2,955
VRN, 3.54%, 3/1/01
Tyler, Texas, Waterworks & Sewer, Municipal
Securities Trust Receipts, Ser. SGA-112, Rev., FRDO,
3.20%, 3/1/2001                                                                   5,000                                        5,000
University of Texas, Municipal Securities Trust
Receipts, Ser. SGA-78, Rev., FRDO, 3.24%, 3/6/2001                               14,290                                       14,290
University Permanent Fund CP, 3.20%, 4/11/01                                                      47,500            47,500    47,500
University Permanent Fund CP, 3.20%, 4/4/01                                                       50,000            50,000    50,000
                                                                     ---------------------------------------------------------------

Total Texas                                                                     268,541          403,863           403,863    72,404

UTAH                                                     1.42%
Intermountain Power Agency of Utah, Power Supply,
Ser. 1985, Rev., 3.40%, 4/2/2001                                                  5,000                                        5,000
Salt Lake City Airport Rev., Series 1999 A10-TRS,
RegisteredD, VRDN, 3.30%, 3/7/01 (FGIC)                                                            6,550             6,550     6,550
Utah Housing Finance Agency, Series 2000 1, (Single
FamilyMortgage),VRDN, 3.20%, 3/7/01                                                                1,565             1,565     1,565
Utah, Series 1999 C, VRDN, 3.35%, 3/1/01                                                          41,500            41,500    41,500
Utah State, Housing Finance Agency, Single Family
Mortgage, Ser. D-1, Rev., FRDO, 3.30%, 3/5/2001                                   7,500                                        7,500
Utah State, Housing Finance Agency, Single Family
Mortgage, Ser. E-1, Rev., FRDO, 3.30%, 3/6/2001                                   5,000                                        5,000
Utah State, Housing Finance Agency, Single Family
Mortgage, Ser. F-2, Class I, Rev., FRDO, 3.30%,
3/5/2001                                                                          5,000                                        5,000
                                                                 -------------------------------------------------------------------

TOTAL UTAH                                                                       22,500           49,615            49,615    72,115

VERMONT                                                  0.10%
Vermont Student Assistance Corporation Student Loan
Rev.,VRDN, 4.25%, 3/1/01 (LOC: State Street B&T Co.)                                               5,300             5,300     5,300
                                                                 -------------------------------------------------------------------

VIRGINIA                                                 0.97%
Harrisonburg, Virginia, Redevelopment & Housing
Authority, Multi-Family Housing, Misty Ridge Project,
Ser. A, Rev., FRDO, 3.58%, 3/5/2001                                               2,000                                        2,000
King George County, Virginia, IDA, Exempt Facilities,
Birchwood Power Partners, Ser. B, Rev., FRDO, 3.35%,
3/1/2001                                                                          6,170                                        6,170
Petersburg, Virginia, Hospital Authority, Hospital
Facilities, Southside Regional, Rev., FRDO, 3.25%,
3/1/2001                                                                          3,225                                        3,225
Virginia Commonwealth Transportation Board
TransportationRev., Series 2000 SG-137, VRDN, 3.54%,
3/1/01                                                                                            23,590            23,590    23,590
Virginia State, Public School Authority, FLOATS, Ser.
PT-431, Rev. FRDO, 3.47%, 3/6/2001                                               11,385                                       11,385
Virginia Transportation Board Transportation Contract
Rev., Series1999 A6, Registered D Shares, 3.35%,
3/7/01                                                                                             3,000             3,000     3,000
                                                                 -------------------------------------------------------------------

Total Virginia                                                                   22,780           26,590            26,590    49,370

WASHINGTON                                               4.43%
Eagle Tax Exempt Trust, Weekly Option Mode, Ser. A,
FRDO, 3.57%, 3/1/2001                                                            12,150                                       12,150
King County, Washington, FLOATS, Ser. PT-385, Rev.,
FRDO, 3.33%, 3/2/2001                                                            15,830                                       15,830

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
              950                                          950     King County, Washington, Housing Authority, Auburn
                                                                   Court Apartments Project, Rev., FRDO, 3.65%, 3/7/2001
                                                         2,290     King County, Washington, School District No. 414,
            2,290                                                  Lake Washington, GO, 5.00%, 12/1/2001
                                                         1,500     Lewis County Public Utility District No. 1, (Cowlitz
                                 1,500                             Falls HydroProject), 7.00%, 10/1/22
                                                         5,000     Port Anacortes, Washington, IR, Texaco Project,
            5,000                                                  Rev., FRDO, 3.40%, 3/1/2001
                                                        32,140     Port of Seattle Rev., Series 1999 A (Sub Lien),
                                32,140                             VRDN, 3.20%, 3/7/01 (LOC: Commerzbank A.G.)
                                                         2,000     Port Townsend, Washington, Industrial Development,
                                                                   Port Townsend Paper Corp., Ser. A,  Rev., FRDO,
            2,000                                                  3.65%, 3/5/2001
                                                         1,050     Redmond, Washington, Public Corp., Industrial
                                                                   Revenue, Integrated Circuits Project, Rev., FRDO,
            1,050                                                  3.50%, 3/1/2001
                                                        19,885     Seattle Drain & Wastewater Utility Rev., Series 2000
                                19,885                             SG-135,VRDN, 3.54%, 3/1/01 (MBIA)
                                                         6,915     Seattle Municipality of Metropolitan Seattle, Series
                                 6,915                             2000 PA-731R,VRDN, 3.54%, 3/1/01 (AMBAC)
                                                         1,275     Seattle, Washington, Housing Authority, Low Income
                                                                   Housing Assistance, Bayview Manor Project, Ser. B,
            1,275                                                  Rev., FRDO, 3.50%, 3/7/2001
                                                         8,955     Seattle, Washington, Municipal Light & Power,
                                                                   Municipal Securities Trust Receipts, Ser. SGA-96,
            8,955                                                  Rev., FRDO, 3.20%, 3/1/2001
                                                         1,000     Seattle, Washington, Port Authority, Ser. B, Rev.,
            1,000                                                  6.10%, 11/1/2001
                                                         9,900     Seattle Water System Rev., VRDN, 3.15%, 3/7/01
                                 9,900                             (LOC:Bayerische Landesbank)
                                                         8,200     Snohomish County, Washington, Public Utilities
                                                                   District No. 001, Municipal Securities Trust
            8,200                                                  Receipts, Ser. SGA-124, Rev., FRDO, 3.20%, 3/1/2001
           14,500                                       14,500     Tacoma, Washington, Rev., 3.30%, 5/23/2001
                                                         5,000     Washington Public Power Supply System, Series 1991
                                 5,000                             A, 6.88%, 7/1/17
                                                         1,705     Washington State, Housing Finance Commission, Single
            1,705                                                  Family Program, Ser. 2-A-S, Rev., 4.40%, 4/1/2001
                                                         2,900     Washington State, Housing Finance Commission,
                                                                   Spokane Community College Foundation, Ser. A, Rev.,
            2,900                                                  FRDO, 3.55%, 3/2/2001
                                                         4,000     Washington State, Public Power Supply System,
                                                                   Nuclear Project No. 1, Ser. A, Rev., ^, 6.88%,
            4,000                                                  7/1/2001
                                                         6,860     Washington State, Public Power Supply Systems,
            6,860                                                  Nuclear Project No. 1, Ser. C, Rev., 7.63%, 7/1/2001
                                                        17,235     Washington State Public Power Supply System Project
                                                                   No. 2 Electric Rev., Series 1998 2A-1, VRDN, 3.05%,
                                17,235                             3/7/01 (MBIA)
                                                         4,090     Washington State Public Power Supply System Project
                                                                   No. 3 Nuclear Rev., Series 2000 PA-717, 3.54%,
                                 4,090                             3/1/01
                                 7,000                   7,000     Washington, Series 1995 SG-37, VRDN, 3.54%, 3/1/01
                                28,700                  28,700     Washington, Series 1996 A-VR, VRDN, 3.05%, 3/7/01
            1,200                                        1,200     Washington State, Ser. R-96-B, GO, 5.50%, 7/1/2001

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
-------------------------------------------------------------------
King County, Washington, Housing Authority, Auburn                                  950                                         950
Court Apartments Project, Rev., FRDO, 3.65%, 3/7/2001
King County, Washington, School District No. 414,
Lake Washington, GO, 5.00%, 12/1/2001                                             2,300                                       2,300
Lewis County Public Utility District No. 1, (Cowlitz
Falls HydroProject), 7.00%, 10/1/22                                                                1,552             1,552    1,552
Port Anacortes, Washington, IR, Texaco Project, Rev.,
FRDO, 3.40%, 3/1/2001                                                             5,000                                       5,000
Port of Seattle Rev., Series 1999 A (Sub Lien), VRDN,
3.20%, 3/7/01 (LOC: Commerzbank A.G.)                                                             32,140            32,140   32,140
Port Townsend, Washington, Industrial Development,
Port Townsend Paper Corp., Ser. A,  Rev., FRDO,
3.65%, 3/5/2001                                                                   2,000                                       2,000
Redmond, Washington, Public Corp., Industrial
Revenue, Integrated Circuits Project, Rev., FRDO,
3.50%, 3/1/2001                                                                   1,050                                       1,050
Seattle Drain & Wastewater Utility Rev., Series 2000
SG-135,VRDN, 3.54%, 3/1/01 (MBIA)                                                                 19,885            19,885   19,885
Seattle Municipality of Metropolitan Seattle, Series
2000 PA-731R,VRDN, 3.54%, 3/1/01 (AMBAC)                                                           6,915             6,915    6,915
Seattle, Washington, Housing Authority, Low Income
Housing Assistance, Bayview Manor Project, Ser. B,
Rev., FRDO, 3.50%, 3/7/2001                                                       1,275                                       1,275
Seattle, Washington, Municipal Light & Power,
Municipal Securities Trust Receipts, Ser. SGA-96,
Rev., FRDO, 3.20%, 3/1/2001                                                       8,956                                       8,956
Seattle, Washington, Port Authority, Ser. B, Rev.,
6.10%, 11/1/2001                                                                  1,018                                       1,018
Seattle Water System Rev., VRDN, 3.15%, 3/7/01
(LOC:Bayerische Landesbank)                                                                        9,900             9,900    9,900
Snohomish County, Washington, Public Utilities
District No. 001, Municipal Securities Trust
Receipts, Ser. SGA-124, Rev., FRDO, 3.20%, 3/1/2001                               8,200                                       8,200
Tacoma, Washington, Rev., 3.30%, 5/23/2001                                       14,500                                      14,500
Washington Public Power Supply System, Series 1991 A,
6.88%, 7/1/17                                                                                      5,141             5,141    5,141
Washington State, Housing Finance Commission, Single
Family Program, Ser. 2-A-S, Rev., 4.40%, 4/1/2001                                 1,705                                       1,705
Washington State, Housing Finance Commission, Spokane
Community College Foundation, Ser. A, Rev., FRDO,
3.55%, 3/2/2001                                                                   2,900                                       2,900
Washington State, Public Power Supply System, Nuclear
Project No. 1, Ser. A, Rev., ^, 6.88%, 7/1/2001                                   4,107                                       4,107
Washington State, Public Power Supply Systems,
Nuclear Project No. 1, Ser. C, Rev., 7.63%, 7/1/2001                              6,942                                       6,942
Washington State Public Power Supply System Project
No. 2 Electric Rev., Series 1998 2A-1, VRDN, 3.05%,
3/7/01 (MBIA)                                                                                     17,235            17,235   17,235
Washington State Public Power Supply System Project
No. 3 Nuclear Rev., Series 2000 PA-717, 3.54%, 3/1/01                                              4,090             4,090    4,090
Washington, Series 1995 SG-37, VRDN, 3.54%, 3/1/01                                                 7,000             7,000    7,000
Washington, Series 1996 A-VR, VRDN, 3.05%, 3/7/01                                                 28,700            28,700   28,700
Washington State, Ser. R-96-B, GO, 5.50%, 7/1/2001                                1,209                                       1,209

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                        PRO FORMA
                   JPMORGAN TAX EXEMPT                  COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
            2,220                                        2,220     Washington State, Ser. R-98-B, GO, 4.00%, 7/1/2001

                                                                   Total Washington

                                                                   WEST VIRGINIA                                           0.29%
                                                         6,700     Marshall County Rev., (Bayer Corp. Project), VRDN,
                                 6,700                             3.15%, 3/1/01
                                                         2,000     West Virginia School Building Authority, Capital
            2,000                                                  Improvement, Ser. A, Rev., ^, 6.75%, 7/1/2001
                                                         5,765     West Virginia State, Building Commission, FLOATS,
            5,765                                                  Ser. PA-520, Rev., FRDO, 3.62%, 3/1/2001

                                                                   Total West Virginia

                                                                   WISCONSIN                                               1.17%
                                                         5,520     Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
            5,520                                                  94-4904, FRDO, #, 3.59%, 3/5/2001
                                                         1,150     Milwaukee County, Wisconsin, Ser. A, GO, 4.50%,
            1,150                                                  10/1/2001
                                                        14,455     Municipal Securities Trust Certificates, Ser.
           14,455                                                  1999-70, Class A, Rev., FRDO, 3.24%, 3/6/2001
                                                         2,500     University of Wisconsin, Hospital & Clinics
            2,500                                                  Authority, Rev., FRDO, 3.20%, 3/1/2001
                                                         5,830     Wisconsin Clean Water Rev., Series 2000 PA-718,
                                 5,830                             VRDN, 3.54%, 3/1/01
                                 7,020                   7,020     Wisconsin CP, 4.35%, 3/6/01
                                                         3,250     Wisconsin Housing & Economic Development Authority,
                                                                   Home Ownership, Floating Rate Trust Receipts, Ser.
            3,250                                                  18, Rev., FRDO, 3.40%, 3/7/2001
                                                         7,220     Wisconsin Public Power Inc. System, Power Supply
                                                                   System, Municipal Securities Trust Receipts, Ser.
            7,220                                                  SGA-2, Rev., FRDO, 3.24%, 3/5/2001
                                                         5,000     Wisconsin State, Clean Water, Ser. 1, Rev., ^,
            5,000                                                  6.75%, 6/1/2001
                                                         7,200     Wisconsin State, Health & Education Facilities
            7,200                                                  Authority, Ser. 1998-A, Rev., 3.70%, 3/7/2001

                                                                   Total Wisconsin

                                                                   WYOMING                                                 1.27%
                                                        11,570     Gillette Pollution Control Rev., VRDN, 3.30%, 3/7/01
                                11,570                             (LOC:Commerzbank A.G.)
                                                         2,000     Lincoln County, Wyoming, PCR, Exxon Project, Ser. B,
            2,000                                                  Rev., FRDO, 3.10%, 3/1/2001
                                                        32,000     Sweetwater County Pollution Control Rev., Series
                                                                   1990 A,(Pacificorp), VRDN, 3.05%, 3/7/01 (LOC:
                                32,000                             Commerzbank A.G.)
                                                           200     Uinta County, Wyoming, PCR, Chevron U.S.A. Inc.
              200                                                  Project, Rev., FRDO, 3.05%, 3/1/2001
                                                           200     Uinta County, Wyoming, PCR, Chevron U.S.A. Inc.
              200                                                  Project, Rev., FRDO, 3.05%, 3/1/2001
                                                        14,700     Wyoming Community Development Authority, Housing,
           14,700                                                  FLOATS, Ser. PT-195, Rev., FRDO, 4.45%, 3/5/2001
                                                         3,600     Wyoming Community Development Authority, Housing,
            3,600                                                  Ser. 2, Rev., 3.75%, 6/1/2001

                                                                   Total Wyoming

                                                                   OTHER                                                   3.64%
                                                        31,495     ABN Amro Munitops Certificate Trust, Series 1999-6,
                                31,495                             VRDN, 3.26%, 3/7/01 (PSF)

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                              99.90%
---------------------------------------------------------------
Washington State, Ser. R-98-B, GO, 4.00%, 7/1/2001                                2,225                                        2,225
                                                                 -------------------------------------------------------------------

Total Washington                                                                 92,317          132,557           132,558    24,875

WEST VIRGINIA                                            0.29%
Marshall County Rev., (Bayer Corp. Project), VRDN,
3.15%, 3/1/01                                                                                      6,700             6,700     6,700
West Virginia School Building Authority, Capital
Improvement, Ser. A, Rev., ^, 6.75%, 7/1/2001                                     2,061                                        2,061
West Virginia State, Building Commission, FLOATS,
Ser. PA-520, Rev., FRDO, 3.62%, 3/1/2001                                          5,765                                        5,765
                                                                 -------------------------------------------------------------------

Total West Virginia                                                               7,826            6,700             6,700    14,526

WISCONSIN                                                1.17%
Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
94-4904, FRDO, #, 3.59%, 3/5/2001                                                 5,520                                        5,520
Milwaukee County, Wisconsin, Ser. A, GO, 4.50%,
10/1/2001                                                                         1,151                                        1,151
Municipal Securities Trust Certificates, Ser.
1999-70, Class A, Rev., FRDO, 3.24%, 3/6/2001                                    14,455                                       14,455
University of Wisconsin, Hospital & Clinics
Authority, Rev., FRDO, 3.20%, 3/1/2001                                            2,500                                        2,500
Wisconsin Clean Water Rev., Series 2000 PA-718, VRDN,
3.54%, 3/1/01                                                                                      5,830             5,830     5,830
Wisconsin CP, 4.35%, 3/6/01                                                                        7,020             7,020     7,020
Wisconsin Housing & Economic Development Authority,
Home Ownership, Floating Rate Trust Receipts, Ser.
18, Rev., FRDO, 3.40%, 3/7/2001                                                   3,250                                        3,250
Wisconsin Public Power Inc. System, Power Supply
System, Municipal Securities Trust Receipts, Ser.
SGA-2, Rev., FRDO, 3.24%, 3/5/2001                                                7,250                                        7,250
Wisconsin State, Clean Water, Ser. 1, Rev., ^, 6.75%,
6/1/2001                                                                          5,124                                        5,124
Wisconsin State, Health & Education Facilities
Authority, Ser. 1998-A, Rev., 3.70%, 3/7/2001                                     7,200                                        7,200
                                                                 -------------------------------------------------------------------

Total Wisconsin                                                                  46,450           12,850            12,850    59,300

WYOMING                                                  1.27%
Gillette Pollution Control Rev., VRDN, 3.30%, 3/7/01
(LOC:Commerzbank A.G.)                                                                            11,570            11,570    11,570
Lincoln County, Wyoming, PCR, Exxon Project, Ser. B,
Rev., FRDO, 3.10%, 3/1/2001                                                       2,000                                        2,000
Sweetwater County Pollution Control Rev., Series 1990
A,(Pacificorp), VRDN, 3.05%, 3/7/01 (LOC: Commerzbank
A.G.)                                                                                             32,000            32,000    32,000
Uinta County, Wyoming, PCR, Chevron U.S.A. Inc.
Project, Rev., FRDO, 3.05%, 3/1/2001                                                200                                          200
Uinta County, Wyoming, PCR, Chevron U.S.A. Inc.
Project, Rev., FRDO, 3.05%, 3/1/2001                                                200                                          200
Wyoming Community Development Authority, Housing,
FLOATS, Ser. PT-195, Rev., FRDO, 4.45%, 3/5/2001                                 14,700                                       14,700
Wyoming Community Development Authority, Housing,
Ser. 2, Rev., 3.75%, 6/1/2001                                                     3,600                                        3,600
                                                                 -------------------------------------------------------------------

Total Wyoming                                                                    20,700           43,570            43,570    64,270

OTHER                                                    3.64%
ABN Amro Munitops Certificate Trust, Series 1999-6,
VRDN, 3.26%, 3/7/01 (PSF)                                                                         31,495            31,495    31,495

                         PRINCIPAL AMOUNT
----------------------------------------------------------------------
                                                         PRO FORMA
                   JPMORGAN TAX EXEMPT                   COMBINED
JPMORGAN TAX FREE     MONEY MARKET       PRO FORMA   JPMORGAN TAX FREE
MONEY MARKET FUND      PORTFOLIO        ADJUSTMENTS  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MUNICIPALS                                              99.90%
                                                                   -----------------------------------------------------------------
                                10,000                  10,000     ABN Amro Munitops Certificate Trust, Series 1999-9,
                                                                   VRDN, 3.26%, 3/7/01 (PSF)
                                                         6,650     ABN Amro Munitops Certificate Trust, Series 2000-10,
                                 6,650                             VRDN, 3.26%, 3/7/01 (MBIA)
                                                        14,990     ABN Amro Munitops Certificate Trust, Series 2000-11,
                                14,990                             VRDN, 3.33%, 3/7/01 (PSF)
                                                        14,185     ABN Amro Munitops Certificate Trust, Series 2000-13,
                                14,185                             VRDN, 4.35%, 5/1/01 (PSF)
                                                        30,795     ABN Amro Munitops Certificate Trust, Series 2000-16,
                                                                   VRDN, 4.38%, 3/4/01 (Financial Guaranty Insurance
                                30,795                             Co.)
                                                        16,610     ABN Amro Munitops Certificate Trust, Series 2000-4,
                                                                   VRDN, 3.26%, 3/7/01 (Financial Guaranty Insurance
                                16,610                             Co.)
                                                         5,000     ABN Amro Munitops Certificate Trust, Series 2001-1,
                                 5,000                             VRDN, 3.26%, 3/7/01
                                                        27,500     Charter Mac, Floating Rate Certificates, Ser. NAT-1,
           27,500                                                  FRDO, 3.72%, 3/6/2001
                                                         1,100     Federal Home Loan Mortgage Corp., Discount Notes,
            1,100                                                  5.23%, 3/1/2001
                                 9,870                   9,870     IBM Tax Exempt Grantor, 3.72%, 3/1/01
                                 5,100                   5,100     Intermountain Power Agency, 3.20%, 6/13/01
                                11,800                  11,800     Intermountain Power Agency, 3.50%, 4/19/01

                                                                   Total Other

--------------------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL INVESTMENTS                                       99.90%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL COST
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                             MARKET VALUE
                                                         ---------------------------------------------------------------------------
                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                          JPMORGAN
                                                                                                                          TAX FREE
                                                                   JPMORGAN TAX              JPMORGAN TAX                  MONEY
                                                                 FREE MONEY MARKET           EXEMPT MONEY      PRO FORMA   MARKET
                                                                      FUND          JPM      MARKET PORTFOLIO ADJUSTMENTS   FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS                                               99.90%
-------------------------------------------------------------------
ABN Amro Munitops Certificate Trust, Series 1999-9,                                          10,000            10,000        10,000
VRDN, 3.26%, 3/7/01 (PSF)
ABN Amro Munitops Certificate Trust, Series 2000-10,
VRDN, 3.26%, 3/7/01 (MBIA)                                                                    6,650             6,650         6,650
ABN Amro Munitops Certificate Trust, Series 2000-11,
VRDN, 3.33%, 3/7/01 (PSF)                                                                    14,990            14,990        14,990
ABN Amro Munitops Certificate Trust, Series 2000-13,
VRDN, 4.35%, 5/1/01 (PSF)                                                                    14,185            14,185        14,185
ABN Amro Munitops Certificate Trust, Series 2000-16,
VRDN, 4.38%, 3/4/01 (Financial Guaranty Insurance
Co.)                                                                                         30,795            30,795        30,795
ABN Amro Munitops Certificate Trust, Series 2000-4,
VRDN, 3.26%, 3/7/01 (Financial Guaranty Insurance
Co.)                                                                                         16,610            16,610        16,610
ABN Amro Munitops Certificate Trust, Series 2001-1,
VRDN, 3.26%, 3/7/01                                                                           5,000             5,000         5,000
Charter Mac, Floating Rate Certificates, Ser. NAT-1,
FRDO, 3.72%, 3/6/2001                                                       27,500                                           27,500
Federal Home Loan Mortgage Corp., Discount Notes,
5.23%, 3/1/2001                                                              1,100                                            1,100
IBM Tax Exempt Grantor, 3.72%, 3/1/01                                                         9,870             9,870         9,870
Intermountain Power Agency, 3.20%, 6/13/01                                                    5,100             5,100         5,100
Intermountain Power Agency, 3.50%, 4/19/01                                                   11,800            11,800        11,800
                                                                --------------------------------------------------------------------

Total Other                                                                 28,600          156,495           156,495       185,095

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                        99.90%        $ 1,776,577      $ 3,298,271       $ 3,298,271   $ 5,074,848
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL COST                                                             $ 1,776,577      $ 3,298,271       $ 3,298,271   $ 5,074,848
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                       $ 1,775,853      $ 3,312,439       $ 3,312,439   $ 5,079,850
------------------------------------------------------------------------------------------------------------------------------------


AMBAC - AMBAC Assurance Corporation
BAN - Bond Anticipation Notes
COP - Certificates of Participation
CP - Commercial Paper
FGIC - Financial Guarantee Insurance Co.
FLOATS - Floating Auction Tax Exempts
FRDO - Floating Rate Demand Obligation.  The maturity date shown
Is the next interest reset date. The interest rate shown is the rate in effect at February 28, 20001
FSA - Financial Securities Assurance
GO - General Obligation
IDA - Industrial Development Authority
IDBR - Industrial Development Board
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corp.
PCR - Pollution Control Revenue
PSF - Permanent School Fund
RAN - Revenue Anticipation Notes
Rev - Revenue Bond
Ser - Series
TAN - Tax Anticipation Note

TRAN - Tax & Revenue Anticipation Notes
VRDN - Variable Rate Demand Note.
Interest resed date is indicated and used in (S) calculating the weighted average portfolio maturity. Rate shown is effective November 30, 2000.
VRN - Variable Rate Note
144A - Securities Restricted for resale to Qualified Institutional
Buyers.
^ - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call
# - Security may only be sold to qualified institutional buyers.

                   J.P. MORGAN TAX EXEMPT MONEY MARKET FUND /
           J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND /
       J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND /
  THE TAX EXEMPT MONEY MARKET PORTFOLIO / JPMORGAN TAX FREE MONEY MARKET FUND
           PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                      AS OF FEBRUARY 28, 2001 (UNAUDITED)
                (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)

                                                                                                   J.P. MORGAN
                                                                              J.P. MORGAN         INSTITUTIONAL
                                                       J.P. MORGAN TAX      INSTITUTIONAL TAX      SERVICE TAX       THE TAX EXEMPT
                                                        EXEMPT MONEY          EXEMPT MONEY         EXEMPT MONEY        MONEY MARKET
                                                         MARKET FUND          MARKET FUND          MARKET FUND          PORTFOLIO
ASSETS:
   Investment in The J.P. Morgan Tax Exempt
   Money Market Portfolio at Value                      $   2,047,957         $   1,214,805        $   49,677          $        -
   Investment securities at Value                                   -                     -                 -           3,298,271
   Cash                                                             -                     -                 -                   -
   Deferred Organization Expenses                                   -                     -                 5                   -
   Other Assets                                                    31                    37                 3                   7
   Receivables:
        Income                                                      -                     -                 -              22,229
        Investment Securities Sold                                  -                     -                 -              12,000
        Interest                                                    -                     -                 -                 168
        Expense Reimbursement                                       -                   192                18                   -
                                         ----------------------------------------------------------------------------------------
          Total Assets                                      2,047,988             1,215,034            49,703           3,332,675
                                         ----------------------------------------------------------------------------------------

LIABILITIES:
   Payables:
        Due to Custodian                                            -                     -                 -              19,822
        Dividends                                               5,055                 2,877               119                   -
        Investment Securities Purchased
   Accrued Liabilities:
        Shareholder Servicing Fees                                396                    84                 2                   -
        Investment Advisory Fees                                    -                     -                 -                 324
        Administration Fees                                         2                     1                 -                   2
        Administrative Services Fees                               37                    19                 1                  56
        Distribution Fees                                           -                     -                 -                   -
        Custody Fees                                                -                     -                 -                  10
        Service Organization Fees                                   -                     -                 9                   -
        Fund Services Fees                                          1                     -                 -                   1
        Other                                                      51                    33                36                  21
                                         ----------------------------------------------------------------------------------------
          Total Liabilities                                     5,542                 3,014               167              20,236
                                         ----------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in Capital                                          2,042,958             1,212,073            49,536
   Accumulated Undistributed
   (Distributions in Excess of)
   Net Investment Income                                           16                    10                 1
   Accumulated Undistributed Net
   Realized Loss on Investments                                  (528)                  (63)               (1)
                                         ----------------------------------------------------------------------------------------
          Net Assets                                    $   2,042,446         $   1,212,020        $   49,536       $    3,312,439
                                         ----------------------------------------------------------------------------------------

   Shares of Beneficial Interest Outstanding                2,042,586            1,212,073            49,536

   Shares Outstanding
   Institutional Shares (Renamed Agency)
   Premier Shares
   Vista Shares (Renamed Morgan)
   Reserves Shares

   Net Asset Value Per Share                            $        1.00        $        1.00        $     1.00

   PRO FORMA WITH CONCURRENT REORGANIZATION
   JP MORGAN TAX FREE MONEY MARKET FUND
   Shares Outstanding
   Morgan Shares
   Premier Shares
   Institutional Shares
   Agency Shares

   NET ASSET VALUE
   Morgan Shares
   Premier Shares
   Institutional Shares
   Agency Shares
                                         ----------------------------------------------------------------------------------------
    Cost of Investments                                 $           -         $           -        $        -          $3,298,271
                                         ========================================================================================



                                                                                                       PRO FORMA
                                                                                                        COMBINED
                                                    JPMORGAN TAX FREE          PRO FORMA           JPMORGAN TAX FREE
                                                    MONEY MARKET FUND         ADJUSTMENTS          MONEY MARKET FUND
ASSETS:
   Investment in The J.P. Morgan Tax Exempt
   Money Market Portfolio at Value                      $       -            $(3,312,439) (a)         $        -
   Investment securities at Value                       1,776,577                      -               5,074,848
   Cash                                                        71                      -                      71
   Deferred Organization Expenses                               -                     (5) (b)                  -
   Other Assets                                                12                      -                      90
   Receivables:
        Income                                                  -                      -                  22,229
        Investment Securities Sold                              -                      -                  12,000
        Interest                                           14,566                      -                  14,734
        Expense Reimbursement                                   6                      5  (b)                221
                                         -----------------------------------------------------------------------
          Total Assets                                  1,791,232             (3,312,439)              5,124,193
                                         -----------------------------------------------------------------------

LIABILITIES:
   Payables:
        Due to Custodian                                        -                      -                  19,822
        Dividends                                           4,424                      -                  12,475
        Investment Securities Purchased                    10,000                      -                  10,000
   Accrued Liabilities:
        Shareholder Servicing Fees                            199                      -                     681
        Investment Advisory Fees                              133                      -                     457
        Administration Fees                                   133                      -                     138
        Administrative Services Fees                            -                      -                     113
        Distribution Fees                                      72                      -                      72
        Custody Fees                                           31                      -                      41
        Service Organization Fees                               -                      -                       9
        Fund Services Fees                                      -                      -                       2
        Other                                                 387                      -                     528
                                         -----------------------------------------------------------------------
          Total Liabilities                                15,379                      -                  44,338
                                         -----------------------------------------------------------------------

NET ASSETS:
   Paid-in Capital                                      1,776,363                                      5,080,930
   Accumulated Undistributed
   (Distributions in Excess of) Net
   Investment Income                                          (33)                                            (6)
   Accumulated Undistributed Net
   Realized Loss on Investments                              (477)                                        (1,069)
                                         -----------------------------------------------------------------------
          Net Assets                                   $1,775,853            $(3,312,439)             $5,079,855
                                         -----------------------------------------------------------------------

   Shares of Beneficial Interest
   Outstanding                                                                (3,304,195) (c)                  -

   Shares Outstanding
   Institutional Shares (Renamed Agency)                  704,931               (704,931) (d)                  -
   Premier Shares                                          99,025                (99,025) (d)                  -
   Vista Shares (Renamed Morgan)                          972,428               (972,428) (d)                  -
   Reserves Shares                                              1                     (1) (d)                  -

   Net Asset Value Per Share                                $1.00*

   PRO FORMA WITH CONCURRENT REORGANIZATION
   JPMORGAN TAX FREE MONEY MARKET FUND
   Shares Outstanding
   Morgan Shares                                                                 972,429 (e)             972,429
   Premier Shares                                                              2,191,147 (e)           2,191,147
   Institutional Shares                                                        1,212,073 (e)           1,212,073
   Agency Shares                                                                 704,931 (e)             704,931

   NET ASSET VALUE
   Morgan Shares                                                             $      1.00              $     1.00
   Premier Shares                                                            $      1.00              $     1.00
   Institutional Shares                                                      $      1.00              $     1.00
   Agency Shares                                                             $      1.00              $     1.00
                                         -----------------------------------------------------------------------
    Cost of Investments                                $1,776,577            $         -              $5,074,848
                                         =======================================================================

                                      (a) Reallocation of investment from the
                                          feeder funds to master portfolio.
                                      (b) Reflects write-off of deferred
                                          organization expense.
                                      (c) Reallocation of feeder
                                          funds' beneficial interest
                                          to Premier and Institutional shares
                                          outstanding due to the
                                          Concurrent Reorganization.
                                      (d) Reallocation of funds'
                                          shares outstanding to
                                          Morgan, Premier
                                          and Agency shares
                                          outstanding due to the
                                          Concurrent Reorganization.
                                      (e) Reflects the additional
                                          number of shares outstanding
                                          due to the Concurrent
                                          Reorganization.
                                        * All classes


                   See Notes to Pro Forma Financial Statements.

                  J.P. MORGAN TAX EXEMPT MONEY MARKET FUND /
           J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND /
        J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND /
  THE TAX EXEMPT MONEY MARKET PORTFOLIO / JPMORGAN TAX FREE MONEY MARKET FUND
                        PRO FORMA COMBINING STATEMENT OF OPERATIONS
                FOR THE TWELVE MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS)

                                                                      J.P. MORGAN               J.P. MORGAN
                                                 J.P. MORGAN       INSTITUTIONAL TAX           INSTITUTIONAL           THE TAX
                                              TAX EXEMPT MONEY       EXEMPT MONEY            SERVICE TAX EXEMPT      EXEMPT MONEY
                                                MARKET FUND           MARKET FUND            MONEY MARKET FUND     MARKET PORTFOLIO
INCOME:

    Allocated Investment Income
       from Portfolios                          $   77,657            $    33,356               $     1,868          $   112,881
     Allocated Portfolio Expenses                   (3,340)                (1,421)                      (80)                   -
                                         ----------------------------------------------------------------------------------------
         Investment Income                          74,317                 31,935                     1,788              112,881
                                         ----------------------------------------------------------------------------------------

EXPENSES:

    Shareholder Servicing Fees                       4,759                    818                        23                    -
    Investment Advisory Fees                             -                      -                         -                3,771
    Administrative Services Fees                       457                    187                        11                  655
    Distribution/Service Organization Fees               -                      -                       115                    -
    Custodian Fees                                       -                      -                         -                  257
    Registration Expenses                               10                    105                         5                    -
    Transfer Agent Fees                                 61                     27                        17                    -
    Trustees' Fees                                      24                      7                         -                   31
    Professional Fees                                   25                     18                        14                   54
    Printing and Postage                                18                     11                         5                   12
    Fund Services Fee                                   28                     11                         1                   39
    Administration Fees                                 20                      8                         -                   16
    Insurance Expense                                    1                      -                         -                    6
    Amortization of Organizational Expenses              -                      -                         3                    -
    Financial and Fund Accounting Services Fees         19                     20                        19                    -
    Other                                               19                     20                        18                    -
                                         ----------------------------------------------------------------------------------------
      Total Expenses
                                                     5,441                  1,232                       231                4,841
                                         ----------------------------------------------------------------------------------------
     Less Amounts Waived                                 -                      -                         -                    -
     Less Earnings Credits                               -                      -                         -                    -
     Less Reimbursement of Expenses                      -                  1,014                       106                    -
                                         ----------------------------------------------------------------------------------------
      Net Expenses                                   5,441                    218                       125                4,841
                                         ----------------------------------------------------------------------------------------

                                         ----------------------------------------------------------------------------------------
      Net Investment Income                         68,876                 31,717                     1,663              108,040
                                         ----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net Realized Loss on Investment
Transactions                                           (15)                     -                         -                  (15)
                                                         -                      -                         -                    -
Change in Net Unrealized Appreciation
(Depreciation) on Investments                            -                      -                         -                    -
                                         ----------------------------------------------------------------------------------------
Net Increase in Net Assets from
Operations                                       $  68,861              $  31,717                $    1,663           $  108,025
                                         ========================================================================================


                                                                                                  PRO FORMA COMBINED
                                                JPMORGAN TAX FREE       PRO FORMA ADJUSTMENTS     JPMORGAN TAX FREE
                                                MONEY MARKET FUND                                 MONEY MARKET FUND
 INCOME:
    Allocated Investment Income
       from Portfolio                           $   71,004              (112,881) (c)             183,885
     Allocated Portfolio Expenses                        -                 4,841  (b)                   -

         Investment Income                          71,004              (108,040)                 183,885

 EXPENSES:

    Shareholder Servicing Fees                       4,113                   111  (a)               9,824
    Investment Advisory Fees                         1,695                  (994) (a)               4,472
    Administrative Services Fees                     1,695                 1,467  (a)               4,472
    Distribution/Service Organization Fees             896                  (113) (a)                 898
    Custodian Fees                                     239                   215  (f)                 711
    Registration Expenses                              423                     -                      543
    Transfer Agent Fees                                188                     -                      293
    Trustees' Fees                                      83                     -                      145
    Professional Fees                                   59                   (34) (g)                 136
    Printing and Postage                                64                   (10) (g)                 100
    Fund Services Fee                                    -                     -                       79
    Administration Fees                                  -                    (2) (a)                  42
    Insurance Expense                                    -                     -                        7
    Amortization of Organizational Expenses              -                    (3) (e)                   -
    Financial and Fund Accounting Services Fees          -                   (58) (f)                   -
    Other                                              231                     -                      288
                                         ----------------------------------------------------------------------------------------
      Total Expenses                                 9,686                   579 (e)               22,010
                                         ----------------------------------------------------------------------------------------
     Less amounts waived                             1,837                   579 (a)                2,416
     Less earnings credits                             158                     -                      158
      Less: reimbursement of expenses                   11                   223 (a)                1,354
                                         ----------------------------------------------------------------------------------------
      Net Expenses                                   7,680                  (223)                  18,082
                                         ----------------------------------------------------------------------------------------

                                         ----------------------------------------------------------------------------------------
      Net Investment Income                         63,324              (107,817)                 165,803
                                         ----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investment
transactions                                           (79)                   15 (d)                  (94)

Change in net unrealized appreciation
(depreciation) on investments                            -                     -                        -

                                         ----------------------------------------------------------------------------------------
Net increase in net assets from
operations                                         $63,245             $(107,802)                $165,709
                                         ========================================================================================

                                         (a) Reflects adjustments to
                                         investment advisory fee,
                                         administrative fees and shareholder
                                         servicing fees and/or related waivers
                                         based on the surviving Fund's revised
                                         fee schedule.

                                         (b) Reflects the elimination of
                                         master portfolio expenses which have
                                         been disclosed under feeder expenses.

                                         (c) Reallocation of investments
                                         income to feeder funds

                                         (d) Reallocation of realized and
                                         unrealized loss to feeder funds.

                                         (e) Reflects write off of deferred
                                         organization expense.

                                         (f) Reclassification of fund
                                         accounting expenses into new combined
                                         custody fees.

                                         (g) Reduction reflects extimated
                                         benefits of combining operations.




                   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

                         PRO FORMA FINANCIAL STATEMENTS

 J.P. MORGAN TAX EXEMPT MONEY MARKET FUND/J.P. MORGAN INSTITUTIONAL TAX EXEMPT
  MONEY MARKET FUND/ J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND/THE TAX EXEMPT MONEY MARKET PORTFOLIO/ JPMORGAN TAX FREE MONEY MARKET FUND
               (FORMERLY, CHASE VISTA TAX FREE MONEY MARKET FUND)


                     NOTES TO PRO FORMA FINANCIAL STATEMENTS

                                   (UNAUDITED)

1.   BASIS OF COMBINATION:

The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Tax Exempt Money Market Portfolio ("Master Portfolio"), J.P. Morgan Institutional Tax Exempt Money Market Fund ("Institutional Fund"), J.P. Morgan Tax Exempt Money Market Fund ("Tax Exempt Money Market Fund"), and J.P. Morgan Institutional Service Tax Exempt Money Market Fund, ("Institutional Service Fund"), (collectively the "feeder funds" of the Master Portfolio) and JPMorgan Tax Free Money Market Fund (formerly Chase Vista Tax Free Money Market
Fund) ("JPMTFMMF") as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended February 28, 2001.

Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Master Portfolio, Tax Exempt Money Market Fund, Institutional Fund, Institutional Service Fund and JPMTFMMF in exchange for shares in JPMorgan Tax Free Money Market Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.   SHARES OF BENEFICIAL INTEREST:

Immediately prior to the Concurrent Reorganization, JPMTFMMF would commence offering Investor and Agency Shares. The net asset value per share for the Investor and Agency at the commencement of offering would be identical to the closing net asset value per share for the Premier Class prior to Concurrent Reorganization.

Under the Concurrent Reorganization, the existing shares of Tax Exempt Money Market Fund and Institutional Service Fund would be renamed Premier Shares, the existing shares of Institutional Fund would be renamed Institutional Shares, the existing shares of JPMTFMMF Reserve Class and JPMTFMMF Vista Class would be renamed as Morgan Class, the existing shares of JPMTFMMF Institutional Class would be renamed Agency Class, and the existing shares of JPMTFMMF Premier Class would remain. The net asset values per share for Morgan Class, Institutional Class and Agency Class at the commencement of offering would be identical to the closing net asset value per share for the Premier Shares immediately prior to the Concurrent Reorganization.

Under the proposed Concurrent Reorganization, each shareholder of Tax Exempt Money Market Fund, Institutional Service Fund, and Institutional Fund would receive shares of JPMTFMMF with a value equal to their holding in their respective funds. Holders of the Tax Exempt Money Market Fund and Institutional Service Fund will receive Premier Shares, and Institutional Fund will receive Institutional shares respectively. Holders of Institutional Class in JPMTFMMF will receive Agency shares, holders of Reserves Class in JPMTFMMF will receive Morgan shares, and holders of Vista Class in JPMTFMMF will receive Morgan shares. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders Tax Exempt Money Market Fund, Institutional Fund, and Institutional Service Fund will become shareholders of JPMTFMMF.

The Pro Forma net asset value per share assumes the issuance of additional shares of JPMTFMMF which would have been issued on February 28, 2001 in connection with the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued under the Concurrent Reorganization was calculated based on February 28, 2001 net assets of Tax Exempt Money Market Fund, Institutional Fund, and Institutional Service Fund and net asset value per share of JPMTFMMF - Premier Class.

          JPMORGAN TAX FREE MONEY MARKET WITH CONCURRENT REORGANIZATION

               (AMOUNTS IN THOUSANDS EXCEPT FOR PER SHARE AMOUNTS)

                            INSTITUTIONAL CLASS SHARES

Increase in Shares Issued              1,212,073
Net Assets 2/28/01                    $1,212,020
Pro Forma Net Asset Value
2/28/01                                    $1.00

3.   PRO FORMA OPERATIONS:

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended February 28, 2001.

    FORM N-14
    ---------

    PART C - OTHER INFORMATION
    --------------------------



    Item 15.  Indemnification.

            ---------------

     Reference is hereby made to Article V of the Registrant's Declaration of Trust.

     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

     Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                                    Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 16. Exhibits.

           ---------------

     Declaration of Trust.

     1         Declaration of Trust, as amended. (1)

     2         By-laws. (1)

     3         None.

     4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

     5         None.

     6         Form of Investment Advisory Agreement.(6)

     7         Distribution and Sub-Administration Agreement dated August 21,
               1995.(6)

     8(a)      Retirement Plan for Eligible Trustees.(6)

     8(b)      Deferred Compensation Plan for Eligible Trustees.(6)

     9         Custodian Agreement. (1)

     10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement. (1) and (3)

     10(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)

     10(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(12)

     10(d)     Form of Rule 18f-3 Multi-Class Plan.(12)


                                    Part C-2

     11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.

     12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

     13(a)     Transfer Agency Agreement. (1)

     13(b)     Form of Shareholder Servicing Agreement. (6)

     13(c)     Form of Administration Agreement.(6)

     14        Consent of PricewaterhouseCoopers LLP.

     15        None.

     16(a) Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff, Richard E. Ten Haken, Irving L. Thode.

     16(b)     Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
               Jr.

     17(a)     Form of Proxy Card.

     17(b)     Prospectus for the Surviving Fund to be filed by Amendment.

     17(c)     Prospectus for the Merging Fund.

     17(d) Statement of Additional Information for the Surviving Fund to be filed by Amendment.

     17(e)     Statement of Additional Information for the Merging Fund.

     17(f)     Annual Report of the Surviving Fund dated August 31, 2000.

     17(g)     Semi-Annual Report of the Surviving Fund dated February 28, 2001.

     17(h) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated November 30, 2000.



----------

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.

(2) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on


                                    Part C-3

     Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.

(3) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.

(4) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33- 75250) as filed with the Securities and Exchange Commission on November 30, 1995.

(5) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.

(6) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.

(7) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.

(8) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.

(9) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.

(10) Filed herewith.

(11) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

     Item 17.  Undertakings.

            ---------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


                                    Part C-4

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                    Part C-5

                                   SIGNATURES
                                   ----------

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 16th day of April, 2001.



     MUTUAL FUND TRUST


     Registrant


     By:      /s/ H. Richard Vartabedian
        -----------------------------------------
         H. Richard Vartabedian
         President


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 16, 2001.


               *                    Chairman and Trustee
------------------------------
     Fergus Reid, III


/s/ H. Richard Vartabedian          President
------------------------------      and Trustee
     H. Richard Vartabedian


                *                   Trustee
------------------------------
     William J. Armstrong


               *                    Trustee
------------------------------
     John R.H. Blum


               *                    Trustee
------------------------------
     Stuart W. Cragin, Jr.


               *                    Trustee
------------------------------
     Roland R. Eppley, Jr.


                *                   Trustee
------------------------------
     Joseph J. Harkins


                *                   Trustee
------------------------------
     Sarah E. Jones


             *                      Trustee
------------------------------
     W.D. MacCallan


               *                    Trustee
------------------------------
     W. Perry Neff


               *                    Trustee
------------------------------
     Leonard M. Spalding, Jr.


                *                   Trustee
------------------------------
     Irv Thode


                *                   Trustee
------------------------------
     Richard E. Ten Haken


/s/ Martin R. Dean                  Treasurer and
------------------------------      Principal Financial
     Martin R. Dean                 Officer



/s/ H. Richard Vartabedian          Attorney in Fact
------------------------------
     H. Richard Vartabedian

                                    EXHIBITS

ITEM              DESCRIPTION
----              -----------

(14)              Consent of PricewaterhouseCoopers LLP.

(16)              Powers of Attorney.

(17)(a)           Form of Proxy Card.

    (c)           Prospectus for J.P. Morgan Institutional Tax-Exempt Money
                  Market Fund.

    (e) Statement of Additional Information for J.P. Morgan Institutional Tax-Exempt Money Market Fund.

    (f) Annual Report of JPMorgan Tax Free Money Market Fund (formerly, Chase Vista Tax Free Money Market Fund) dated August 31, 2000.

    (h) Annual Report of J.P. Morgan Institutional Tax-Exempt Money Market Fund (including the Annual Report of The Tax-Exempt Money Market Portfolio) dated November 30, 2000.